UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05002

DWS Variable Series II
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2013 (Unaudited)
DWS Alternative Asset Allocation VIP
	Shares	Value ($)
Mutual Funds 80.5%
DWS Diversified Market Neutral Fund "Institutional"* (a)	1,437,556	14,059,302
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	3,972,075	12,233,991
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	1,115,171	11,486,264
DWS Floating Rate Fund "Institutional" (a)	1,447,565	13,621,586
DWS Global Inflation Fund "Institutional" (a)	744,223	7,449,669
DWS RREEF Global Infrastructure Fund "Institutional" (a)	963,622	12,430,719
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	332,084	2,789,503

Total Mutual Funds (Cost $73,235,747)		74,071,034
Exchange-Traded Funds 16.2%
iShares International Preferred Stock Fund	3,471	85,387
PowerShares DB U.S. Dollar Index Bullish Fund* (b)	82,585	1,786,314
SPDR Barclays Convertible Securities	221,966	10,032,863
SPDR Barclays Short Term High Yield Bond Fund	39,508	1,206,574
WisdomTree Emerging Markets Local Debt Fund	38,599	1,817,241

Total Exchange-Traded Funds (Cost $14,544,883)		14,928,379
Cash Equivalents 3.4%
Central Cash Management Fund, 0.05% (a) (c) (Cost $3,068,934)	3,068,934	3,068,934

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $90,849,564) †	100.1	92,068,347
Other Assets and Liabilities, Net	(0.1)	(74,004)

Net Assets	100.0	91,994,343

*	Non-income producing security.
†
The cost for federal income tax purposes was $91,639,918.  At September 30, 2013, net unrealized appreciation for all securities based on tax cost was $428,429.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,504,779 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,076,350.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	Affiliated fund managed by DB Commodity Services LLC, a subsidiary of Deutshce Bank AG.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended September 30, 2013 is as follows:

Affiliate	Value ($) at 12/31/2012	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distribu-tions ($)	Capital Gain Distribu-tions ($)	Value ($) at 9/30/2013
DWS Diversified Market Neutral Fund	10,861,175	3,926,000	954,000	890	—	—	14,059,302
DWS Enhanced Commodity Strategy Fund	9,764,605	3,539,117	295,000	(127,589)	81,117	—	12,233,991
DWS Enhanced Emerging Markets Fixed Income Fund	5,788,784	6,649,802	185,000	(8,692)	235,802	—	11,486,264
DWS Floating Rate Fund	8,973,006	5,499,202	820,000	(4,426)	362,202	—	13,621,586
DWS Global Inflation Fund	8,483,420	2,537,843	2,617,000	(334,515)	59,843	—	7,449,669
DWS Gold & Precious Metals Fund	693,385	120,000	687,045	(150,316)	—	—	—
DWS RREEF Global Infrastructure Fund	7,644,550	4,762,107	815,000	4,385	105,902	11,205	12,430,719
DWS RREEF Global Real Estate Securities Fund	6,354,589	1,788,574	5,636,000	532,371	18,574	—	2,789,503
PowerShares DB G10 Currency Harvest Fund	—	862,073	814,239	(47,834)	—	—	—
PowerShares DB U.S. Dollar Index Bullish Fund	—	1,825,486	—	—	—	—	1,786,314
Central Cash Management Fund	772,008	26,305,431	24,008,505	—	849	—	3,068,934
	59,335,522	57,815,635	36,831,789	(135,726)	864,289	11,205	78,926,282

(c)	The rate shown is the annualized seven-day yield at period end.
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$74,071,034	$—	$—	$74,071,034
Exchange-Traded Funds	14,928,379	—	—	14,928,379
Short-Term Investments	3,068,934	—	—	3,068,934
Total	$92,068,347	$—	$—	$92,068,347

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.

Investment Portfolio	as of September 30, 2013 (Unaudited)
DWS Global Equity VIP
	Shares	Value ($)
Common Stocks 95.8%
Belgium 1.9%
Anheuser-Busch InBev NV (Cost $963,260)	13,000	1,292,107
Canada 5.5%
Agnico Eagle Mines Ltd.	15,000	397,050
Brookfield Asset Management, Inc. "A"	39,000	1,459,211
Canadian Oil Sands Ltd.	35,000	678,219
Canadian Pacific Railway Ltd.	10,500	1,295,515

(Cost $3,881,223)		3,829,995
Denmark 1.7%
Coloplast AS "B"	14,000	797,044
DS Norden AS	9,200	387,897

(Cost $1,122,430)		1,184,941
France 4.3%
Edenred	24,000	779,458
Etablissements Maurel et Prom	20,000	307,040
LVMH Moet Hennessy Louis Vuitton SA	2,000	394,169
Pernod Ricard SA	12,000	1,490,971

(Cost $2,694,731)		2,971,638
Germany 4.2%
BASF SE	9,500	912,145
Fresenius Medical Care AG & Co. KGaA	20,000	1,300,950
Stada Arzneimittel AG	14,000	709,811

(Cost $2,742,371)		2,922,906
India 1.0%
ICICI Bank Ltd. (ADR) (Cost $774,628)	24,000	731,520
Indonesia 1.7%
PT Gudang Garam Tbk	155,000	468,891
PT Indofood CBP Sukses Makmur Tbk	770,000	682,343

(Cost $1,588,367)		1,151,234
Ireland 3.5%
Accenture PLC "A"	11,500	846,860
Alkermes PLC*	6,500	218,530
Experian PLC	42,000	799,981
Shire PLC	14,000	560,565

(Cost $2,235,914)		2,425,936
Italy 1.3%
Unipol Gruppo Finanziario SpA (Cost $703,603)	200,000	884,262
Korea 1.2%
Hyundai Motor Co. (Cost $681,684)	3,500	817,870
Luxembourg 1.1%
Eurofins Scientific	2,400	604,885
RTL Group SA	1,600	162,389

(Cost $691,853)		767,274
Malaysia 1.0%
IHH Healthcare Bhd.* (Cost $729,173)	560,000	713,155
Mexico 1.6%
Fomento Economico Mexicano SAB de CV (ADR)	9,500	922,355
Grupo Aeroportuario del Sureste SAB de CV (ADR) (a)	1,740	189,416

(Cost $1,158,422)		1,111,771
Netherlands 1.6%
ASML Holding NV (Cost $510,738)	11,000	1,084,902
Norway 0.8%
DNO International ASA* (Cost $503,423)	247,000	548,897
Philippines 1.5%
Metropolitan Bank & Trust	520,000	989,312
Puregold Price Club, Inc.	56,400	54,016

(Cost $1,069,612)		1,043,328
Sweden 6.1%
Atlas Copco AB "A"	32,000	937,453
Meda AB "A"	36,000	433,094
Svenska Cellulosa AB "B"	32,000	807,454
Swedish Match AB	34,000	1,200,159
Telefonaktiebolaget LM Ericsson "B"	63,000	839,111

(Cost $3,873,128)		4,217,271
Switzerland 3.9%
DKSH Holding AG	6,000	512,282
Nestle SA (Registered)	12,515	876,577
Novartis AG (Registered)	5,500	422,762
Pentair Ltd. (Registered)	13,800	896,172

(Cost $1,958,906)		2,707,793
Taiwan 0.7%
Ginko International Co., Ltd. (Cost $502,623)	27,000	499,860
United Kingdom 5.1%
Aberdeen Asset Management PLC	96,000	588,693
Aveva Group PLC	22,000	925,487
British American Tobacco PLC	17,500	928,558
Intertek Group PLC	20,000	1,069,742

(Cost $3,343,034)		3,512,480
United States 46.1%
Aegerion Pharmaceuticals, Inc.* (a)	3,100	265,701
Agilent Technologies, Inc.	7,500	384,375
Allergan, Inc.	7,200	651,240
Alliance Data Systems Corp.* (a)	7,600	1,607,172
Amgen, Inc.	6,500	727,610
Amphenol Corp. "A"	17,000	1,315,460
Beam, Inc.	18,600	1,202,490
Bristol-Myers Squibb Co.	17,000	786,760
Cadence Design Systems, Inc.* (a)	24,000	324,000
CBRE Group, Inc. "A"*	39,000	902,070
Cerner Corp.*	16,000	840,800
Colfax Corp.*	15,000	847,350
Danaher Corp.	14,000	970,480
DIRECTV*	16,000	956,000
Dynavax Technologies Corp.*	70,000	84,000
eBay, Inc.*	7,000	390,530
Edwards Lifesciences Corp.*	11,500	800,745
Exxon Mobil Corp.	8,000	688,320
FMC Technologies, Inc.*	16,500	914,430
Google, Inc. "A"*	700	613,137
JPMorgan Chase & Co.	30,000	1,550,700
L Brands, Inc. (a)	15,000	916,500
Las Vegas Sands Corp.	17,000	1,129,140
Mastercard, Inc. "A"	2,400	1,614,672
McDonald's Corp.	9,000	865,890
National Oilwell Varco, Inc.	11,000	859,210
Neurocrine Biosciences, Inc.*	15,000	169,800
Noble Energy, Inc.	15,000	1,005,150
NPS Pharmaceuticals, Inc.*	6,800	216,308
Orexigen Therapeutics, Inc.*	24,500	150,430
Pall Corp.	12,000	924,480
Praxair, Inc.	11,000	1,322,310
Precision Castparts Corp.	5,500	1,249,820
Rackspace Hosting, Inc.* (a)	11,000	580,360
Schlumberger Ltd.	12,500	1,104,500
Tractor Supply Co.	12,000	806,040
Trimble Navigation Ltd.*	16,000	475,360
United Technologies Corp.	9,500	1,024,290
Volcano Corp.* (a)	7,800	186,576
Yelp, Inc.*	7,000	463,260

(Cost $30,680,657)		31,887,466

Total Common Stocks (Cost $62,409,780)		66,306,606
Participatory Note 1.1%
Nigeria
Zenith Bank PLC (issuer Merrill Lynch International) Expiration Date 8/21/2015 (Cost $811,200)	6,000,000	740,352
Securities Lending Collateral 6.1%
Daily Assets Fund Institutional, 0.09% (b) (c) (Cost $4,228,534)	4,228,534	4,228,534
Cash Equivalents 2.5%
Central Cash Management Fund, 0.05% (b) (Cost $1,714,973)	1,714,973	1,714,973
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $69,164,487) †	105.5	72,990,465
Other Assets and Liabilities, Net	(5.5)	(3,806,553)

Net Assets	100.0	69,183,912

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $69,451,246.  At September 30, 2013, net unrealized appreciation for all securities based on tax cost was $3,539,219.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,166,057 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,626,838.

(a)
All or a portion of these securities were on loan. In addition, ”Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at September 30, 2013 amounted to $4,140,338 which is 5.9% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At September 30, 2013 the DWS Diversified International Equity VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Participatory Note
Industrials	11,884,336	17.7%
Health Care	11,525,001	17.2%
Information Technology	11,080,311	16.6%
Consumer Staples	9,925,921	14.8%
Financials	7,846,120	11.7%
Energy	6,105,766	9.1%
Consumer Discretionary	6,047,998	9.0%
Materials	2,631,505	3.9%
Total	67,046,958	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)
Belgium	$—	$1,292,107	$—	$1,292,107
Canada	3,829,995	—	—	3,829,995
Denmark	—	1,184,941	—	1,184,941
France	—	2,971,638	—	2,971,638
Germany	—	2,922,906	—	2,922,906
India	731,520	—	—	731,520
Indonesia	—	1,151,234	—	1,151,234
Ireland	1,065,390	1,360,546	—	2,425,936
Italy	—	884,262	—	884,262
Korea	—	817,870	—	817,870
Luxembourg	—	767,274	—	767,274
Malaysia	—	713,155	—	713,155
Mexico	1,111,771	—	—	1,111,771
Netherlands	—	1,084,902	—	1,084,902
Norway	—	548,897	—	548,897
Philippines	—	1,043,328	—	1,043,328
Sweden	—	4,217,271	—	4,217,271
Switzerland	896,172	1,811,621	—	2,707,793
Taiwan	—	499,860	—	499,860
United Kingdom	—	3,512,480	—	3,512,480
United States	31,887,466	—	—	31,887,466
Participatory Notes (d)	—	740,352	—	740,352
Short-Term Investments (d)	5,943,507	—	—	5,943,507

Total	$45,465,821	$27,524,644	$—	$72,990,465

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2013 (Unaudited)
DWS Global Growth VIP
(Formerly DWS Global Thematic VIP)
	Shares	Value ($)
Common Stocks 95.8%
Belgium 1.5%
Anheuser-Busch InBev NV (Cost $704,866)	7,500	745,446
Bermuda 0.2%
Lazard Ltd. "A" (Cost $71,779)	3,026	108,996
Canada 5.4%
Agnico Eagle Mines Ltd.	9,000	238,230
Brookfield Asset Management, Inc. "A"	23,000	860,560
Canadian Oil Sands Ltd.	20,000	387,554
Canadian Pacific Railway Ltd.	6,400	789,647
Goldcorp, Inc.	13,000	338,130
SunOpta, Inc.*	12,874	125,136

(Cost $2,922,353)		2,739,257
China 0.3%
Minth Group Ltd. (Cost $126,531)	72,161	144,238
Cyprus 0.2%
Prosafe SE (Cost $127,249)	13,190	105,312
Denmark 1.6%
Coloplast AS "B"	8,000	455,454
DS Norden AS	5,500	231,895
GN Store Nord AS	5,755	121,061

(Cost $761,089)		808,410
France 3.9%
Edenred	14,000	454,684
Etablissements Maurel et Prom	14,000	214,928
JC Decaux SA	3,496	128,899
LVMH Moet Hennessy Louis Vuitton SA	1,500	295,626
Pernod Ricard SA	7,000	869,733

(Cost $1,877,834)		1,963,870
Germany 4.0%
BASF SE	5,250	504,080
Fresenius Medical Care AG & Co. KGaA	12,000	780,570
Gerresheimer AG	1,427	85,534
Stada Arzneimittel AG	9,300	471,517
United Internet AG (Registered)	5,091	192,924

(Cost $1,922,335)		2,034,625
Hong Kong 0.7%
K Wah International Holdings Ltd.	259,596	140,159
REXLot Holdings Ltd.	1,435,189	111,096
Techtronic Industries Co.	41,941	109,501

(Cost $359,825)		360,756
India 0.8%
ICICI Bank Ltd. (ADR) (Cost $598,170)	13,000	396,240
Indonesia 1.5%
PT Arwana Citramulia Tbk	1,022,604	74,960
PT Ciputra Property Tbk	499,210	34,970
PT Gudang Garam Tbk	85,000	257,134
PT Indofood CBP Sukses Makmur Tbk	450,000	398,772

(Cost $1,130,849)		765,836
Ireland 3.5%
Accenture PLC "A" (b)	7,000	515,480
C&C Group PLC	16,887	91,398
Experian PLC	27,000	514,274
Paddy Power PLC	1,602	128,255
Ryanair Holdings PLC (ADR)	2,845	141,510
Shire PLC	10,000	400,403

(Cost $1,684,152)		1,791,320
Italy 1.1%
Prysmian SpA	4,822	118,026
Unipol Gruppo Finanziario SpA	102,000	450,974

(Cost $464,181)		569,000
Japan 1.7%
Ai Holdings Corp.	5,880	70,136
Avex Group Holdings, Inc.	4,419	128,999
Hajime Construction Co., Ltd. (a)	2,115	137,018
Kusuri No Aoki Co., Ltd.	1,448	94,608
MISUMI Group, Inc.	2,278	66,101
Nippon Seiki Co., Ltd.	8,059	129,618
United Arrows Ltd.	2,783	117,487
Universal Entertainment Corp.	4,998	106,923

(Cost $840,049)		850,890
Korea 0.9%
Hyundai Motor Co. (Cost $385,421)	2,000	467,354
Luxembourg 0.7%
Eurofins Scientific (Cost $343,618)	1,500	378,053
Malaysia 1.3%
Hartalega Holdings Bhd.	60,611	139,117
IHH Healthcare Bhd.*	350,000	445,722
Tune Ins Holdings Bhd.*	83,691	52,406

(Cost $641,122)		637,245
Mexico 1.6%
Fomento Economico Mexicano SAB de CV (ADR)	7,000	679,630
Grupo Aeroportuario del Sureste SAB de CV (ADR) (a)	1,024	111,473

(Cost $926,578)		791,103
Netherlands 2.1%
ASML Holding NV	6,000	591,765
Brunel International NV	2,065	111,012
Chicago Bridge & Iron Co. NV (b)	1,929	130,728
Koninklijke Vopak NV	1,604	91,842
SBM Offshore NV*	7,323	145,134

(Cost $855,778)		1,070,481
Norway 0.6%
DNO International ASA* (Cost $263,479)	145,000	322,227
Panama 0.2%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $92,557)	4,132	102,969
Philippines 1.3%
Alliance Global Group, Inc.	174,353	94,228
House of Investments, Inc.	65,595	9,044
Metropolitan Bank & Trust	270,000	513,681
Touch Solutions, Inc.*	206,000	42,708

(Cost $781,365)		659,661
Singapore 0.4%
Lian Beng Group Ltd.	266,639	119,077
UE E&C Ltd.	45,593	33,637
Yongnam Holdings Ltd.	260,819	60,378

(Cost $206,667)		213,092
Spain 0.4%
Mapfre SA (Cost $185,754)	50,000	178,990
Sweden 4.9%
Atlas Copco AB "A"	18,200	533,177
Meda AB "A"	21,000	252,638
Svenska Cellulosa AB "B"	20,000	504,659
Swedish Match AB	18,000	635,378
Telefonaktiebolaget LM Ericsson "B"	40,000	532,769

(Cost $2,235,433)		2,458,621
Switzerland 3.0%
DKSH Holding AG	2,500	213,451
Dufry AG (Registered)*	691	103,916
Nestle SA (Registered)	8,000	560,337
OC Oerlikon Corp. AG (Registered)*	4,427	59,145
Pentair Ltd. (Registered) (b)	9,000	584,460

(Cost $1,383,423)		1,521,309
Thailand 0.1%
Malee Sampran Factory PCL (Foreign Registered) (Cost $76,387)	38,692	41,129
United Kingdom 6.5%
Aberdeen Asset Management PLC	55,000	337,272
Aveva Group PLC	14,200	597,360
Babcock International Group PLC	8,392	162,433
British American Tobacco PLC	9,500	504,074
Burberry Group PLC	3,534	93,588
Crest Nicholson Holdings PLC*	19,924	107,107
Domino's Pizza Group PLC	9,577	90,567
Essentra PLC	7,465	90,407
Hargreaves Lansdown PLC	6,730	106,723
HellermannTyton Group PLC	23,742	104,179
IG Group Holdings PLC	8,899	83,431
Intertek Group PLC	12,000	641,845
John Wood Group PLC	7,785	101,189
Monitise PLC*	47,228	43,619
Rotork PLC	2,294	101,301
Spirax-Sarco Engineering PLC	2,563	125,137

(Cost $3,106,932)		3,290,232
United States 45.4%
Advance Auto Parts, Inc.	962	79,538
AECOM Technology Corp.*	2,625	82,084
Affiliated Managers Group, Inc.*	685	125,108
Agilent Technologies, Inc.	5,000	256,250
Allergan, Inc.	4,500	407,025
Alliance Data Systems Corp.* (a)	4,000	845,880
Altra Holdings, Inc.	2,046	55,058
Amgen, Inc.	3,700	414,178
Amphenol Corp. "A"	10,000	773,800
Applied Industrial Technologies, Inc.	1,517	78,126
BE Aerospace, Inc.*	1,588	117,226
Beam, Inc.	11,500	743,475
BorgWarner, Inc.	1,324	134,240
Bristol-Myers Squibb Co.	10,000	462,800
Cardtronics, Inc.*	2,720	100,912
Catamaran Corp.*	1,441	66,214
CBRE Group, Inc. "A"*	25,000	578,250
Cerner Corp.* (a)	9,000	472,950
Colfax Corp.*	10,000	564,900
Danaher Corp.	8,500	589,220
Deckers Outdoor Corp.* (a)	1,130	74,490
DFC Global Corp.* (a)	7,296	80,183
DIRECTV*	9,000	537,750
Dresser-Rand Group, Inc.*	1,644	102,586
Dril-Quip, Inc.*	916	105,111
eBay, Inc.*	4,500	251,055
Edwards Lifesciences Corp.* (a)	6,200	431,706
Encore Capital Group, Inc.* (a)	2,638	120,979
Exxon Mobil Corp.	4,000	344,160
FMC Technologies, Inc.*	9,200	509,864
Google, Inc. "A"*	550	481,750
Green Mountain Coffee Roasters, Inc.* (a)	880	66,290
Hain Celestial Group, Inc.*	946	72,956
HeartWare International, Inc.* (a)	1,091	79,872
Hi-Tech Pharmacal Co., Inc.	568	24,509
Jack in the Box, Inc.*	1,392	55,680
Jarden Corp.*	2,471	119,596
JPMorgan Chase & Co.	18,000	930,420
L Brands, Inc.	9,600	586,560
Las Vegas Sands Corp.	10,500	697,410
Leucadia National Corp.	3,872	105,473
Ligand Pharmaceuticals, Inc. "B"*	2,149	93,009
Manitowoc Co., Inc.	5,873	114,993
MasterCard, Inc. "A"	1,450	975,531
McDonald's Corp.	5,600	538,776
MICROS Systems, Inc.*	1,642	82,001
Middleby Corp.* (a)	522	109,051
National Oilwell Varco, Inc. (a)	6,000	468,660
Noble Energy, Inc.	9,000	603,090
Oaktree Capital Group LLC	1,783	93,340
Oasis Petroleum, Inc.*	1,873	92,020
Ocwen Financial Corp.*	2,954	164,745
Oil States International, Inc.*	641	66,318
Pacira Pharmaceuticals, Inc.* (a)	5,595	269,064
Pall Corp. (a)	7,500	577,800
Polaris Industries, Inc. (a)	1,085	140,160
Praxair, Inc.	7,000	841,470
Precision Castparts Corp.	3,100	704,444
PTC, Inc.*	2,093	59,504
Rackspace Hosting, Inc.* (a)	6,000	316,560
Roadrunner Transportation Systems, Inc.*	3,382	95,508
Rosetta Resources, Inc.*	951	51,791
Schlumberger Ltd.	7,200	636,192
Sears Hometown & Outlet Stores, Inc.*	2,077	65,945
Signature Bank*	785	71,843
Sinclair Broadcast Group, Inc. "A"	2,954	99,018
Synta Pharmaceuticals Corp.*	8,754	55,238
Tenneco, Inc.*	2,007	101,354
The Bancorp., Inc.*	3,319	58,813
Thermon Group Holdings, Inc.*	4,507	104,157
Thoratec Corp.*	2,722	101,503
TIBCO Software, Inc.*	3,265	83,551
TiVo, Inc.*	3,809	47,384
Tractor Supply Co. (a)	6,200	416,454
Trimble Navigation Ltd.*	9,200	273,332
Tristate Capital Holdings, Inc.*	4,168	53,726
United Rentals, Inc.* (a)	1,865	108,711
United Technologies Corp.	6,500	700,830
Urban Outfitters, Inc.*	2,092	76,923
WABCO Holdings, Inc.*	1,293	108,948
Waddell & Reed Financial, Inc. "A"	2,418	124,479
Western Digital Corp.	2,835	179,739
Yelp, Inc.* (a)	4,200	277,956
Zions Bancorp.	4,125	113,107

(Cost $20,964,543)		23,042,672

Total Common Stocks (Cost $46,040,319)		48,559,334
Participatory Note 1.0%
Nigeria
Zenith Bank PLC (issuer Merrill Lynch International), Expiration Date 8/21/2015 (Cost $533,000)	4,100,000	505,907
Securities Lending Collateral 8.2%
Daily Assets Fund Institutional, 0.09% (c) (d) (Cost $4,165,683)	4,165,683	4,165,683
Cash Equivalents 3.4%
Central Cash Management Fund, 0.05% (c) (Cost $1,729,074)	1,729,074	1,729,074

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $52,468,076) †	108.4	54,959,998
Other Assets and Liabilities, Net	(8.4)	(4,240,234)

Net Assets	100.0	50,719,764

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $53,074,025.  At September 30, 2013, net unrealized appreciation for all securities based on tax cost was $1,885,973.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,185,867 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,299,894.

(a)
All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at September 30, 2013 amounted to $3,795,519 which is 7.5% of net assets.

(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At September 30, 2013 the DWS Global Growth VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Participatory Note
Industrials	9,687,814	19.7%
Information Technology	7,335,716	15.0%
Health Care	6,664,387	13.6%
Financials	6,493,744	13.2%
Consumer Staples	6,390,155	13.0%
Consumer Discretionary	6,133,130	12.5%
Energy	4,347,978	8.9%
Materials	2,012,317	4.1%
Total	49,065,241	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)
Belgium	$—	$745,446	$—	$745,446
Bermuda	108,996	—	—	108,996
Canada	2,739,257	—	—	2,739,257
China	—	144,238	—	144,238
Cyprus	—	105,312	—	105,312
Denmark	—	808,410	—	808,410
France	—	1,963,870	—	1,963,870
Germany	—	2,034,625	—	2,034,625
Hong Kong	—	360,756	—	360,756
India	396,240	—	—	396,240
Indonesia	—	765,836	—	765,836
Ireland	656,990	1,134,330	—	1,791,320
Italy	—	569,000	—	569,000
Japan	—	850,890	—	850,890
Korea	—	467,354	—	467,354
Luxembourg	—	378,053	—	378,053
Malaysia	—	637,245	—	637,245
Mexico	791,103	—	—	791,103
Netherlands	130,728	939,753	—	1,070,481
Norway	—	322,227	—	322,227
Panama	102,969	—	—	102,969
Philippines	—	659,661	—	659,661
Singapore	—	213,092	—	213,092
Spain	—	178,990	—	178,990
Sweden	—	2,458,621	—	2,458,621
Switzerland	584,460	936,849	—	1,521,309
Thailand	—	41,129	—	41,129
United Kingdom	—	3,290,232	—	3,290,232
United States	23,042,672	—	—	23,042,672
Participatory Note (e)	—	505,907	—	505,907
Short-Term Investments (e)	5,894,757	—	—	5,894,757

Total	$34,448,172	$20,511,826	$—	$54,959,998

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.
(e)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2013 (Unaudited)
DWS Global Income Builder VIP

		Shares	Value ($)

Common Stocks 60.3%
Consumer Discretionary 7.4%
Auto Components 0.5%
Aisin Seiki Co., Ltd.		1,000	42,860
Bridgestone Corp.		4,500	164,722
Cie Generale des Etablissements Michelin		1,013	112,334
Delphi Automotive PLC		3,000	175,260
Johnson Controls, Inc.		700	29,050
Magna International, Inc.		2,300	189,685
Sumitomo Rubber Industries Ltd.		14,100	218,265
TRW Automotive Holdings Corp.*		300	21,393
Yokohama Rubber Co., Ltd.		27,466	272,027

			1,225,596
Automobiles 1.2%
Bayerische Motoren Werke (BMW) AG		567	60,955
Daihatsu Motor Co., Ltd.		11,000	213,717
Daimler AG (Registered)		1,285	100,160
Ford Motor Co.		15,200	256,424
Fuji Heavy Industries Ltd.		2,000	55,635
General Motors Co.* (a)		15,500	557,535
Honda Motor Co., Ltd.		8,300	317,187
Isuzu Motors Ltd.		9,000	59,664
Nissan Motor Co., Ltd.		43,800	440,989
Renault SA		3,421	272,927
Toyota Motor Corp.		5,100	327,069
Volkswagen AG		1,789	405,775

			3,068,037
Distributors 0.0%
Jardine Cycle & Carriage Ltd.		1,000	30,421
Diversified Consumer Services 0.1%
Benesse Holdings, Inc.		4,200	152,835
H&R Block, Inc.		4,100	109,306

			262,141
Hotels, Restaurants & Leisure 1.2%
Carnival Corp.		8,300	270,912
Carnival PLC		2,651	89,831
Chipotle Mexican Grill, Inc.*		100	42,870
Compass Group PLC		11,957	164,384
Crown Ltd.		6,594	95,684
Darden Restaurants, Inc.		5,300	245,337
Dawn Holdings, Inc.* (b)		1	1,875
International Game Technology		1,100	20,823
Las Vegas Sands Corp.		2,200	146,124
Marriott International, Inc. "A"		500	21,030
McDonald's Corp.		4,800	461,808
Oriental Land Co., Ltd.		600	99,316
Royal Caribbean Cruises Ltd.		4,500	172,260
Sands China Ltd.		12,000	74,409
SJM Holdings Ltd.		38,929	109,710
SKYCITY Entertainment Group Ltd.		4,407	14,651
Starbucks Corp.		2,500	192,425
Tabcorp Holdings Ltd.		30,689	93,938
Tatts Group Ltd.		34,755	100,525
Tim Hortons, Inc.		2,100	121,794
Trump Entertainment Resorts, Inc.*		2	0
TUI Travel PLC		17,715	105,290
Whitbread PLC		1,478	70,876
William Hill PLC		8,583	55,911
Wyndham Worldwide Corp.		2,000	121,940
Yum! Brands, Inc.		2,500	178,475

			3,072,198
Household Durables 0.6%
Electrolux AB "B"		3,662	95,137
Garmin Ltd. (a)		1,200	54,228
Leggett & Platt, Inc.		2,500	75,375
Mohawk Industries, Inc.*		1,000	130,250
Newell Rubbermaid, Inc.		2,900	79,750
Persimmon PLC*		8,710	153,132
Sekisui Chemical Co., Ltd.		20,986	214,349
Sekisui House Ltd.		19,872	267,913
Toll Brothers, Inc.*		1,300	42,159
Whirlpool Corp.		2,000	292,880

			1,405,173
Internet & Catalog Retail 0.0%
Liberty Interactive Corp. "A"*		1,000	23,470
Leisure Equipment & Products 0.3%
Hasbro, Inc. (a)		3,700	174,418
Mattel, Inc.		6,500	272,090
Namco Bandai Holdings, Inc.		15,400	288,034
Polaris Industries, Inc. (a)		100	12,918
Sega Sammy Holdings, Inc.		1,500	43,452

			790,912
Media 2.0%
British Sky Broadcasting Group PLC		14,160	199,581
CBS Corp. "B"		1,500	82,740
Comcast Corp. "A"		12,000	541,800
Comcast Corp. "A"		13,500	585,495
DIRECTV*		7,200	430,200
Discovery Communications, Inc. "A"*		1,400	118,188
Discovery Communications, Inc. "C"*		2,300	179,676
Eutelsat Communications SA		419	13,251
Liberty Global PLC "A"*		800	63,480
Liberty Global PLC "C"*		1,200	90,516
Liberty Media Corp. "A"*		3,000	441,450
Omnicom Group, Inc.		800	50,752
Pearson PLC		8,859	180,315
Reed Elsevier NV		4,134	83,083
Reed Elsevier PLC		2,462	33,162
Scripps Networks Interactive, Inc. "A" (a)		1,600	124,976
SES SA		2,197	62,883
Shaw Communications, Inc. "B"		8,200	190,422
Thomson Reuters Corp.		5,400	188,833
Time Warner Cable, Inc.		2,400	267,840
Time Warner, Inc.		6,800	447,508
Twenty-First Century Fox, Inc.		3,900	130,650
Twenty-First Century Fox, Inc. "B"		5,900	197,060
Vertis Holdings, Inc.*		111	0
Viacom, Inc. "B"		1,900	158,802
Walt Disney Co.		4,700	303,103
WPP PLC		3,388	69,748

			5,235,514
Multiline Retail 0.4%
Canadian Tire Corp., Ltd. "A"		200	17,713
Dollar General Corp.*		1,100	62,106
Dollar Tree, Inc.*		1,300	74,308
Family Dollar Stores, Inc.		700	50,414
Kohl's Corp.		4,200	217,350
Macy's, Inc.		5,300	229,331
Marks & Spencer Group PLC		2,009	16,156
Target Corp. (a)		6,100	390,278

			1,057,656
Specialty Retail 0.5%
Advance Auto Parts, Inc.		500	41,340
AutoZone, Inc.*		600	253,638
Bed Bath & Beyond, Inc.*		2,300	177,928
Home Depot, Inc.		2,600	197,210
Lowe's Companies, Inc.		3,400	161,874
O'Reilly Automotive, Inc.* (a)		400	51,036
PetSmart, Inc. (a)		300	22,878
Ross Stores, Inc.		1,000	72,800
Staples, Inc. (a)		9,849	144,288
The Gap, Inc.		3,500	140,980
TJX Companies, Inc.		2,000	112,780

			1,376,752
Textiles, Apparel & Luxury Goods 0.6%
Christian Dior SA		300	58,857
Cie Financiere Richemont SA (Registered)		1,636	163,497
Coach, Inc. (a)		2,600	141,778
Gildan Activewear, Inc.		1,100	51,046
LVMH Moet Hennessy Louis Vuitton SA		443	87,308
NIKE, Inc. "B"		4,200	305,088
Ralph Lauren Corp.		300	49,419
Swatch Group AG (Bearer)		199	128,375
Swatch Group AG (Registered)		2,037	229,364
VF Corp.		1,243	247,419
Yue Yuen Industrial (Holdings) Ltd.		68,500	189,995

			1,652,146
Consumer Staples 5.0%
Beverages 0.6%
Anheuser-Busch InBev NV		1,410	140,144
Asahi Group Holdings Ltd.		1,500	39,473
Carlsberg AS "B"		1,344	138,444
Coca-Cola Co.		7,900	299,252
Diageo PLC		3,300	104,863
Dr. Pepper Snapple Group, Inc. (a)		3,300	147,906
Heineken Holding NV		3,497	221,253
Heineken NV		452	32,008
Molson Coors Brewing Co. "B"		3,700	185,481
PepsiCo, Inc.		4,552	361,884
SABMiller PLC		155	7,901

			1,678,609
Food & Staples Retailing 1.6%
Aeon Co., Ltd.		9,900	136,734
Alimentation Couche-Tard, Inc. "B"		1,300	81,050
Casino Guichard-Perrachon SA		1,417	146,106
Costco Wholesale Corp.		1,300	149,656
CVS Caremark Corp.		7,500	425,625
Empire Co., Ltd. "A"		1,000	72,200
FamilyMart Co., Ltd.		100	4,333
George Weston Ltd.		900	70,782
J Sainsbury PLC		51,783	328,570
Kesko Oyj "B"		1,110	33,313
Koninklijke Ahold NV		6,175	106,992
Kroger Co.		7,000	282,380
Loblaw Companies Ltd.		1,500	66,274
Metro, Inc.		1,700	106,336
Safeway, Inc.		4,400	140,756
Seven & I Holdings Co., Ltd.		2,000	73,258
Sysco Corp.		4,900	155,967
Tesco PLC		55,187	320,828
Wal-Mart Stores, Inc.		7,100	525,116
Walgreen Co.		6,800	365,840
Wesfarmers Ltd.		5,319	204,187
WM Morrison Supermarkets PLC		66,745	302,613
Woolworths Ltd.		5,033	164,402

			4,263,318
Food Products 1.5%
Ajinomoto Co., Inc.		8,669	114,144
Archer-Daniels-Midland Co.		6,800	250,512
Aryzta AG*		2,721	181,881
Associated British Foods PLC		2,777	84,429
Barry Callebaut AG (Registered)*		104	104,362
Bunge Ltd.		5,400	409,914
Campbell Soup Co.		1,700	69,207
ConAgra Foods, Inc.		5,700	172,938
Danone SA		126	9,487
General Mills, Inc.		5,500	263,560
Hormel Foods Corp.		1,100	46,332
Kellogg Co.		2,100	123,333
Kerry Group PLC "A"		2,750	167,594
Kraft Foods Group, Inc.		1,100	57,684
Lindt & Spruengli AG		12	49,257
McCormick & Co., Inc.		700	45,290
Mondelez International, Inc. "A"		7,300	229,366
Nestle SA (Registered)		6,341	444,137
Saputo, Inc.		2,400	113,866
Suedzucker AG		2,617	77,105
Tate & Lyle PLC		871	10,387
The Hershey Co.		900	83,250
The JM Smucker Co.		2,200	231,088
Tyson Foods, Inc. "A" (a)		7,700	217,756
Unilever NV (CVA)		1,316	51,212
Unilever PLC		1,079	41,673
Wilmar International Ltd.		44,000	111,207
Yamazaki Baking Co., Ltd.		1,000	10,810

			3,771,781
Household Products 0.4%
Church & Dwight Co., Inc.		1,600	96,080
Clorox Co.		700	57,204
Colgate-Palmolive Co.		3,000	177,900
Energizer Holdings, Inc.		800	72,920
Kimberly-Clark Corp.		2,600	244,972
Procter & Gamble Co.		4,727	357,314
Reckitt Benckiser Group PLC		2,050	150,007

			1,156,397
Tobacco 0.9%
Altria Group, Inc.		10,351	355,557
British American Tobacco PLC		4,587	243,388
Imperial Tobacco Group PLC		13,656	505,956
Japan Tobacco, Inc.		4,700	169,708
Lorillard, Inc. (a)		7,400	331,372
Philip Morris International, Inc.		4,900	424,291
Reynolds American, Inc.		5,900	287,802

			2,318,074
Energy 5.8%
Energy Equipment & Services 0.7%
Baker Hughes, Inc.		3,000	147,300
Diamond Offshore Drilling, Inc. (a)		3,000	186,960
Ensco PLC "A"		7,300	392,375
National Oilwell Varco, Inc.		1,600	124,976
Noble Corp.		6,900	260,613
Rowan Companies PLC "A"*		5,800	212,976
Schlumberger Ltd.		1,900	167,884
Superior Energy Services, Inc.*		1,200	30,048
Transocean Ltd.		6,578	292,845

			1,815,977
Oil, Gas & Consumable Fuels 5.1%
Anadarko Petroleum Corp.		800	74,392
Apache Corp.		2,000	170,280
BG Group PLC		12,400	237,043
BP PLC		119,423	837,857
Canadian Natural Resources Ltd.		3,900	122,560
Cenovus Energy, Inc.		200	5,969
Chesapeake Energy Corp. (a)		6,500	168,220
Chevron Corp.		5,400	656,100
ConocoPhillips		6,686	464,744
Cosmo Oil Co., Ltd.*		38,310	71,918
Devon Energy Corp.		1,600	92,416
Enbridge, Inc.		2,715	113,392
Eni SpA		11,260	259,606
Exxon Mobil Corp.		6,900	593,676
Galp Energia, SGPS, SA		7	117
Hess Corp.		4,100	317,094
HollyFrontier Corp. (a)		3,700	155,807
Husky Energy, Inc.		7,800	224,296
Idemitsu Kosan Co., Ltd.		3,700	320,896
Imperial Oil Ltd.		6,900	302,982
JX Holdings, Inc.		104,400	542,949
Kinder Morgan, Inc.		12,600	448,182
Marathon Oil Corp.		3,500	122,080
Marathon Petroleum Corp.		5,400	347,328
Murphy Oil Corp.		5,400	325,728
Occidental Petroleum Corp.		3,500	327,390
OMV AG		8,589	424,452
Origin Energy Ltd.		4,828	63,513
Pembina Pipeline Corp.		2,200	72,917
Phillips 66		8,900	514,598
Repsol SA		9,477	235,728
Royal Dutch Shell PLC "A"		28,828	952,232
Royal Dutch Shell PLC "B"		26,378	911,692
Showa Shell Sekiyu KK		17,700	198,577
Spectra Energy Corp.		6,400	219,072
Statoil ASA		18,645	423,554
Suncor Energy, Inc.		5,200	185,929
Tesoro Corp.		6,700	294,666
TonenGeneral Sekiyu KK		40,223	371,894
Total SA (a)		9,591	557,442
TransCanada Corp. (a)		3,304	145,144
Valero Energy Corp.		11,400	389,310
Woodside Petroleum Ltd.		4,473	159,948

			13,423,690
Financials 14.2%
Capital Markets 0.6%
3i Group PLC		42,047	247,716
Ameriprise Financial, Inc.		700	63,756
Bank of New York Mellon Corp.		4,300	129,817
BlackRock, Inc.		400	108,248
Credit Suisse Group AG (Registered)		11,623	356,167
IGM Financial, Inc.		600	27,995
Northern Trust Corp.		500	27,195
State Street Corp.		2,200	144,650
The Goldman Sachs Group, Inc.		1,400	221,494
UBS AG (Registered)*		6,112	125,040

			1,452,078
Commercial Banks 5.9%
Aozora Bank Ltd.		159,412	473,223
Australia & New Zealand Banking Group Ltd.		10,052	288,865
Banco Bilbao Vizcaya Argentaria SA		27,484	308,769
Bank Hapoalim BM		63,279	320,006
Bank Leumi Le-Israel BM*		139,953	520,832
Bank of East Asia Ltd.		37,400	158,295
Bank of Montreal		6,700	447,187
Bank of Nova Scotia		7,306	418,479
Banque Cantonale Vaudoise (Registered)		312	171,920
Barclays PLC		93,539	402,446
BB&T Corp.		10,100	340,875
Bendigo & Adelaide Bank Ltd.		15,442	144,412
BNP Paribas SA		3,014	204,005
BOC Hong Kong (Holdings) Ltd.		95,000	305,383
Canadian Imperial Bank of Commerce (a)		5,500	438,163
CIT Group, Inc.*		2,300	112,171
Comerica, Inc.		1,400	55,034
Commonwealth Bank of Australia		2,762	183,603
Credit Agricole SA*		15,831	174,697
Danske Bank AS*		14,166	304,912
DBS Group Holdings Ltd.		20,000	261,941
Fifth Third Bancorp.		22,200	400,488
First Republic Bank		1,500	69,945
Fukuoka Financial Group, Inc.		33,709	152,681
Hang Seng Bank Ltd.		20,300	330,804
HSBC Holdings PLC		43,221	468,395
KeyCorp		15,700	178,980
Lloyds Banking Group PLC*		88,745	105,878
M&T Bank Corp. (a)		1,800	201,456
Mitsubishi UFJ Financial Group, Inc.		46,400	297,649
Mizrahi Tefahot Bank Ltd.		19,028	209,793
Mizuho Financial Group, Inc. (a)		154,000	335,207
National Australia Bank Ltd.		5,458	174,878
National Bank of Canada		4,300	355,129
Natixis		29,991	143,640
Nishi-Nippon City Bank Ltd.		26,000	71,018
Nordea Bank AB		27,911	337,219
Oversea-Chinese Banking Corp., Ltd.		27,000	221,745
PNC Financial Services Group, Inc.		6,000	434,700
Raiffeisen Bank International AG		919	30,076
Regions Financial Corp.		14,700	136,122
Resona Holdings, Inc.		54,300	278,096
Royal Bank of Canada		5,400	346,003
Royal Bank of Scotland Group PLC*		21,037	122,296
Skandinaviska Enskilda Banken AB "A"		13,954	147,913
Societe Generale SA		3,120	155,601
Standard Chartered PLC		12,833	307,796
Sumitomo Mitsui Financial Group, Inc.		6,900	334,981
SunTrust Banks, Inc.		7,500	243,150
Svenska Handelsbanken AB "A"		1,899	81,251
Swedbank AB "A"		5,961	139,024
The Bank of Yokohama Ltd.		33,411	191,316
The Chiba Bank Ltd.		19,991	146,332
The Chugoku Bank Ltd.		3,000	42,266
The Gunma Bank Ltd.		25,082	147,231
The Hachijuni Bank Ltd.		9,000	56,136
Toronto-Dominion Bank		4,551	409,747
U.S. Bancorp.		13,400	490,172
United Overseas Bank Ltd.		16,000	263,832
Wells Fargo & Co.		14,000	578,480
Westpac Banking Corp.		5,387	164,619
Yamaguchi Financial Group, Inc.		13,000	128,041

			15,465,304
Consumer Finance 0.4%
American Express Co.		1,900	143,488
Capital One Financial Corp.		6,000	412,440
Discover Financial Services		5,700	288,078
SLM Corp.		9,800	244,020

			1,088,026
Diversified Financial Services 1.0%
Bank of America Corp.		20,000	276,000
Berkshire Hathaway, Inc. "B"*		3,300	374,583
Citigroup, Inc.		7,100	344,421
CME Group, Inc.		1,500	110,820
Industrivarden AB "C"		11,719	215,951
ING Groep NV (CVA)*		9,693	109,989
Investor AB "B"		10,454	317,213
JPMorgan Chase & Co.		9,900	511,731
Leucadia National Corp.		3,800	103,512
The NASDAQ OMX Group, Inc.		6,300	202,167

			2,566,387
Insurance 5.2%
ACE Ltd.		4,600	430,376
Admiral Group PLC		1,434	28,631
Aegon NV		21,848	161,777
Aflac, Inc.		3,800	235,562
AIA Group Ltd.		15,200	71,557
Alleghany Corp.*		400	163,860
Allianz SE (Registered)		1,167	183,457
Allstate Corp.		8,400	424,620
American International Group, Inc.		6,800	330,684
Aon PLC		1,700	126,548
Arch Capital Group Ltd.*		3,300	178,629
Assurant, Inc.		7,000	378,700
AXA SA		7,544	175,075
Axis Capital Holdings Ltd.		10,000	433,100
Baloise Holding AG (Registered)		3,541	391,569
Chubb Corp.		4,100	365,966
Cincinnati Financial Corp.		900	42,444
CNP Assurances		6,836	123,209
Direct Line Insurance Group PLC		38,891	134,234
Everest Re Group Ltd. (a)		4,400	639,804
Fidelity National Financial, Inc. "A"		3,800	101,080
Great-West Lifeco, Inc.		5,600	163,153
Hannover Rueck SE		3,745	275,429
Hartford Financial Services Group, Inc.		4,400	136,928
Insurance Australia Group Ltd.		27,698	151,700
Intact Financial Corp.		3,900	233,913
Lincoln National Corp.		2,200	92,378
Loews Corp.		5,100	238,374
Mapfre SA		34,296	122,773
Marsh & McLennan Companies, Inc.		3,200	139,360
MetLife, Inc.		6,200	291,090
Muenchener Rueckversicherungs AG (Registered)		1,255	245,485
Old Mutual PLC		90,252	274,119
PartnerRe Ltd.		5,329	487,817
Power Corp. of Canada		3,100	87,578
Power Financial Corp. (a)		5,300	164,910
Principal Financial Group, Inc. (a)		1,400	59,948
Progressive Corp.		2,700	73,521
Prudential Financial, Inc.		2,900	226,142
RenaissanceRe Holdings Ltd. (a)		5,300	479,809
Resolution Ltd.		9,742	50,136
RSA Insurance Group PLC		150,117	293,884
Sampo Oyj "A"		4,556	195,807
SCOR SE		8,787	291,182
Sun Life Financial, Inc.		700	22,358
Suncorp Group Ltd.		14,924	182,155
Swiss Life Holding AG (Registered)*		2,613	494,692
Swiss Re AG.*		8,193	677,692
The Travelers Companies, Inc.		5,000	423,850
Torchmark Corp.		2,400	173,640
Tryg AS		701	64,521
Unum Group		9,900	301,356
W.R. Berkley Corp.		4,400	188,584
XL Group PLC		14,300	440,726
Zurich Insurance Group AG*		2,800	721,126

			13,587,018
Real Estate Investment Trusts 0.4%
American Tower Corp. (REIT)		300	22,239
CFS Retail Property Trust (REIT)		37,403	69,816
GPT Group (REIT)		25,473	82,706
H&R Real Estate Investment Trust (REIT) (Units)		15,100	310,634
HCP, Inc. (REIT)		2,500	102,375
Link REIT (REIT)		5,000	24,509
Mirvac Group (REIT)		1	2
Nippon Prologis REIT, Inc. (REIT)		7	70,123
RioCan Real Estate Investment Trust (REIT)		9,900	233,552
Stockland (REIT)		5,167	18,657
Westfield Group (REIT)		13,202	135,609
Westfield Retail Trust (REIT)		33,460	92,756

			1,162,978
Real Estate Management & Development 0.5%
Cheung Kong (Holdings) Ltd.		19,000	289,013
First Capital Realty, Inc. (a)		8,100	133,132
Henderson Land Development Co., Ltd.		3,142	19,446
Kerry Properties Ltd.		5,500	23,463
Lend Lease Group		6,467	61,310
New World Development Co., Ltd.		7,000	10,530
Sino Land Co., Ltd.		104,000	152,673
Sun Hung Kai Properties Ltd.		9,000	122,289
Swire Pacific Ltd. "A"		10,000	119,772
Swire Properties Ltd.		24,000	67,620
Swiss Prime Site AG (Registered)*		3,882	300,502
Wharf Holdings Ltd.		3,000	26,012

			1,325,762
Thrifts & Mortgage Finance 0.2%
New York Community Bancorp., Inc. (a)		14,500	219,095
People's United Financial, Inc. (a)		18,500	266,030

			485,125
Health Care 4.5%
Biotechnology 0.7%
Actelion Ltd. (Registered)*		1,542	109,486
Alexion Pharmaceuticals, Inc.*		800	92,928
Amgen, Inc.		3,500	391,790
Biogen Idec, Inc.*		900	216,684
Celgene Corp.*		1,800	277,074
CSL Ltd.		4,265	254,464
Gilead Sciences, Inc.*		4,800	301,632
Novozymes AS "B"		225	8,606
Regeneron Pharmaceuticals, Inc.*		300	93,861

			1,746,525
Health Care Equipment & Supplies 0.4%
Abbott Laboratories		7,300	242,287
Baxter International, Inc.		2,200	144,518
Becton, Dickinson & Co.		1,100	110,022
CareFusion Corp.*		500	18,450
Covidien PLC		1,700	103,598
Medtronic, Inc.		4,700	250,275
ResMed, Inc.		500	26,410
Smith & Nephew PLC		1	12
Stryker Corp.		1,618	109,361
Zimmer Holdings, Inc.		1,600	131,424

			1,136,357
Health Care Providers & Services 1.1%
Aetna, Inc.		5,000	320,100
AmerisourceBergen Corp.		1,800	109,980
Cardinal Health, Inc.		4,000	208,600
Cigna Corp.		2,200	169,092
DaVita HealthCare Partners, Inc.*		2,300	130,870
Express Scripts Holding Co.*		2,800	172,984
HCA Holdings, Inc.		5,800	247,950
Humana, Inc. (a)		2,700	251,991
Laboratory Corp. of America Holdings* (a)		1,100	109,054
McKesson Corp.		1,300	166,790
Omnicare, Inc.		1,200	66,600
Quest Diagnostics, Inc. (a)		2,400	148,296
UnitedHealth Group, Inc.		4,800	343,728
WellPoint, Inc.		5,300	443,133

			2,889,168
Life Sciences Tools & Services 0.2%
Life Technologies Corp.*		1,500	112,245
Lonza Group AG (Registered)*		2,811	230,090
Thermo Fisher Scientific, Inc.		1,500	138,225

			480,560
Pharmaceuticals 2.1%
AbbVie, Inc.		5,600	250,488
Actavis, Inc.*		700	100,800
Allergan, Inc.		300	27,135
Astellas Pharma, Inc.		1,200	61,338
AstraZeneca PLC		9,043	469,972
Bristol-Myers Squibb Co.		4,800	222,144
Eli Lilly & Co.		4,100	206,353
Forest Laboratories, Inc.*		700	29,953
GlaxoSmithKline PLC		11,517	289,456
Johnson & Johnson		4,600	398,774
Merck & Co., Inc.		8,300	395,163
Mylan, Inc.* (a)		1,500	57,255
Novartis AG (Registered)		6,970	535,754
Novo Nordisk AS "B"		800	135,622
Otsuka Holdings Co., Ltd.		5,700	165,481
Perrigo Co.		500	61,690
Pfizer, Inc.		18,900	542,619
Roche Holding AG (Genusschein)		1,437	387,642
Sanofi		1,953	198,051
Teva Pharmaceutical Industries Ltd.		11,054	416,420
Valeant Pharmaceuticals International, Inc.*		1,200	125,120
Warner Chilcott PLC "A"		15,000	342,750

			5,419,980
Industrials 7.8%
Aerospace & Defense 1.5%
BAE Systems PLC		40,188	295,521
Boeing Co.		2,500	293,750
Cobham PLC		16,958	78,842
European Aeronautic Defence & Space Co.		3,245	206,834
General Dynamics Corp.		4,600	402,592
Honeywell International, Inc.		2,700	224,208
L-3 Communications Holdings, Inc. (a)		3,200	302,400
Lockheed Martin Corp.		2,600	331,630
Meggitt PLC		8,444	75,018
Northrop Grumman Corp.		3,300	314,358
Precision Castparts Corp.		800	181,792
Raytheon Co.		4,400	339,108
Rockwell Collins, Inc.		2,000	135,720
Rolls-Royce Holdings PLC*		7,178	129,360
Safran SA		1,384	85,285
Thales SA		2,015	110,749
United Technologies Corp.		3,300	355,806
Zodiac Aerospace		53	8,437

			3,871,410
Air Freight & Logistics 0.1%
FedEx Corp.		1,600	182,576
United Parcel Service, Inc. "B"		700	63,959

			246,535
Airlines 0.7%
ANA Holdings, Inc.		7,000	15,291
Cathay Pacific Airways Ltd.		57,395	112,225
Delta Air Lines, Inc.		24,900	587,391
Deutsche Lufthansa AG (Registered)*		8,439	164,584
Japan Airlines Co., Ltd. (a)		6,600	400,023
Qantas Airways Ltd.*		29,058	39,990
Singapore Airlines Ltd.		16,000	132,918
Southwest Airlines Co.		27,000	393,120

			1,845,542
Building Products 0.1%
Asahi Glass Co., Ltd.		124	771
Compagnie de Saint-Gobain		291	14,417
Congoleum Corp.*		3,800	0
Geberit AG (Registered)		146	39,435
LIXIL Group Corp.		9,300	192,139

			246,762
Commercial Services & Supplies 0.6%
ADT Corp. (a)		1,300	52,858
Babcock International Group PLC		8,376	162,124
Brambles Ltd.		19,219	163,452
Cintas Corp.		2,000	102,400
G4S PLC		20,726	85,345
Park24 Co., Ltd.		2,400	42,736
Republic Services, Inc.		7,700	256,872
Secom Co., Ltd.		2,100	131,802
Securitas AB "B"		9,521	108,768
Serco Group PLC		8,477	74,968
Stericycle, Inc.*		300	34,620
Tyco International Ltd.		5,700	199,386
Waste Management, Inc. (a)		5,000	206,200

			1,621,531
Construction & Engineering 0.3%
ACS, Actividades de Construccion y Servicios SA		3,701	118,082
Bouygues SA		9,432	344,339
Jacobs Engineering Group, Inc.*		700	40,726
Koninklijke Boskalis Westminster NV		2,872	127,076
Quanta Services, Inc.*		4,000	110,040
Skanska AB "B"		1,332	25,623
Vinci SA		1,191	69,256

			835,142
Electrical Equipment 0.3%
ABB Ltd. (Registered)*		12,507	295,461
Eaton Corp. PLC		2,000	137,680
Emerson Electric Co.		2,900	187,630
Roper Industries, Inc.		500	66,435
Sumitomo Electric Industries Ltd.		9,800	142,258

			829,464
Industrial Conglomerates 0.8%
3M Co.		2,900	346,289
Danaher Corp.		3,400	235,688
General Electric Co.		17,500	418,075
Hopewell Holdings Ltd.		70,500	236,541
Hutchison Whampoa Ltd.		22,000	264,309
Keppel Corp., Ltd.		18,000	149,538
Koninklijke Philips NV		3,592	115,844
Sembcorp Industries Ltd.		18,000	75,914
Siemens AG (Registered)		1,592	191,930
Smiths Group PLC		62	1,404
Toshiba Corp.		41,802	188,432

			2,223,964
Machinery 0.9%
AGCO Corp.		3,400	205,428
Caterpillar, Inc.		3,100	258,447
Cummins, Inc. (a)		500	66,435
Deere & Co.		3,900	317,421
Dover Corp.		1,100	98,813
Hino Motors Ltd.		1,000	14,819
Illinois Tool Works, Inc.		2,900	221,183
Ingersoll-Rand PLC		1,200	77,928
Joy Global, Inc. (a)		1,300	66,352
PACCAR, Inc.		3,000	166,980
Parker Hannifin Corp. (a)		800	86,976
Pentair Ltd. (Registered)		400	25,976
Schindler Holding AG		154	23,154
Schindler Holding AG (Registered)		532	77,215
Stanley Black & Decker, Inc.		1,700	153,969
Sulzer AG (Registered)		484	74,927
Xylem, Inc.		300	8,379
Yangzijiang Shipbuilding Holdings Ltd.		368,102	321,406

			2,265,808
Marine 0.3%
A P Moller-Maersk AS "A"		37	319,937
A P Moller-Maersk AS "B"		30	275,494
Orient Overseas International Ltd.		14,500	85,099

			680,530
Professional Services 0.3%
Adecco SA (Registered)*		1,375	98,207
Capita PLC		860	13,861
Dun & Bradstreet Corp.		1,700	176,545
Equifax, Inc.		1,800	107,730
Nielsen Holdings NV		5,900	215,055
SGS SA (Registered)		27	64,551
Verisk Analytics, Inc. "A"*		100	6,496

			682,445
Road & Rail 0.5%
Canadian National Railway Co.		1,200	121,590
Central Japan Railway Co.		1,800	231,139
CSX Corp.		4,900	126,126
East Japan Railway Co.		1,400	120,678
MTR Corp., Ltd.		23,000	91,107
Norfolk Southern Corp.		2,100	162,435
Union Pacific Corp.		1,300	201,942
West Japan Railway Co.		4,600	197,321

			1,252,338
Trading Companies & Distributors 1.4%
ITOCHU Corp. (a)		47,000	577,453
Marubeni Corp.		74,000	584,091
Mitsubishi Corp. (a)		26,100	529,401
Mitsui & Co., Ltd. (a)		41,100	598,854
Noble Group Ltd.		90,000	66,741
Sojitz Corp.		190,500	374,214
Sumitomo Corp. (a)		50,100	676,622
Toyota Tsusho Corp.		7,300	191,148
W.W. Grainger, Inc. (a)		500	130,855

			3,729,379
Information Technology 8.0%
Communications Equipment 0.8%
AAC Technologies Holdings, Inc.		27,000	123,193
Cisco Systems, Inc.		26,100	611,262
Harris Corp.		3,900	231,270
Motorola Solutions, Inc. (a)		5,200	308,776
QUALCOMM, Inc.		8,700	586,032
Telefonaktiebolaget LM Ericsson "B"		20,406	271,792

			2,132,325
Computers & Peripherals 1.0%
Apple, Inc.		1,700	810,475
Dell, Inc.		14,500	199,665
EMC Corp. (a)		12,500	319,500
Hewlett-Packard Co.		21,500	451,070
NetApp, Inc.		3,200	136,384
SanDisk Corp.		3,900	232,089
Seagate Technology PLC		8,300	363,042
Western Digital Corp.		3,300	209,220

			2,721,445
Electronic Equipment, Instruments & Components 0.7%
Arrow Electronics, Inc.* (a)		5,200	252,356
Avnet, Inc.		5,300	221,063
Corning, Inc.		33,600	490,224
Flextronics International Ltd.*		26,000	236,340
FUJIFILM Holdings Corp.		6,600	158,937
Hitachi Ltd.		24,000	158,913
Hoya Corp.		1,200	28,427
Kyocera Corp.		1,400	74,591
TE Connectivity Ltd.		4,000	207,120

			1,827,971
Internet Software & Services 0.7%
Dena Co., Ltd.		9,100	185,441
eBay, Inc.*		5,700	318,003
Facebook, Inc. "A"*		3,400	170,816
Google, Inc. "A"*		600	525,546
VeriSign, Inc.* (a)		2,200	111,958
Yahoo!, Inc.*		14,100	467,556

			1,779,320
IT Services 1.9%
Accenture PLC "A"		4,100	301,924
Alliance Data Systems Corp.* (a)		700	148,029
AtoS		3,077	240,465
Automatic Data Processing, Inc.		4,124	298,495
CGI Group, Inc. "A"*		6,100	214,082
Cognizant Technology Solutions Corp. "A"*		2,200	180,664
Computer Sciences Corp.		3,600	186,264
Computershare Ltd.		5,116	47,374
Fidelity National Information Services, Inc.		5,700	264,708
Fiserv, Inc.*		2,400	242,520
International Business Machines Corp.		3,400	629,612
Itochu Techno-Solutions Corp.		6,200	220,768
Leidos Holdings, Inc.		4,525	205,978
Mastercard, Inc. "A"		500	336,390
Nomura Research Institute Ltd.		1,600	55,734
Paychex, Inc. (a)		5,900	239,776
Science Applications International Corp.*		2,586	87,268
Total System Services, Inc.		6,700	197,114
Visa, Inc. "A"		2,500	477,750
Western Union Co.		14,200	264,972

			4,839,887
Office Electronics 0.4%
Canon, Inc.		11,800	377,086
Konica Minolta, Inc.		4,000	33,703
Ricoh Co., Ltd.		15,776	182,654
Xerox Corp.		44,900	462,021

			1,055,464
Semiconductors & Semiconductor Equipment 1.2%
Altera Corp.		900	33,444
Analog Devices, Inc.		3,300	155,265
Applied Materials, Inc.		4,300	75,422
ASML Holding NV		974	96,063
Avago Technologies Ltd.		3,100	133,672
Broadcom Corp. "A"		9,100	236,691
Intel Corp.		33,606	770,250
KLA-Tencor Corp.		3,800	231,230
Lam Research Corp.*		200	10,238
Linear Technology Corp.		800	31,728
LSI Corp.		16,000	125,120
Marvell Technology Group Ltd.		11,500	132,250
Maxim Integrated Products, Inc.		4,900	146,020
Microchip Technology, Inc. (a)		4,200	169,218
Micron Technology, Inc.*		17,500	305,725
NVIDIA Corp.		8,700	135,372
Texas Instruments, Inc.		6,600	265,782

			3,053,490
Software 1.3%
Activision Blizzard, Inc.		20,200	336,734
Adobe Systems, Inc.*		2,200	114,268
ANSYS, Inc.*		100	8,652
CA, Inc.		16,100	477,687
Dassault Systemes SA		275	36,743
GungHo Online Entertainment, Inc.* (a)		130	101,793
Intuit, Inc.		4,300	285,133
Microsoft Corp.		18,286	609,106
Nexon Co., Ltd.		4,300	52,564
NICE Systems Ltd.		50	2,068
Open Text Corp.		1,300	97,142
Oracle Corp.		15,500	514,135
Oracle Corp.		2,200	81,981
SAP AG		1,974	145,902
Symantec Corp.		9,100	225,225
Synopsys, Inc.*		7,700	290,290
The Sage Group PLC		21,431	114,394

			3,493,817
Materials 1.3%
Chemicals 0.4%
Agrium, Inc.		600	50,427
Asahi Kasei Corp.		6,529	49,333
CF Industries Holdings, Inc.		700	147,581
E.I. du Pont de Nemours & Co.		2,000	117,120
Ecolab, Inc.		500	49,380
Givaudan SA (Registered)*		3	4,388
Kuraray Co., Ltd.		6,600	79,284
LyondellBasell Industries NV "A"		2,300	168,429
Mitsubishi Chemical Holdings Corp.		11,000	51,555
Monsanto Co.		900	93,933
Praxair, Inc.		700	84,147
Syngenta AG (Registered)		369	150,756

			1,046,333
Construction Materials 0.1%
Fletcher Building Ltd.		3,178	25,078
Holcim Ltd. (Registered)*		2,643	196,763
Wolverine Tube, Inc.*		366	11,803

			233,644
Containers & Packaging 0.1%
Crown Holdings, Inc.*		1,400	59,192
Rock-Tenn Co. "A"		1,000	101,270

			160,462
Metals & Mining 0.6%
Alcoa, Inc.		2,100	17,052
Anglo American PLC		2,850	70,084
Barrick Gold Corp.		19,600	364,961
BHP Billiton Ltd.		3,724	124,209
BHP Billiton PLC		2,181	64,239
Fortescue Metals Group Ltd.		32,908	146,037
Freeport-McMoRan Copper & Gold, Inc.		2,900	95,932
Glencore Xstrata PLC		1,799	9,813
Goldcorp, Inc.		6,200	161,312
Newmont Mining Corp.		9,600	269,760
Rio Tinto PLC		4,500	220,383
Silver Wheaton Corp.		1,400	34,686
Sumitomo Metal Mining Co., Ltd.		831	11,781
Yamana Gold, Inc.		8,200	85,260

			1,675,509
Paper & Forest Products 0.1%
International Paper Co.		1,900	85,120
UPM-Kymmene Oyj		11,357	157,229

			242,349
Telecommunication Services 4.0%
Diversified Telecommunication Services 3.2%
AT&T, Inc.		17,300	585,086
BCE, Inc. (a)		8,200	350,433
Bell Aliant, Inc.		8,100	201,704
BT Group PLC		60,534	335,417
CenturyLink, Inc. (a)		16,300	511,494
Deutsche Telekom AG (Registered)		29,183	423,290
HKT Trust & HKT Ltd.		150,000	140,990
Iliad SA		403	94,032
Nippon Telegraph & Telephone Corp.		12,400	643,617
PCCW Ltd.		227,000	100,331
Singapore Telecommunications Ltd.		108,060	323,192
Swisscom AG (Registered)		1,129	543,229
Telecom Corp. of New Zealand Ltd.		174,930	337,839
Telecom Italia SpA		398,156	328,801
Telecom Italia SpA (RSP)		810,515	537,648
Telefonica SA*		18,581	290,404
Telenor ASA		7,679	175,508
TeliaSonera AB		70,369	539,248
Telstra Corp., Ltd.		84,550	392,115
TELUS Corp.		12,500	414,300
Verizon Communications, Inc.		9,900	461,934
Vivendi SA		20,934	481,779
Ziggo NV		3,753	152,049

			8,364,440
Wireless Telecommunication Services 0.8%
Crown Castle International Corp.*		600	43,818
KDDI Corp.		8,800	452,968
Millicom International Cellular SA (SDR)		1,086	95,986
NTT DoCoMo, Inc. (a)		28,200	458,162
Rogers Communications, Inc. "B"		6,300	270,887
Softbank Corp.		600	41,699
Vodafone Group PLC		185,326	653,502

			2,017,022
Utilities 2.3%
Electric Utilities 1.5%
American Electric Power Co., Inc.		5,800	251,430
Cheung Kong Infrastructure Holdings Ltd.		22,000	152,740
CLP Holdings Ltd.		19,500	159,070
Contact Energy Ltd.		136	611
Duke Energy Corp.		5,200	347,256
Edison International		5,000	230,300
EDP - Energias de Portugal SA		54,720	199,920
Electricite de France SA		541	17,117
Enel SpA		44,427	170,354
Entergy Corp.		3,400	214,846
Exelon Corp.		5,600	165,984
FirstEnergy Corp.		5,000	182,250
Fortum Oyj		9,051	204,238
Iberdrola SA		23,862	139,133
NextEra Energy, Inc.		2,200	176,352
Northeast Utilities		3,100	127,875
Pinnacle West Capital Corp.		1,600	87,584
Power Assets Holdings Ltd.		17,500	156,517
PPL Corp.		7,700	233,926
Southern Co.		6,200	255,316
SSE PLC		5,408	129,165
Xcel Energy, Inc.		6,800	187,748

			3,789,732
Gas Utilities 0.0%
Osaka Gas Co., Ltd.		11,000	46,947
Tokyo Gas Co., Ltd.		15,000	82,452

			129,399
Independent Power Producers & Energy Traders 0.1%
AES Corp.		10,900	144,861
Electric Power Development Co., Ltd.		3,600	117,670

			262,531
Multi-Utilities 0.7%
AGL Energy Ltd.		1,233	17,745
Alliant Energy Corp.		1,400	69,370
Ameren Corp.		2,300	80,132
Centrica PLC		21,595	129,359
CMS Energy Corp.		1,100	28,952
Consolidated Edison, Inc.		3,800	209,532
Dominion Resources, Inc.		2,100	131,208
DTE Energy Co. (a)		2,000	131,960
Integrys Energy Group, Inc.		1,300	72,657
National Grid PLC		18,636	220,467
PG&E Corp.		6,000	245,520
Public Service Enterprise Group, Inc. (a)		5,000	164,650
SCANA Corp.		2,900	133,516
Wisconsin Energy Corp. (a)		1,800	72,684

			1,707,752
Water Utilities 0.0%
American Water Works Co., Inc.		1,900	78,432

Total Common Stocks (Cost $154,280,354)			157,375,304
Preferred Stocks 0.5%
Consumer Discretionary 0.5%
Bayerische Motoren Werke (BMW) AG		2,406	196,257
Porsche Automobil Holding SE		7,013	612,829
Volkswagen AG		1,299	306,190

			1,115,276
Financials 0.0%
Ally Financial, Inc. 144A, 7.0%		75	71,667

Total Preferred Stocks (Cost $1,172,928)			1,186,943
Rights 0.0%
Financials
Banco Bilbao Vizcaya Argentaria SA, Expiration Date 10/14/2013*		27,484	3,755
Barclays PLC, Expiration Date 10/2/2013*		23,385	30,570

Total Rights (Cost $3,679)			34,325
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*		80	0
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		19,324	12,244
Hercules Trust II, Expiration Date 3/31/2029*		170	1,899

			14,143

Total Warrants (Cost $30,283)			14,143

		Principal Amount ($) (c)	Value ($)
Corporate Bonds 23.8%
Consumer Discretionary 3.6%
AMC Entertainment, Inc., 8.75%, 6/1/2019		405,000	435,375
AmeriGas Finance LLC:
6.75%, 5/20/2020		110,000	116,875
7.0%, 5/20/2022		80,000	83,200
APX Group, Inc., 144A, 6.375%, 12/1/2019		50,000	47,250
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		15,000	16,538
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		80,000	84,600
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		80,000	78,400
Avis Budget Car Rental LLC:
5.5%, 4/1/2023		50,000	46,250
8.25%, 1/15/2019		15,000	16,275
BC Mountain LLC, 144A, 7.0%, 2/1/2021		50,000	49,625
Block Communications, Inc., 144A, 7.25%, 2/1/2020		20,000	21,000
Boyd Gaming Corp., 9.0%, 7/1/2020 (a)		40,000	43,400
British Sky Broadcasting Group PLC, 144A, 3.125%, 11/26/2022		90,000	83,118
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		610,000	561,200
9.0%, 2/15/2020		65,000	60,937
CCO Holdings LLC:
6.5%, 4/30/2021		420,000	426,300
6.625%, 1/31/2022		705,000	715,575
7.375%, 6/1/2020		10,000	10,800
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		55,000	55,000
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		215,000	202,637
144A, 6.375%, 9/15/2020		285,000	290,700
Clear Channel Communications, Inc., 11.25%, 3/1/2021		70,000	72,275
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		65,000	65,975
Series B, 6.5%, 11/15/2022		90,000	91,800
Series A, 7.625%, 3/15/2020		10,000	10,250
Series B, 7.625%, 3/15/2020		255,000	263,287
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		5,000	4,775
Columbus International, Inc., 144A, 11.5%, 11/20/2014		100,000	107,500
Cox Communications, Inc., 144A, 3.25%, 12/15/2022		80,000	71,041
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		50,000	51,875
Delphi Corp., 5.0%, 2/15/2023		70,000	72,275
DISH DBS Corp.:
4.25%, 4/1/2018		70,000	70,087
5.0%, 3/15/2023 (a)		95,000	88,112
7.875%, 9/1/2019		270,000	307,800
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		25,000	0
General Motors Co.:
144A, 4.875%, 10/2/2023		290,000	283,475
144A, 6.25%, 10/2/2043		70,000	68,950
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		95,000	71,250
Harron Communications LP, 144A, 9.125%, 4/1/2020		45,000	49,500
Hertz Corp.:
144A, 4.25%, 4/1/2018		45,000	44,213
6.75%, 4/15/2019		280,000	296,100
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		40,000	41,100
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		120,000	123,300
Libbey Glass, Inc., 6.875%, 5/15/2020		27,000	28,755
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		90,000	93,937
LKQ Corp., 144A, 4.75%, 5/15/2023		80,000	74,200
Marriott International, Inc., 3.375%, 10/15/2020		90,000	89,707
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		40,000	40,500
Mediacom Broadband LLC, 6.375%, 4/1/2023		35,000	35,000
MGM Resorts International:
6.625%, 12/15/2021 (a)		150,000	155,250
6.75%, 10/1/2020 (a)		40,000	42,000
8.625%, 2/1/2019		400,000	460,000
Midcontinent Communications & Midcontinent Finance Corp., 144A, 6.25%, 8/1/2021		50,000	50,250
National CineMedia LLC, 6.0%, 4/15/2022		10,000	10,200
News America, Inc., 144A, 4.0%, 10/1/2023		30,000	30,031
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		30,000	30,450
PNK Finance Corp., 144A, 6.375%, 8/1/2021		70,000	71,400
Quebecor Media, Inc., 5.75%, 1/15/2023		50,000	47,125
RCI Banque SA, 144A, 3.5%, 4/3/2018		100,000	101,712
Rent-A-Center, Inc., 144A, 4.75%, 5/1/2021		40,000	37,200
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		845,000	946,400
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		35,000	33,600
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (a)		55,000	57,888
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		60,000	60,525
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		85,000	83,300
Starz LLC, 5.0%, 9/15/2019		40,000	39,600
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		65,000	60,613
Travelport LLC, 144A, 6.386% **, 3/1/2016		11,608	11,231
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		200,000	189,500
144A, 7.5%, 3/15/2019	EUR	400,000	585,286
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	110,000	164,737
Univision Communications, Inc., 144A, 6.875%, 5/15/2019		25,000	26,750
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		50,000	55,375

			9,412,517
Consumer Staples 2.0%
Agrokor dd, 144A, 8.875%, 2/1/2020		500,000	531,250
B&G Foods, Inc., 4.625%, 6/1/2021		70,000	66,850
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		45,000	47,813
Constellation Brands, Inc.:
3.75%, 5/1/2021		25,000	23,094
6.0%, 5/1/2022		5,000	5,325
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		100,000	109,125
Del Monte Corp., 7.625%, 2/15/2019		95,000	98,562
Embotelladora Andina SA, 144A, 5.0%, 10/1/2023 (d)		500,000	501,250
ESAL GmbH, 144A, 6.25%, 2/5/2023		500,000	441,250
Hawk Acquisition Sub, Inc., 144A, 4.25%, 10/15/2020		155,000	147,831
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		145,000	143,550
144A, 8.25%, 2/1/2020		370,000	389,425
Marfrig Holding Europe BV, 144A, 11.25%, 9/20/2021		200,000	197,000
MHP SA, 144A, 8.25%, 4/2/2020		200,000	159,040
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		250,000	281,250
Mriya Agro Holding PLC, 144A, 9.45%, 4/19/2018		200,000	164,040
Pilgrim's Pride Corp., 7.875%, 12/15/2018		430,000	467,625
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		95,000	95,356
7.125%, 4/15/2019		1,015,000	1,078,437
Smithfield Foods, Inc., 6.625%, 8/15/2022		90,000	92,813
Sun Products Corp., 144A, 7.75%, 3/15/2021		90,000	82,800

			5,123,686
Energy 2.3%
Access Midstream Partners LP:
4.875%, 5/15/2023		90,000	84,600
5.875%, 4/15/2021		35,000	35,962
6.125%, 7/15/2022		15,000	15,413
Afren PLC, 144A, 10.25%, 4/8/2019		200,000	229,000
Berry Petroleum Co.:
6.375%, 9/15/2022		50,000	50,250
6.75%, 11/1/2020		50,000	50,875
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		50,000	49,875
Chaparral Energy, Inc., 7.625%, 11/15/2022		85,000	86,275
Crosstex Energy LP, 7.125%, 6/1/2022		25,000	25,750
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		200,000	254,799
Denbury Resources, Inc., 4.625%, 7/15/2023		155,000	141,825
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		85,000	84,150
Energy Transfer Partners LP, 4.15%, 10/1/2020		70,000	71,940
EP Energy LLC:
6.875%, 5/1/2019		15,000	16,013
7.75%, 9/1/2022		80,000	86,800
EPE Holdings LLC, 144A, 8.875%, 12/15/2017 (PIK)		114,717	119,736
EV Energy Partners LP, 8.0%, 4/15/2019		35,000	35,000
FMC Technologies, Inc., 3.45%, 10/1/2022		200,000	191,799
Halcon Resources Corp.:
8.875%, 5/15/2021		135,000	138,375
9.75%, 7/15/2020		65,000	68,737
Holly Energy Partners LP, 6.5%, 3/1/2020		10,000	10,300
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021 (a)		100,000	98,250
Linn Energy LLC:
6.5%, 5/15/2019		25,000	24,000
144A, Step-up Coupon, 6.75% to 10/5/2013, 7.0% to 11/1/2019		540,000	508,950
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		255,000	249,900
144A, 7.0%, 3/31/2024 (d)		215,000	216,344
Midstates Petroleum Co., Inc.:
144A, 9.25%, 6/1/2021		135,000	133,312
144A, 10.75%, 10/1/2020		55,000	57,750
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		85,000	84,575
Murray Energy Corp., 144A, 8.625%, 6/15/2021		15,000	15,038
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		140,000	140,350
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		225,000	237,375
144A, 6.875%, 3/15/2022		115,000	121,325
6.875%, 1/15/2023		35,000	37,100
7.25%, 2/1/2019		60,000	63,600
Odebrecht Drilling Norbe VIII/IX Ltd., 144A, 6.35%, 6/30/2021 (a)		92,500	94,119
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		100,000	97,500
7.5%, 11/1/2019		140,000	147,350
ONEOK Partners LP, 6.15%, 10/1/2016		201,000	227,170
Pacific Drilling SA, 144A, 5.375%, 6/1/2020		70,000	68,250
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		250,000	226,500
Regency Energy Partners LP, 144A, 4.5%, 11/1/2023		25,000	22,625
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022		250,000	250,528
Sabine Pass Liquefaction LLC, 144A, 5.625%, 2/1/2021		175,000	171,281
SandRidge Energy, Inc., 7.5%, 3/15/2021 (a)		190,000	191,900
SESI LLC, 7.125%, 12/15/2021		30,000	32,775
Talos Production LLC, 144A, 9.75%, 2/15/2018		95,000	95,475
Tesoro Corp., 5.375%, 10/1/2022		35,000	33,425
Transocean, Inc., 3.8%, 10/15/2022		370,000	348,389
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		200,000	200,500
Whiting Petroleum Corp., 5.0%, 3/15/2019		75,000	75,187

			6,118,317
Financials 4.0%
Ally Financial, Inc.:
5.5%, 2/15/2017		15,000	15,742
6.25%, 12/1/2017		560,000	598,835
American International Group, Inc., 4.875%, 6/1/2022		200,000	214,552
American Tower Corp., (REIT), 3.5%, 1/31/2023		90,000	79,002
Banco de Credito del Peru, 144A, 4.25%, 4/1/2023		200,000	177,600
Banco Santander Brasil SA:
144A, 4.625%, 2/13/2017		250,000	257,500
144A, 8.0%, 3/18/2016	BRL	300,000	125,209
Bank of America Corp., 3.3%, 1/11/2023		105,000	98,360
Barclays Bank PLC, 7.625%, 11/21/2022 (a)		250,000	247,812
BBVA Bancomer SA, 144A, 6.5%, 3/10/2021		200,000	208,000
BNP Paribas SA, 3.25%, 3/3/2023		450,000	421,457
CIT Group, Inc.:
4.25%, 8/15/2017		495,000	504,281
5.0%, 5/15/2017		935,000	982,919
5.25%, 3/15/2018		10,000	10,475
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/2022		260,000	249,461
Development Bank of Kazakhstan JSC, Series 3, 6.5%, 6/3/2020		500,000	518,750
E*TRADE Financial Corp.:
6.375%, 11/15/2019		140,000	149,100
6.75%, 6/1/2016		745,000	793,425
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		100,000	92,507
Hartford Financial Services Group, Inc., 6.0%, 1/15/2019		117,000	135,017
Host Hotels & Resorts LP, Series D, (REIT), 3.75%, 10/15/2023		110,000	101,821
ING Bank NV, 144A, 5.8%, 9/25/2023		230,000	232,299
International Lease Finance Corp.:
3.875%, 4/15/2018		100,000	96,625
4.625%, 4/15/2021		20,000	18,516
6.25%, 5/15/2019		410,000	430,500
8.625%, 1/15/2022 (a)		10,000	11,525
8.75%, 3/15/2017		40,000	45,900
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		200,000	196,621
Itau Unibanco Holding SA, 144A, 5.5%, 8/6/2022		200,000	187,000
Jefferies Group LLC, 5.125%, 1/20/2023		60,000	60,471
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		130,000	134,794
Morgan Stanley:
3.75%, 2/25/2023 (a)		125,000	120,504
4.1%, 5/22/2023		85,000	79,281
MPT Operating Partnership LP, (REIT), 6.375%, 2/15/2022		40,000	40,500
Neuberger Berman Group LLC, 144A, 5.625%, 3/15/2020		10,000	10,225
Nordea Bank AB, 144A, 4.25%, 9/21/2022		375,000	370,666
OPB Finance Trust, Series C, 2.9%, 5/24/2023	CAD	330,000	300,055
PNC Bank NA, 6.875%, 4/1/2018		300,000	359,143
ProLogis LP, (REIT), 4.25%, 8/15/2023		90,000	89,514
Royal Bank of Scotland Group PLC, 6.1%, 6/10/2023 (a)		100,000	100,882
Santander U.S. Debt SA, 144A, 2.991%, 10/7/2013		500,000	500,080
SLM Corp., 5.5%, 1/25/2023 (a)		125,000	114,448
The Goldman Sachs Group, Inc., 3.625%, 1/22/2023		165,000	157,783
Turkiye Is Bankasi:
144A, 3.875%, 11/7/2017		250,000	239,688
144A, 6.0%, 10/24/2022		250,000	228,125
Turkiye Vakiflar Bankasi Tao, 144A, 3.75%, 4/15/2018		250,000	232,500
Ventas Realty LP, (REIT), 2.7%, 4/1/2020		90,000	85,777

			10,425,247
Health Care 1.3%
Agilent Technologies, Inc., 3.2%, 10/1/2022 (a)		200,000	185,612
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		10,000	10,725
Biomet, Inc.:
6.5%, 8/1/2020		85,000	87,763
6.5%, 10/1/2020		25,000	25,344
Community Health Systems, Inc.:
5.125%, 8/15/2018		290,000	295,075
7.125%, 7/15/2020		170,000	171,700
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		10,000	10,425
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		10,000	10,975
HCA, Inc.:
6.5%, 2/15/2020		880,000	953,700
7.5%, 2/15/2022		725,000	795,687
Hologic, Inc., 6.25%, 8/1/2020		40,000	41,650
IMS Health, Inc., 144A, 6.0%, 11/1/2020		60,000	61,275
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		140,000	136,404
Mallinckrodt International Finance SA, 144A, 4.75%, 4/15/2023		110,000	104,589
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		90,000	93,037
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		14,000	15,680
Tenet Healthcare Corp.:
144A, 4.375%, 10/1/2021		110,000	101,475
4.5%, 4/1/2021		10,000	9,375
6.25%, 11/1/2018		230,000	245,525

			3,356,016
Industrials 1.8%
Accuride Corp., 9.5%, 8/1/2018		10,000	10,425
ADT Corp., 144A, 6.25%, 10/15/2021 (d)		45,000	45,675
Aeropuertos Dominicanos Siglo XXI SA, 144A, 9.25%, 11/13/2019		250,000	256,250
Air Lease Corp., 4.75%, 3/1/2020		75,000	73,688
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK)		50,000	51,375
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020 (d)		100,000	100,500
BE Aerospace, Inc., 6.875%, 10/1/2020 (a)		185,000	202,112
Belden, Inc., 144A, 5.5%, 9/1/2022		85,000	82,025
Bombardier, Inc., 144A, 5.75%, 3/15/2022		328,000	325,540
Clean Harbors, Inc., 5.125%, 6/1/2021		65,000	62,806
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		35,000	33,425
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		200,000	184,000
FTI Consulting, Inc., 6.0%, 11/15/2022		50,000	49,625
Garda World Security Corp., 144A, 9.75%, 3/15/2017		5,000	5,300
GenCorp, Inc., 144A, 7.125%, 3/15/2021		185,000	193,787
Grupo KUO SAB de CV, 144A, 6.25%, 12/4/2022		400,000	384,000
Huntington Ingalls Industries, Inc., 6.875%, 3/15/2018		560,000	602,000
Ingersoll-Rand Global Holding Co., Ltd., 144A, 2.875%, 1/15/2019		20,000	19,936
Iron Mountain, Inc., 5.75%, 8/15/2024		60,000	54,000
JSC Georgian Railway, 144A, 7.75%, 7/11/2022		250,000	261,250
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		100,000	104,875
Meritor, Inc., 6.75%, 6/15/2021		55,000	54,450
Navios Maritime Holdings, Inc., 8.875%, 11/1/2017		60,000	62,700
Navios South American Logistics, Inc., 9.25%, 4/15/2019		15,000	16,125
Nortek, Inc., 8.5%, 4/15/2021		155,000	168,562
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020		200,000	202,250
Owens Corning, Inc., 4.2%, 12/15/2022		60,000	58,533
Ply Gem Industries, Inc., 9.375%, 4/15/2017		24,000	25,320
Titan International, Inc.:
144A, 6.875%, 10/1/2020 (d)		170,000	171,275
144A, 7.875%, 10/1/2017		35,000	37,258
Total System Services, Inc., 3.75%, 6/1/2023		80,000	74,047
TransDigm, Inc.:
144A, 7.5%, 7/15/2021 (a)		100,000	107,500
7.75%, 12/15/2018		80,000	85,200
U.S. Airways Group, Inc., 6.125%, 6/1/2018		70,000	67,113
United Rentals North America, Inc.:
6.125%, 6/15/2023		10,000	10,050
7.375%, 5/15/2020		25,000	26,938
7.625%, 4/15/2022		270,000	293,625
Watco Companies LLC, 144A, 6.375%, 4/1/2023		40,000	39,600

			4,603,140
Information Technology 1.3%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		30,000	30,525
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		60,000	61,500
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		100,000	103,750
CDW LLC, 8.5%, 4/1/2019		610,000	674,050
CyrusOne LP, 6.375%, 11/15/2022		25,000	24,813
EarthLink, Inc., 144A, 7.375%, 6/1/2020		70,000	68,250
Equinix, Inc., 5.375%, 4/1/2023		175,000	165,375
First Data Corp.:
144A, 6.75%, 11/1/2020		365,000	377,775
144A, 7.375%, 6/15/2019		725,000	763,062
Fiserv, Inc., 3.5%, 10/1/2022		250,000	236,693
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		305,000	330,162
Healthcare Technology Intermediate, Inc., 144A, 7.375%, 9/1/2018 (PIK)		20,000	20,425
Hewlett-Packard Co., 3.3%, 12/9/2016		200,000	208,078
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		60,000	63,450
7.625%, 6/15/2021		190,000	204,725
IAC/InterActiveCorp., 4.75%, 12/15/2022		50,000	46,000

			3,378,633
Materials 2.1%
ALROSA Finance SA, 144A, 7.75%, 11/3/2020		200,000	222,040
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		500,000	464,964
Axiall Corp., 144A, 4.875%, 5/15/2023		15,000	14,213
Barrick Gold Corp., 2.5%, 5/1/2018		50,000	47,677
Bluescope Steel Ltd., 144A, 7.125%, 5/1/2018		40,000	41,100
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		80,000	83,600
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		100,000	104,000
Cemex SAB de CV, 144A, 9.0%, 1/11/2018		200,000	215,500
Cia Minera Milpo SAA, 144A, 4.625%, 3/28/2023		200,000	180,000
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		30,000	28,800
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (a)		195,000	199,875
144A, 6.375%, 2/1/2016 (a)		250,000	255,625
144A, 6.875%, 4/1/2022 (a)		290,000	290,000
FQM Akubra, Inc.:
144A, 7.5%, 6/1/2021		145,000	148,625
144A, 8.75%, 6/1/2020		85,000	90,950
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		220,000	202,334
Gerdau Holdings, Inc., 144A, 7.0%, 1/20/2020		200,000	213,000
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		280,000	280,000
8.875%, 2/1/2018		155,000	160,425
Huntsman International LLC, 4.875%, 11/15/2020		55,000	52,113
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		75,000	65,437
Kaiser Aluminum Corp., 8.25%, 6/1/2020		40,000	44,700
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		200,000	210,750
Novelis, Inc., 8.75%, 12/15/2020		955,000	1,048,112
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021 (d)		70,000	70,700
Polymer Group, Inc., 7.75%, 2/1/2019		255,000	272,531
PolyOne Corp., 144A, 5.25%, 3/15/2023		145,000	137,025
Polyus Gold International Ltd., 144A, 5.625%, 4/29/2020 (a)		200,000	196,500
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		10,000	11,150
144A, 8.375%, 9/15/2021		10,000	11,325
Tronox Finance LLC, 6.375%, 8/15/2020		55,000	54,450
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		200,000	172,800

			5,590,321
Telecommunication Services 4.5%
CC Holdings GS V LLC, 3.849%, 4/15/2023		120,000	108,208
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		25,000	24,406
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		100,000	104,200
8.375%, 10/15/2020		695,000	734,962
8.75%, 3/15/2018 (a)		430,000	454,188
Cricket Communications, Inc., 7.75%, 10/15/2020		615,000	696,488
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		200,000	207,000
144A, 10.5%, 4/15/2018		200,000	216,000
Digicel Ltd., 144A, 8.25%, 9/1/2017		850,000	880,812
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	120,439	0
Frontier Communications Corp.:
7.125%, 1/15/2023 (a)		390,000	389,025
8.5%, 4/15/2020 (a)		810,000	895,050
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		125,000	116,875
7.25%, 10/15/2020		690,000	736,575
7.5%, 4/1/2021		340,000	367,200
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		165,000	170,775
144A, 8.125%, 6/1/2023		25,000	26,375
Level 3 Communications, Inc., 8.875%, 6/1/2019 (a)		205,000	219,350
Level 3 Financing, Inc.:
7.0%, 6/1/2020		185,000	186,850
8.625%, 7/15/2020		450,000	491,625
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		655,000	678,744
144A, 6.625%, 4/1/2023		70,000	70,175
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	186,000
SBA Communications Corp., 5.625%, 10/1/2019		50,000	49,125
Sprint Communications, Inc.:
6.0%, 12/1/2016		820,000	869,200
6.0%, 11/15/2022		85,000	78,200
8.375%, 8/15/2017		210,000	237,300
9.125%, 3/1/2017		15,000	17,250
Telemar Norte Leste SA, 144A, 5.5%, 10/23/2020		200,000	176,000
tw telecom holdings, Inc.:
5.375%, 10/1/2022		75,000	71,625
144A, 5.375%, 10/1/2022		15,000	14,325
144A, 6.375%, 9/1/2023		70,000	69,650
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		370,000	392,200
Verizon Communications, Inc., 6.55%, 9/15/2043		250,000	282,234
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		50,000	51,250
Windstream Corp.:
6.375%, 8/1/2023		60,000	54,900
7.5%, 4/1/2023		20,000	19,750
7.75%, 10/15/2020 (a)		1,075,000	1,109,937
7.75%, 10/1/2021		80,000	82,600
144A, 7.75%, 10/1/2021		105,000	108,413
7.875%, 11/1/2017		130,000	144,950

			11,789,792
Utilities 0.9%
AES Corp.:
8.0%, 10/15/2017		45,000	51,750
8.0%, 6/1/2020		30,000	34,200
American Electric Power Co., Inc., Series F, 2.95%, 12/15/2022		200,000	184,147
Calpine Corp.:
144A, 7.5%, 2/15/2021		761,000	808,563
144A, 7.875%, 7/31/2020		40,000	43,100
DTE Energy Co., 7.625%, 5/15/2014		81,000	84,448
Dubai Electricity & Water Authority, 144A, 8.5%, 4/22/2015		250,000	274,375
Electricite de France SA, 144A, 5.25%, 1/29/2049		100,000	94,590
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		150,000	158,063
Instituto Costarricense de Electricidad, 144A, 6.95%, 11/10/2021		200,000	205,500
Mexico Generadora de Energia S de RL, 144A, 5.5%, 12/6/2032		250,000	225,000
PPL Energy Supply LLC, 4.6%, 12/15/2021		250,000	246,673

			2,410,409

Total Corporate Bonds (Cost $62,286,120)			62,208,078
Asset-Backed 0.3%
Credit Card Receivables 0.2%
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.932% **, 8/15/2018		550,000	561,519
Miscellaneous 0.1%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.918% **, 1/17/2024		250,000	250,789

Total Asset-Backed (Cost $819,418)			812,308
Mortgage-Backed Securities Pass-Throughs 2.5%
Federal Home Loan Mortgage Corp., 6.0%, 3/1/2038		13,222	14,409
Federal National Mortgage Association:
4.0%, 12/1/2040 (d)		1,000,000	1,045,313
4.5%, 9/1/2035		26,715	28,611
6.0%, 1/1/2024		37,702	41,563
6.5%, with various maturities from 5/1/2017 until 1/1/2038		10,887	11,774
8.0%, 9/1/2015		12,843	13,399
Government National Mortgage Association:
4.0%, 7/1/2040 (d)		5,000,000	5,258,595
5.5%, 9/20/2040		202,410	222,540

Total Mortgage-Backed Securities Pass-Throughs (Cost $6,604,742)			6,636,204
Commercial Mortgage-Backed Securities 0.9%
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 2.483% **, 11/15/2015		441,765	442,473
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007- PW16, 5.708% **, 6/11/2040		66,000	74,500
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.183% **, 3/15/2018		120,000	120,528
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		380,000	367,596
"A4", Series 2007-C1, 5.716%, 2/15/2051		225,000	250,056
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		260,000	285,434
WFRBS Commercial Mortgage Trust, "A5", Series 2013-C14, 3.337%, 6/15/2046		750,000	726,487

Total Commercial Mortgage-Backed Securities (Cost $2,311,497)			2,267,074
Collateralized Mortgage Obligations 1.5%
Federal Home Loan Mortgage Corp.:
"HI", Series 3979, Interest Only, 3.0%, 12/15/2026		750,000	64,696
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		823,532	97,273
"ZB", Series 4183, 3.0%, 3/15/2043		1,013,130	861,523
"ZG", Series 4213, 3.5%, 6/15/2043		115,770	109,478
"LI", Series 3720, Interest Only, 4.5%, 9/15/2025		1,559,801	235,215
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		776,598	88,494
"H", Series 2278, 6.5%, 1/15/2031		145	160
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		220,000	96,734
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		288,009	75,087
"PI", Series 2006-20, Interest Only, 6.501% ***, 11/25/2030		488,784	89,657
Government National Mortgage Association:
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026		942,794	84,251
"NI", Series 2011-80, Interest Only, 4.5%, 5/16/2038		1,342,986	99,697
"GP", Series 2010-67, 4.5%, 3/20/2039		250,000	268,606
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		151,871	36,115
"ND", Series 2010-130, 4.5%, 8/16/2039		600,000	640,250
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035		183,096	4,821
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		441,641	38,642
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		751,253	120,808
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		758,193	120,185
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		567,950	101,100
"AI", Series 2007-38, Interest Only, 6.278% ***, 6/16/2037		131,147	17,630
Residential Funding Mortgage Securities I, Inc., "M1", Series 2003-S17, 5.5%, 9/25/2033		562,045	540,185

Total Collateralized Mortgage Obligations (Cost $3,700,263)			3,790,607
Government & Agency Obligations 5.6%
Other Government Related (e) 1.7%
Bank of Moscow, 144A, 6.699%, 3/11/2015		250,000	263,220
European Investment Bank:
144A, 4.6%, 1/30/2037	CAD	1,000,000	983,049
6.0%, 8/6/2020	AUD	500,000	500,097
Gazprom Neft OAO, 144A, 4.375%, 9/19/2022		250,000	230,000
KFW, 1.875%, 6/13/2018	CAD	835,000	795,660
National JSC Naftogaz of Ukraine, 9.5%, 9/30/2014		250,000	232,550
Queensland Treasury Corp., Series 23, 4.25%, 7/21/2023	AUD	1,060,000	947,961
TMK OAO, 144A, 6.75%, 4/3/2020 (a)		200,000	190,500
Vimpel Communications, 144A, 7.748%, 2/2/2021		200,000	215,500
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		250,000	263,125

			4,621,662
Sovereign Bonds 1.1%
Norway Government Bond, Series 475, 2.0%, 5/24/2023	NOK	5,719,000	885,544
Republic of Belarus, REG S, 8.75%, 8/3/2015		100,000	96,500
Republic of Croatia, REG S, 144A, 6.25%, 4/27/2017		250,000	262,705
Republic of Singapore, 3.375%, 9/1/2033	SGD	1,177,000	985,257
Russian Federation:
Series 6204, 7.5%, 3/15/2018	RUB	2,900,000	92,389
Series 6207, 8.15%, 2/3/2027	RUB	5,800,000	187,417
United Mexican States:
Series M, 7.75%, 5/29/2031	MXN	2,280,000	188,578
Series M 20, 8.5%, 5/31/2029	MXN	1,140,000	101,671

			2,800,061
U.S. Government Sponsored Agency 0.4%
Federal National Mortgage Association, 3.0%, 11/15/2027		1,000,000	897,526
U.S. Treasury Obligations 2.4%
U.S. Treasury Bills:
0.02% ****, 2/13/2014 (f)		209,000	208,988
0.035% ****, 2/13/2014 (f)		955,000	954,947
U.S. Treasury Notes:
0.75%, 6/15/2014 (g)		5,000,000	5,023,045
1.75%, 5/15/2023		100,000	92,664

			6,279,644

Total Government & Agency Obligations (Cost $15,040,532)			14,598,893
Loan Participations and Assignments 0.1%
Senior Loan **
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017 (Cost $93,391)		95,000	96,841
Municipal Bonds and Notes 1.5%
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.25%, 11/1/2030		525,000	568,129
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		413,253	427,977
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.25%, 6/15/2030		780,000	842,111
New York, Triborough Bridge & Tunnel Authority Revenues, Series A, 5.0%, 11/15/2028		785,000	857,660
Pennsylvania, State Turnpike Commission Revenue, Series C, 5.5%, 12/1/2030		390,000	430,229
Texas, Dallas-Fort Worth International Airport Revenue:
Series F, 5.25%, 11/1/2028		120,000	130,166
Series F, 5.25%, 11/1/2029		100,000	107,704
Series F, 5.25%, 11/1/2030		390,000	416,426

Total Municipal Bonds and Notes (Cost $3,639,028)			3,780,402
Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 7.5%, 3/31/2015 (PIK) (Cost $206,054)		209,283	349,482
Preferred Securities 0.1%
Financials 0.1%
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013 (h)		218,000	219,635
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029		40,000	35,600

Total Preferred Securities (Cost $238,701)			255,235

		Shares	Value ($)
Securities Lending Collateral 7.5%
Daily Assets Fund Institutional, 0.09% (i) (j) (Cost $19,639,444)		19,639,444	19,639,444
Cash Equivalents 5.0%
Central Cash Management Fund, 0.05% (i) (Cost $13,093,899)		13,093,899	13,093,899

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $283,160,333) †		109.7	286,139,182
Other Assets and Liabilities, Net		(9.7)	(25,283,925)

Net Assets		100.0	260,855,257

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	120,439	EUR	165,016	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	25,000	USD	25,000	0
					190,016	0

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2013.

***	These securities are shown at their current rate as of September 30, 2013.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $283,723,451.  At September 30, 2013, net unrealized appreciation for all securities based on tax cost was $2,415,731.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,543,544 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,127,813.

(a)
All or a portion of these securities were on loan.  In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at September 30, 2013 amounted to $18,653,370 which is 7.2% of net assets.

(b)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	2,342	1,875	0.00

(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	When-issued or delayed delivery security included.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	At September 30, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	At September 30, 2013, this security has been pledged, in whole or in part, as collateral for open interest rate swap contracts.
(h)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(i)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
CVA: Certificaten Van Aandelen (Certificate of Stock)
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Canadian Government Bond	CAD	12/18/2013	5	629,290	8,615
Ultra Long U.S. Treasury Bond	USD	12/19/2013	22	3,126,063	70,529
Total unrealized appreciation					79,144

At September 30, 2013, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year U.S. Treasury Note	USD	12/19/2013	508	64,206,438	(1,570,413)
30 Year U.S. Treasury Bond	USD	12/19/2013	8	1,067,000	(19,266)
5 Year U.S. Treasury Note	USD	12/31/2013	94	11,378,406	(103,669)
Total unrealized depreciation					(1,693,348)

At September 30, 2013, open written option contracts were as follows:

Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (k)

Call Options
Receive Fixed - 4.064% - Pay Floating - LIBOR	5/13/2014 5/13/2044	2,100,000	1	5/9/2014	15,488	(53,004)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	2,100,000	1	3/15/2016	15,172	(36,306)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	2,100,000	2	3/15/2016	24,780	(36,306)
Total Call Options					55,440	(125,616)

Put Options
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	2,100,000	1	3/15/2016	15,172	(1,689)
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	2,100,000	2	3/15/2016	5,355	(1,688)
Pay Fixed - 2.064% -Receive Floating - LIBOR	5/13/2014 5/13/2044	2,100,000	1	5/9/2014	15,488	(471)
Pay Fixed - 2.385% - Receive Floating - LIBOR	3/31/2014 3/31/2044	2,100,000	3	3/27/2014	28,665	(851)
Pay Fixed - 2.423% - Receive Floating - LIBOR	3/20/2014 3/20/2044	2,100,000	4	3/18/2014	30,240	(924)
Total Put Options					94,920	(5,623)

Total					150,360	(131,239)

(k)	Unrealized appreciation on written options on interest rate swap contracts at September 30, 2013 was $19,121.

At September 30, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (l)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (m)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

9/20/2012 12/20/2017	125,000	5	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	18,308	7,843	10,465

(l)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(m)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At September 30, 2013, open interest rate swap contracts sold were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Depreciation ($)

5/13/2014 5/13/2044	2,100,000	6	Fixed — 4.064%	Floating — LIBOR	(110,814)	(86,033)

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/3/2013 6/3/2025	2,100,000	1	Floating — LIBOR	Fixed — 3.0%	(40,989)	—	(40,989)
5/1/2014 5/1/2024	3,500,000	3	Fixed — 2.156%	Floating — LIBOR	268,902	(579)	269,481
5/1/2014 5/1/2044	500,000	3	Floating — LIBOR	Fixed — 2.922%	(78,039)	822	(78,861)

Total net unrealized appreciation	149,631

Counterparties:
1	Nomura International PLC
2	BNP Paribas
3	Barclays Bank PLC
4	JPMorgan Chase Securities, Inc.
5	UBS AG
6	Morgan Stanley
LIBOR: London Interbank Offered Rate

As of September 30, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	1,406,745	JPY	140,000,000	10/7/2013	17,578	Nomura International PLC
AUD	1,583,480	EUR	1,100,000	10/16/2013	12,317	Barclays Bank PLC
USD	20,258	EUR	15,000	10/21/2013	35	Citigroup, Inc.
NOK	5,430,000	USD	914,583	10/24/2013	12,312	UBS AG
MXN	3,200,000	USD	246,394	11/12/2013	2,757	UBS AG
USD	1,216,036	MXN	16,000,000	11/12/2013	2,149	Barclays Bank PLC
MXN	9,600,000	USD	738,325	11/12/2013	7,415	Barclays Bank PLC
Total unrealized appreciation					54,563

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

JPY	140,000,000	USD	1,397,805	10/7/2013	(26,518)	Citigroup, Inc.
NZD	1,800,000	USD	1,447,267	10/15/2013	(46,403)	Citigroup, Inc.
EUR	554,500	USD	737,614	10/21/2013	(12,577)	Citigroup, Inc.
AUD	1,621,800	USD	1,478,538	10/24/2013	(32,254)	UBS AG
CAD	1,659,544	USD	1,608,447	10/24/2013	(1,778)	Barclays Bank PLC
JPY	90,431,642	USD	906,946	10/24/2013	(13,170)	Nomura International PLC
SGD	1,169,490	USD	915,806	10/24/2013	(16,422)	Nomura International PLC
USD	962,734	SGD	1,200,000	10/24/2013	(6,185)	JPMorgan Chase Securities, Inc.
KRW	1,109,000,000	USD	1,029,378	10/24/2013	(1,092)	JPMorgan Chase Securities, Inc.
USD	936,735	JPY	90,431,642	10/24/2013	(16,620)	UBS AG
USD	246,923	MXN	3,200,000	11/12/2013	(3,286)	JPMorgan Chase Securities, Inc.
MXN	6,400,000	USD	484,487	11/12/2013	(2,787)	JPMorgan Chase Securities, Inc.
USD	494,780	MXN	6,400,000	12/9/2013	(8,547)	Barclays Bank PLC
USD	247,257	MXN	3,200,000	12/9/2013	(4,141)	UBS AG
Total unrealized depreciation					(191,780)

Currency Abbreviations

AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
EUR	Euro	RUB	Russian Ruble
JPY	Japanese Yen	SGD	Singapore Dollar
KRW	South Korean Won	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$12,298,482	$6,899,659	$1,875	$19,200,016
Consumer Staples	8,156,013	5,032,166	—	13,188,179
Energy	8,377,404	6,862,263	—	15,239,667
Financials	18,954,561	18,178,117	—	37,132,678
Health Care	8,410,196	3,262,394	—	11,672,590
Industrials	9,506,370	10,824,480	0	20,330,850
Information Technology	18,113,133	2,790,586	—	20,903,719
Materials	1,985,562	1,360,932	11,803	3,358,297
Telecommunication Services	2,839,656	7,541,806	—	10,381,462
Utilities	4,024,341	1,943,505	—	5,967,846
Preferred Stocks(n)	—	1,186,943	—	1,186,943
Rights	34,325	—	—	34,325
Warrants(n)	—	—	14,143	14,143
Fixed Income Investments(n)
Corporate Bonds	—	62,208,078	0	62,208,078
Asset Backed	—	812,308	—	812,308
Mortgage-Backed Securities Pass- Throughs	—	6,636,204	—	6,636,204
Commercial Mortgage-Backed Securities	—	2,267,074	—	2,267,074
Collateralized Mortgage Obligations	—	3,790,607	—	3,790,607
Government & Agency Obligations	—	14,598,893	—	14,598,893
Loan Participations and Assignments	—	96,841	—	96,841
Municipal Bonds and Notes	—	3,780,402	—	3,780,402
Convertible Bond	—	—	349,482	349,482
Preferred Securities	—	255,235	—	255,235
Short-Term Investments(n)	32,733,343	—	—	32,733,343
Derivatives(o)
Futures Contracts	79,144	—	—	79,144
Credit Default Swap Contracts	—	10,465	—	10,465
Interest Rate Swap Contracts	—	269,481	—	269,481
Forward Foreign Currency Exchange Contracts	—	54,563	—	54,563
Total	$125,512,530	$160,663,002	$377,303	$286,552,835
Liabilities
Derivatives(o)
Futures Contracts	$(1,693,348)	$—	$—	$(1,693,348)
Written Options	—	(131,239)	—	(131,239)
Interest Rate Swap Contracts	—	(205,883)	—	(205,883)
Forward Foreign Currency Exchange Contracts	—	(191,780)	—	(191,780)
Total	$(1,693,348)	$(528,902)	$—	$(2,222,250)

During the period ended September 30, 2013, the amount of transfers between Level 2 and Level 3 was $63. Investments were transferred from Level 2 to Level 3 because of lack of observable market data due to a decrease in market activity.

(n)	See Investment Portfolio for additional detailed categorizations.
(o)
Derivatives include written options, at value; and  unrealized appreciation (depreciation) on open futures contract, credit default swap contracts, interest rate swap contracts,  forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$10,465	$—	$—
Foreign Exchange Contracts	$—	$—	$(137,217)	$—
Interest Rate Contracts	$(1,614,204)	$63,598	$—	$19,121

Investment Portfolio	as of September 30, 2013 (Unaudited)
DWS Government and Agency Securities VIP
	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 88.0%
Federal Home Loan Mortgage Corp., 3.5%, 2/1/2042 (a)	13,000,000	13,200,078
Federal National Mortgage Association, 3.5%, 3/1/2042 (a)	10,000,000	10,184,375
Government National Mortgage Association:
3.5%, with various maturities from 5/1/2042 until 3/20/2043 (a)	4,979,043	5,148,969
4.0%, with various maturities from 2/15/2040 until 6/20/2043 (a)	11,404,448	12,066,637
4.5%, with various maturities from 6/20/2033 until 2/20/2043 (a)	8,612,475	9,336,098
4.55%, 1/15/2041	454,042	489,521
4.625%, 5/15/2041	196,775	213,968
5.0%, with various maturities from 11/20/2032 until 4/15/2042	15,778,603	17,255,916
5.5%, with various maturities from 10/15/2032 until 7/20/2040	9,829,335	10,814,187
6.0%, with various maturities from 7/15/2014 until 5/15/2040	9,496,153	10,538,046
6.5%, with various maturities from 4/15/2031 until 2/15/2039	1,924,557	2,164,617
7.0%, with various maturities from 2/20/2027 until 11/15/2038	315,776	369,834
7.5%, 10/20/2031	7,739	9,310

Total Mortgage-Backed Securities Pass-Throughs (Cost $90,749,775)		91,791,556
Collateralized Mortgage Obligations 14.6%
Federal Home Loan Mortgage Corp.:
"OA", Series 3179, Principal Only, Zero Coupon, 7/15/2036	274,883	246,280
"KO", Series 4180, Principal Only, Zero Coupon, 1/15/2043	1,487,623	929,590
"KB", Series 4144, 2.5%, 12/15/2042	214,837	168,929
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	126,428	6,582
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	1,377,436	96,425
"WI", Series 3939, Interest Only, 3.0%, 10/15/2025	499,956	32,988
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	699,876	49,259
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	218,701	20,150
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	177,627	15,782
"IP", Series 4046, Interest Only, 3.0%, 5/15/2027	490,084	68,286
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027	1,647,063	194,547
"IA", Series 3800, Interest Only, 3.5%, 12/15/2022	299,654	2,573
"IK", Series 3754, Interest Only, 3.5%, 6/15/2025	1,096,441	85,127
"DZ", Series 4199, 3.5%, 5/15/2043	236,596	203,684
"ZG", Series 4213, 3.5%, 6/15/2043	385,899	364,927
"NI", Series 3657, Interest Only, 4.5%, 8/15/2027	458,753	16,990
"22", Series 243, Interest Only, 4.651% *, 6/15/2021	720,756	50,779
"PI", Series 2535, Interest Only, 6.0%, 9/15/2032	204,523	9,279
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	179,471	28,109
"A", Series 172, Interest Only, 6.5%, 1/1/2024	24,385	3,786
"DS", Series 3199, Interest Only, 6.968% *, 8/15/2036	2,305,027	396,470
"S", Series 2416, Interest Only, 7.918% *, 2/15/2032	317,235	67,709
"ST", Series 2411, Interest Only, 8.568% *, 6/15/2021	1,011,632	106,192
"KS", Series 2064, Interest Only, 9.968% *, 5/15/2022	326,919	67,646
Federal National Mortgage Association:
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	206,965	18,200
"LZ", Series 2013-45, 3.0%, 5/25/2043	1,010,038	769,731
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	416,980	27,996
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	1,223,445	58,606
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	2,163,145	537,356
"KZ", Series 2013-66, 3.5%, 7/25/2043	913,842	796,879
"25", Series 351, Interest Only, 4.5%, 5/1/2019	192,741	16,825
"HI", Series 2009-77, Interest Only, 4.5%, 9/25/2027	161,403	3,187
"IN", Series 2003-49, Interest Only, 4.75%, 3/25/2018	1,178,008	54,615
"21", Series 334, Interest Only, 5.0%, 3/1/2018	89,666	6,278
"20", Series 334, Interest Only, 5.0%, 3/1/2018	135,350	9,656
''23", Series 339, Interest Only, 5.0%, 7/1/2018	196,563	13,446
"26", Series 381, Interest Only, 5.0%, 12/25/2020	62,907	5,172
"ZA", Series 2008-24, 5.0%, 4/25/2038	690,790	752,953
"30", Series 381, Interest Only, 5.5%, 11/25/2019	355,077	34,671
"PI", Series 2009-14, Interest Only, 5.5%, 3/25/2024	589,828	78,607
"PJ", Series 2004-46, Interest Only, 5.821% *, 3/25/2034	418,583	53,497
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	398,583	47,257
"101", Series 383, Interest Only, 6.5%, 9/1/2022	1,210,131	175,281
"SJ", Series 2007-36, Interest Only, 6.591% *, 4/25/2037	246,327	34,192
"KI", Series 2005-65, Interest Only, 6.821% *, 8/25/2035	112,460	20,653
"ES", Series 2003-17, Interest Only, 6.871% *, 9/25/2022	478,986	7,597
"SA", Series G92-57, IOette, 83.169% *, 10/25/2022	40,213	78,948
Government National Mortgage Association:
"IE", Series 2011-128, Interest Only, 3.5%, 9/20/2026	1,010,066	105,359
"JY", Series 2010-20, 4.0%, 12/20/2033	1,993,834	2,098,877
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	250,782	19,372
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037	645,388	61,737
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,251,588	318,161
"MI", Series 2010-169, Interest Only, 4.5%, 8/20/2040	847,059	158,186
"AI", Series 2012-15, Interest Only, 4.5%, 9/20/2040	621,502	156,683
"VB", Series 2010-26, 5.0%, 1/20/2024	600,000	673,462
"GZ", Series 2005-24, 5.0%, 3/20/2035	511,961	551,467
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035	457,739	12,054
"ZA", Series 2005-75, 5.0%, 10/16/2035	575,947	631,087
"MZ", Series 2009-98, 5.0%, 10/16/2039	1,033,455	1,153,714
"Z", Series 2009-112, 5.0%, 11/20/2039	1,210,784	1,340,850
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	503,408	43,456
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	261,422	24,011
"GI", Series 2003-19, Interest Only, 5.5%, 3/16/2033	883,640	164,903
"IB", Series 2010-130, Interest Only, 5.5%, 2/20/2038	289,000	48,420
"BS", Series 2011-93, Interest Only, 5.918% *, 7/16/2041	1,339,112	180,742
"DI", Series 2009-10, Interest Only, 6.0%, 4/16/2038	349,979	63,050
"SA", Series 2012-84, Interest Only, 6.12% *, 12/20/2038	1,535,835	254,879
"QA", Series 2007-57, Interest Only, 6.32% *, 10/20/2037	371,517	51,828
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	113,513	22,501
"IC", Series 1997-4, Interest Only, 7.5%, 3/16/2027	615,405	157,052
"SK", Series 2003-11, Interest Only, 7.518% *, 2/16/2033	534,816	108,012

Total Collateralized Mortgage Obligations (Cost $14,631,619)		15,233,555
Government & Agency Obligations 20.9%
U.S. Government Sponsored Agency 10.5%
Federal Home Loan Bank, 1.0%, 6/21/2017	11,000,000	10,989,732
U.S. Treasury Obligations 10.4%
U.S. Treasury Bond, 2.875%, 5/15/2043 (b)	4,500,000	3,819,375
U.S. Treasury Notes:
0.75%, 6/15/2014 (c)	1,000,000	1,004,609
1.0%, 8/31/2016	1,000,000	1,010,625
2.5%, 8/15/2023	5,000,000	4,949,220

		10,783,829

Total Government & Agency Obligations (Cost $21,865,980)		21,773,561
	Contract Amount	Value ($)

Call Options Purchased 0.4%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161	2,600,000	148,628
Pay Fixed Rate - 4.32% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172	6,000,000	298,711

Total Call Options Purchased (Cost $390,446)		447,339
Put Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.32% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172 (Cost $203,883)	6,000,000	57,365

	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 1.0%
U.S. Treasury Bill, 0.02% **, 2/13/2014 (d) (Cost $1,044,922)	1,045,000	1,044,941

	Shares	Value ($)
Securities Lending Collateral 1.3%
Daily Assets Fund Institutional, 0.09% (e) (f) (Cost $1,297,500)	1,297,500	1,297,500
Cash Equivalents 1.4%
Central Cash Management Fund, 0.05% (e) (Cost $1,497,875)	1,497,875	1,497,875

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $131,682,000) †	127.7	133,143,692
Other Assets and Liabilities, Net	(27.7)	(28,842,663)

Net Assets	100.0	104,301,029

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	These securities are shown at their current rate as of September 30, 2013.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $131,682,022.  At September 30, 2013, net unrealized appreciation for all securities based on tax cost was $1,461,670.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,140,242 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,678,572.

(a)	When-issued or delayed delivery security included.
(b)
All or a portion of these securities were on loan.  In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at September 30, 2013 amounted to $1,273,125, which is 1.2% of net assets.

(c)	At September 30, 2013, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(d)	At September 30, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.

LIBOR: London Interbank Offered Rate
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2013, open futures contracts bought were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Ultra Long U.S. Treasury Bond	USD	12/19/2013	25	3,552,344	133,739

Currency Abbreviation

USD	United States Dollar

At September 30, 2013, open written options contracts were as follows:

Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (g)

Call Options
Receive Fixed - 3.32% - Pay Floating - LIBOR	2/3/2017 2/3/2027	3,000,000	2	2/1/2017	216,990	(275,655)
Receive Fixed - 4.064% - Pay Floating - LIBOR	5/13/2014 5/13/2044	2,400,000	1	5/9/2014	17,700	(60,576)
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	2,600,000	1	4/20/2016	92,690	(102,774)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	2,400,000	1	3/15/2016	17,340	(41,493)
Receive Fixed - 5.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	2,400,000	2	3/15/2016	28,320	(41,493)
Total Call Options					373,040	(521,991)

Put Options
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	2,400,000	1	3/15/2016	17,340	(1,930)
Pay Fixed - 1.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	2,400,000	2	3/15/2016	6,120	(1,930)
Pay Fixed - 2.064% -Receive Floating - LIBOR	5/13/2014 5/13/2044	2,400,000	1	5/9/2014	17,700	(538)
Pay Fixed - 2.385% - Receive Floating - LIBOR	3/31/2014 3/31/2044	2,400,000	3	3/27/2014	32,760	(973)
Pay Fixed - 2.423% - Receive Floating - LIBOR	3/20/2014 3/20/2044	2,400,000	4	3/18/2014	34,560	(1,056)
Pay Fixed - 3.32% - Receive Floating - LIBOR	2/3/2017 2/3/2027	3,000,000	2	2/1/2017	216,991	(88,536)
Total Put Options					325,471	(94,963)

Total					698,511	(616,954)

(g)	Unrealized appreciation on written options on interest rate swap contracts at September 30, 2013 was $81,557.

At September 30, 2013, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Depreciation ($)

5/13/2014 5/13/2044	2,400,000	5	Fixed — 4.064%	Floating — LIBOR	(126,645)	(98,324)

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

4/23/2014 4/23/2016	20,000,000	1	Fixed - 0.921%	Floating - LIBOR	(85,210)	9,484	(94,694)
4/23/2014 4/23/2019	5,000,000	1	Fixed - 2.077%	Floating - LIBOR	(40,959)	4,100	(45,059)
7/19/2014 7/19/2021	14,000,000	6	Fixed - 2.63%	Floating - LIBOR	(15,039)	(1,664)	(13,375)
4/23/2014 4/23/2024	2,000,000	6	Fixed - 3.024%	Floating - LIBOR	(1,891)	(856)	(1,035)
6/3/2013 6/3/2025	2,300,000	1	Floating - LIBOR	Fixed - 3.0%	(44,892)	—	(44,892)
4/23/2014 4/23/2034	3,000,000	6	Fixed - 3.532%	Floating - LIBOR	46,333	(2,240)	48,573

Total net unrealized depreciation	(150,482)

1	Nomura International PLC
2	BNP Paribas
3	Barclays Bank PLC
4	JPMorgan Chase Securities, Inc.
5	Morgan Stanley
6	Citigroup, Inc.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Mortgage-Backed Securities Pass-Throughs	$—	$91,791,556	$—	$91,791,556
Collateralized Mortgage Obligations	—	15,233,555	—	15,233,555
Government & Agency Obligations	—	21,773,561	—	21,773,561
Short-Term U.S. Treasury Obligations	—	1,044,941	—	1,044,941
Short-Term Investments	2,795,375	—	—	2,795,375
Derivatives (i)
Futures Contracts	—	133,739	—	133,739
Purchased Options	—	504,704	—	504,704
Interest Rate Swap Contracts	—	48,573	—	48,573
Total	$2,795,375	$130,530,629	$—	$133,326,004

Liabilities
Derivatives (i)
Written Options	—	(616,954)	—	(616,954)
Interest Rate Swap Contracts	—	(297,379)	—	(297,379)
Total	$—	$(914,333)	$—	$(914,333)

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include value of purchased options, unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$133,739	$(248,806)	$(8,069)

Investment Portfolio	as of September 30, 2013 (Unaudited)
DWS High Income VIP
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 86.1%
Consumer Discretionary 18.9%
AMC Entertainment, Inc., 8.75%, 6/1/2019		170,000	182,750
AMC Networks, Inc., 7.75%, 7/15/2021		80,000	89,000
AmeriGas Finance LLC:
6.75%, 5/20/2020		460,000	488,750
7.0%, 5/20/2022		350,000	364,000
APX Group, Inc., 144A, 6.375%, 12/1/2019		205,000	193,725
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		505,000	556,762
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		330,000	348,975
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		350,000	343,000
Avis Budget Car Rental LLC:
5.5%, 4/1/2023		205,000	189,625
8.25%, 1/15/2019		535,000	580,475
BC Mountain LLC, 144A, 7.0%, 2/1/2021 (b)		210,000	208,425
Block Communications, Inc., 144A, 7.25%, 2/1/2020		375,000	393,750
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		155,000	168,175
Cablevision Systems Corp., 8.0%, 4/15/2020 (b)		65,000	72,475
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		760,000	699,200
9.0%, 2/15/2020		245,000	229,688
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		215,000	217,150
CCO Holdings LLC:
6.5%, 4/30/2021		655,000	664,825
6.625%, 1/31/2022		450,000	456,750
7.0%, 1/15/2019		120,000	127,050
7.375%, 6/1/2020		50,000	54,000
8.125%, 4/30/2020 (b)		150,000	163,125
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		230,000	230,000
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		750,000	706,875
144A, 6.375%, 9/15/2020 (b)		1,215,000	1,239,300
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020 (b)		145,000	146,088
Clear Channel Communications, Inc., 11.25%, 3/1/2021		280,000	289,100
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		250,000	253,750
Series B, 6.5%, 11/15/2022		365,000	372,300
Series A, 7.625%, 3/15/2020		110,000	112,750
Series B, 7.625%, 3/15/2020 (b)		1,115,000	1,151,237
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		20,000	19,100
CSC Holdings LLC, 6.75%, 11/15/2021		400,000	428,000
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		375,000	389,062
DISH DBS Corp.:
4.25%, 4/1/2018		270,000	270,338
5.0%, 3/15/2023 (b)		325,000	301,437
6.75%, 6/1/2021		50,000	52,563
7.875%, 9/1/2019		270,000	307,800
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		490,000	0
General Motors Co.:
144A, 4.875%, 10/2/2023		980,000	957,950
144A, 6.25%, 10/2/2043		245,000	241,325
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020 (b)		405,000	303,750
Harron Communications LP, 144A, 9.125%, 4/1/2020		395,000	434,500
Hertz Corp., 6.75%, 4/15/2019		305,000	322,537
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		140,000	143,850
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		475,000	488,062
Libbey Glass, Inc., 6.875%, 5/15/2020		117,000	124,605
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		345,000	360,094
LKQ Corp., 144A, 4.75%, 5/15/2023		290,000	268,975
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		155,000	156,938
Mediacom Broadband LLC, 6.375%, 4/1/2023		425,000	425,000
Mediacom LLC, 7.25%, 2/15/2022		110,000	114,950
MGM Resorts International:
6.625%, 12/15/2021 (b)		590,000	610,650
6.75%, 10/1/2020 (b)		170,000	178,500
7.625%, 1/15/2017		560,000	625,800
8.625%, 2/1/2019		840,000	966,000
10.0%, 11/1/2016		225,000	267,750
Midcontinent Communications & Midcontinent Finance Corp., 144A, 6.25%, 8/1/2021		200,000	201,000
National CineMedia LLC, 6.0%, 4/15/2022		200,000	204,000
Norcraft Companies LP, 10.5%, 12/15/2015		1,260,000	1,302,525
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		280,000	284,900
Petco Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		315,000	337,837
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		115,000	116,725
PNK Finance Corp., 144A, 6.375%, 8/1/2021		245,000	249,900
Quebecor Media, Inc., 5.75%, 1/15/2023		205,000	193,213
Rent-A-Center, Inc., 144A, 4.75%, 5/1/2021		145,000	134,850
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		420,000	470,400
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		125,000	120,000
Seminole Indian Tribe of Florida, Inc.:
144A, 7.75%, 10/1/2017		200,000	212,250
144A, 7.804%, 10/1/2020		345,000	369,150
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		230,000	242,075
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		195,000	196,706
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		295,000	289,100
Starz LLC, 5.0%, 9/15/2019		175,000	173,250
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021 (b)		250,000	233,125
Travelport LLC:
144A, 6.386% **, 3/1/2016		226,372	219,015
144A, 13.875%, 3/1/2016 (PIK)		50,625	52,650
UCI International, Inc., 8.625%, 2/15/2019		310,000	316,200
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		945,000	895,387
144A, 7.5%, 3/15/2019		435,000	469,800
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	550,000	823,683
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		60,000	64,200
144A, 7.875%, 11/1/2020		140,000	153,125
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		205,000	227,038
Visant Corp., 10.0%, 10/1/2017		460,000	427,800
Visteon Corp., 6.75%, 4/15/2019		171,000	181,688

			29,214,203
Consumer Staples 5.6%
B&G Foods, Inc., 4.625%, 6/1/2021		245,000	233,975
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		200,000	212,500
Del Monte Corp., 7.625%, 2/15/2019		410,000	425,375
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		810,000	874,800
Hawk Acquisition Sub, Inc., 144A, 4.25%, 10/15/2020		860,000	820,225
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		485,000	480,150
144A, 8.25%, 2/1/2020		160,000	168,400
NBTY, Inc., 9.0%, 10/1/2018		190,000	208,525
Pilgrim's Pride Corp., 7.875%, 12/15/2018		290,000	315,375
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		405,000	406,519
6.875%, 2/15/2021		540,000	576,450
7.125%, 4/15/2019		415,000	440,937
8.25%, 2/15/2021 (b)		225,000	226,687
Smithfield Foods, Inc.:
6.625%, 8/15/2022		190,000	195,938
7.75%, 7/1/2017		1,180,000	1,342,250
Sun Products Corp., 144A, 7.75%, 3/15/2021		360,000	331,200
U.S. Foods, Inc., 8.5%, 6/30/2019		400,000	421,500
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		940,000	996,400

			8,677,206
Energy 13.4%
Access Midstream Partners LP:
4.875%, 5/15/2023		375,000	352,500
5.875%, 4/15/2021		120,000	123,300
6.125%, 7/15/2022		325,000	333,938
Antero Resources Finance Corp.:
7.25%, 8/1/2019		285,000	300,675
9.375%, 12/1/2017		390,000	412,425
Berry Petroleum Co.:
6.375%, 9/15/2022		205,000	206,025
6.75%, 11/1/2020		540,000	549,450
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		205,000	204,488
8.625%, 10/15/2020		225,000	237,375
Chaparral Energy, Inc., 7.625%, 11/15/2022		370,000	375,550
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019		150,000	152,625
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		325,000	341,250
Crosstex Energy LP, 7.125%, 6/1/2022 (b)		105,000	108,150
Denbury Resources, Inc., 4.625%, 7/15/2023		625,000	571,875
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		420,000	445,200
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		295,000	292,050
EP Energy LLC:
6.875%, 5/1/2019		330,000	352,275
7.75%, 9/1/2022		175,000	189,875
9.375%, 5/1/2020		150,000	168,750
EPE Holdings LLC, 144A, 8.875%, 12/15/2017 (PIK)		495,374	517,047
EV Energy Partners LP, 8.0%, 4/15/2019		835,000	835,000
Frontier Oil Corp., 6.875%, 11/15/2018		315,000	338,625
Global Geophysical Services, Inc., 10.5%, 5/1/2017		465,000	388,275
Halcon Resources Corp.:
8.875%, 5/15/2021		585,000	599,625
9.75%, 7/15/2020		280,000	296,100
Holly Energy Partners LP:
6.5%, 3/1/2020		105,000	108,150
8.25%, 3/15/2018		330,000	348,975
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021 (b)		400,000	393,000
Linn Energy LLC:
6.5%, 5/15/2019		115,000	110,400
144A, Step-up Coupon, 6.75% to 10/5/2013, 7.0% to 11/1/2019		595,000	560,787
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		860,000	842,800
144A, 6.5%, 3/15/2021		235,000	236,763
144A, 7.0%, 3/31/2024 (c)		740,000	744,625
Midstates Petroleum Co., Inc.:
144A, 9.25%, 6/1/2021		485,000	478,937
144A, 10.75%, 10/1/2020		230,000	241,500
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		290,000	288,550
Murray Energy Corp., 144A, 8.625%, 6/15/2021		50,000	50,125
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		595,000	596,487
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		175,000	184,625
144A, 6.875%, 3/15/2022		385,000	406,175
6.875%, 1/15/2023		130,000	137,800
7.25%, 2/1/2019		665,000	704,900
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		410,000	399,750
7.5%, 11/1/2019		580,000	610,450
Pacific Drilling SA, 144A, 5.375%, 6/1/2020		245,000	238,875
Regency Energy Partners LP, 144A, 4.5%, 11/1/2023		95,000	85,975
Sabine Pass Liquefaction LLC:
144A, 5.625%, 2/1/2021		690,000	675,337
144A, 5.625%, 4/15/2023		155,000	148,606
SandRidge Energy, Inc., 7.5%, 3/15/2021 (b)		515,000	520,150
SESI LLC, 6.375%, 5/1/2019		235,000	248,513
Swift Energy Co., 7.875%, 3/1/2022		290,000	284,200
Talos Production LLC, 144A, 9.75%, 2/15/2018		410,000	412,050
Tesoro Corp., 5.375%, 10/1/2022		150,000	143,250
Venoco, Inc., 8.875%, 2/15/2019		590,000	594,425
Welltec AS, 144A, 8.0%, 2/1/2019		400,000	426,000
Whiting Petroleum Corp., 5.0%, 3/15/2019		240,000	240,600
WPX Energy, Inc., 5.25%, 1/15/2017		510,000	538,050

			20,693,278
Financials 4.5%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		470,000	498,200
Ally Financial, Inc.:
5.5%, 2/15/2017		385,000	404,044
8.0%, 3/15/2020		340,000	391,000
CIT Group, Inc.:
5.0%, 8/1/2023		1,610,000	1,558,754
5.25%, 3/15/2018		540,000	565,650
E*TRADE Financial Corp.:
6.375%, 11/15/2019		585,000	623,025
6.75%, 6/1/2016		710,000	756,150
Hellas Telecommunications Finance, 144A, 8.218% **, 7/15/2015 (PIK) *	EUR	322,107	0
International Lease Finance Corp.:
3.875%, 4/15/2018		385,000	372,006
4.625%, 4/15/2021		125,000	115,722
6.25%, 5/15/2019		320,000	336,000
8.625%, 1/15/2022 (b)		310,000	357,275
8.75%, 3/15/2017		245,000	281,138
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		290,000	293,625
(REIT), 6.875%, 5/1/2021		295,000	310,487
Neuberger Berman Group LLC, 144A, 5.625%, 3/15/2020		160,000	163,600

			7,026,676
Health Care 4.3%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		500,000	536,250
Biomet, Inc.:
6.5%, 8/1/2020		355,000	366,537
6.5%, 10/1/2020		100,000	101,375
Community Health Systems, Inc.:
5.125%, 8/15/2018		1,155,000	1,175,212
7.125%, 7/15/2020 (b)		635,000	641,350
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		220,000	229,350
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		420,000	466,200
HCA, Inc.:
5.875%, 3/15/2022		275,000	282,563
6.5%, 2/15/2020		890,000	964,537
7.5%, 2/15/2022		305,000	334,737
Hologic, Inc., 6.25%, 8/1/2020		200,000	208,250
IMS Health, Inc., 144A, 6.0%, 11/1/2020		250,000	255,313
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		345,000	356,644
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		299,000	334,880
Tenet Healthcare Corp.:
144A, 4.375%, 10/1/2021		390,000	359,775
4.5%, 4/1/2021		55,000	51,563

			6,664,536
Industrials 9.2%
Accuride Corp., 9.5%, 8/1/2018		345,000	359,662
ADT Corp., 144A, 6.25%, 10/15/2021 (c)		145,000	147,175
Aguila 3 SA, 144A, 7.875%, 1/31/2018		480,000	501,600
Air Lease Corp.:
4.75%, 3/1/2020		315,000	309,488
5.625%, 4/1/2017 (b)		445,000	473,925
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK)		205,000	210,638
Armored Autogroup, Inc., 9.25%, 11/1/2018		610,000	550,525
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020 (c)		345,000	346,725
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		391,400	403,142
BakerCorp International, Inc., 8.25%, 6/1/2019		335,000	333,325
BE Aerospace, Inc., 6.875%, 10/1/2020 (b)		180,000	196,650
Belden, Inc., 144A, 5.5%, 9/1/2022		355,000	342,575
Bombardier, Inc., 144A, 5.75%, 3/15/2022		225,000	223,313
Casella Waste Systems, Inc., 7.75%, 2/15/2019		415,000	412,925
Clean Harbors, Inc., 5.125%, 6/1/2021		240,000	231,900
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		160,000	152,800
Ducommun, Inc., 9.75%, 7/15/2018		305,000	338,550
DynCorp International, Inc., 10.375%, 7/1/2017		490,000	504,700
Florida East Coast Railway Corp., 8.125%, 2/1/2017		225,000	235,969
FTI Consulting, Inc., 6.0%, 11/15/2022		205,000	203,463
Garda World Security Corp., 144A, 9.75%, 3/15/2017		400,000	424,000
GenCorp, Inc., 144A, 7.125%, 3/15/2021		790,000	827,525
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		280,000	301,000
7.125%, 3/15/2021		60,000	64,650
Iron Mountain, Inc., 5.75%, 8/15/2024		245,000	220,500
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		410,000	429,987
Meritor, Inc., 6.75%, 6/15/2021		195,000	193,050
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		410,000	406,925
8.875%, 11/1/2017		210,000	219,450
Navios South American Logistics, Inc., 9.25%, 4/15/2019		350,000	376,250
Nortek, Inc., 8.5%, 4/15/2021		440,000	478,500
Ply Gem Industries, Inc., 9.375%, 4/15/2017		102,000	107,610
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		205,000	214,738
7.5%, 10/1/2017		215,000	223,600
Titan International, Inc.:
144A, 6.875%, 10/1/2020 (c)		590,000	594,425
7.875%, 10/1/2017		295,000	314,027
TransDigm, Inc., 144A, 7.5%, 7/15/2021 (b)		320,000	344,000
U.S. Airways Group, Inc., 6.125%, 6/1/2018		240,000	230,100
United Rentals North America, Inc.:
5.75%, 7/15/2018		365,000	383,250
6.125%, 6/15/2023		25,000	25,125
7.375%, 5/15/2020		595,000	641,112
7.625%, 4/15/2022		595,000	647,062
Watco Companies LLC, 144A, 6.375%, 4/1/2023		155,000	153,450

			14,299,386
Information Technology 4.9%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		105,000	106,838
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		695,000	695,869
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		255,000	261,375
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		340,000	352,750
CDW LLC, 8.5%, 4/1/2019		1,180,000	1,303,900
CyrusOne LP, 6.375%, 11/15/2022		105,000	104,213
eAccess Ltd., 144A, 8.25%, 4/1/2018		335,000	366,825
EarthLink, Inc., 144A, 7.375%, 6/1/2020		245,000	238,875
Equinix, Inc.:
5.375%, 4/1/2023		725,000	685,125
7.0%, 7/15/2021		215,000	228,975
First Data Corp.:
144A, 6.75%, 11/1/2020		940,000	972,900
144A, 7.375%, 6/15/2019		250,000	263,125
144A, 8.875%, 8/15/2020		495,000	545,737
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		630,000	681,975
Healthcare Technology Intermediate, Inc., 144A, 7.375%, 9/1/2018 (PIK)		75,000	76,594
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		225,000	237,937
7.625%, 6/15/2021		230,000	247,825
IAC/InterActiveCorp., 4.75%, 12/15/2022		215,000	197,800

			7,568,638
Materials 7.1%
APERAM:
144A, 7.375%, 4/1/2016		215,000	215,000
144A, 7.75%, 4/1/2018		260,000	256,100
Axiall Corp., 144A, 4.875%, 5/15/2023		65,000	61,587
Berry Plastics Corp.:
9.5%, 5/15/2018 (b)		390,000	422,175
9.75%, 1/15/2021		460,000	531,300
Bluescope Steel Ltd., 144A, 7.125%, 5/1/2018		150,000	154,125
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		290,000	303,050
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		410,000	426,400
Clearwater Paper Corp., 7.125%, 11/1/2018		390,000	419,250
Crown Americas LLC, 6.25%, 2/1/2021		50,000	52,250
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		130,000	124,800
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		1,290,000	1,219,050
144A, 9.875%, 6/15/2015		195,000	153,075
Exopack Holding Corp., 10.0%, 6/1/2018		230,000	242,650
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (b)		315,000	322,875
144A, 6.875%, 4/1/2022 (b)		65,000	65,000
144A, 7.0%, 11/1/2015 (b)		360,000	370,800
144A, 8.25%, 11/1/2019 (b)		270,000	290,925
FQM Akubra, Inc.:
144A, 7.5%, 6/1/2021		610,000	625,250
144A, 8.75%, 6/1/2020		360,000	385,200
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		95,000	95,000
8.875%, 2/1/2018		530,000	548,550
Huntsman International LLC, 4.875%, 11/15/2020		230,000	217,925
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		310,000	270,475
Kaiser Aluminum Corp., 8.25%, 6/1/2020		260,000	290,550
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		535,000	553,725
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		200,000	207,500
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021 (c)		250,000	252,500
Polymer Group, Inc., 7.75%, 2/1/2019		300,000	320,625
PolyOne Corp., 144A, 5.25%, 3/15/2023		590,000	557,550
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		270,000	272,025
144A, 8.25%, 1/15/2021		200,000	201,000
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		150,000	167,250
144A, 8.375%, 9/15/2021		150,000	169,875
Tronox Finance LLC, 6.375%, 8/15/2020 (b)		255,000	252,450

			11,017,862
Telecommunication Services 16.0%
Altice Financing SA, 144A, 7.875%, 12/15/2019		235,000	247,925
Altice Finco SA, 144A, 9.875%, 12/15/2020 (b)		235,000	253,213
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		105,000	102,506
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,020,000	1,062,840
8.375%, 10/15/2020		1,030,000	1,089,225
8.75%, 3/15/2018 (b)		640,000	676,000
CPI International, Inc., 8.0%, 2/15/2018		260,000	267,800
Cricket Communications, Inc., 7.75%, 10/15/2020		1,360,000	1,540,200
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		790,000	817,650
144A, 10.5%, 4/15/2018		495,000	534,600
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	199,000
144A, 8.25%, 9/1/2017		1,090,000	1,129,512
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	709,137	0
Frontier Communications Corp.:
7.125%, 1/15/2023 (b)		1,370,000	1,366,575
7.625%, 4/15/2024 (b)		110,000	110,000
8.25%, 4/15/2017		348,000	394,980
8.5%, 4/15/2020		490,000	541,450
8.75%, 4/15/2022		560,000	611,800
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		465,000	434,775
7.25%, 10/15/2020		1,230,000	1,313,025
7.5%, 4/1/2021		1,270,000	1,371,600
8.5%, 11/1/2019		580,000	630,750
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		670,000	693,450
144A, 8.125%, 6/1/2023		105,000	110,775
Level 3 Communications, Inc., 8.875%, 6/1/2019 (b)		55,000	58,850
Level 3 Financing, Inc.:
7.0%, 6/1/2020		750,000	757,500
8.125%, 7/1/2019		670,000	716,900
8.625%, 7/15/2020		510,000	557,175
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		705,000	730,556
144A, 6.625%, 4/1/2023 (b)		245,000	245,613
7.875%, 9/1/2018		420,000	454,125
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		720,000	669,600
NII Capital Corp., 7.625%, 4/1/2021		305,000	216,550
Pacnet Ltd., 144A, 9.25%, 11/9/2015		434,000	432,915
SBA Communications Corp., 5.625%, 10/1/2019		200,000	196,500
Sprint Communications, Inc., 9.125%, 3/1/2017		310,000	356,500
tw telecom holdings, Inc.:
5.375%, 10/1/2022		280,000	267,400
144A, 5.375%, 10/1/2022		50,000	47,750
144A, 6.375%, 9/1/2023		245,000	243,775
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		185,000	196,100
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		230,000	250,700
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		300,000	318,000
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020		195,000	199,875
144A, 7.25%, 2/15/2018		410,000	424,350
Windstream Corp.:
6.375%, 8/1/2023		265,000	242,475
7.5%, 4/1/2023		420,000	414,750
7.75%, 10/15/2020 (b)		80,000	82,600
7.75%, 10/1/2021		310,000	320,075
144A, 7.75%, 10/1/2021		365,000	376,863
7.875%, 11/1/2017		495,000	551,925

			24,829,073
Utilities 2.2%
AES Corp.:
8.0%, 10/15/2017		415,000	477,250
8.0%, 6/1/2020		525,000	598,500
Calpine Corp.:
144A, 7.5%, 2/15/2021		436,000	463,250
144A, 7.875%, 7/31/2020		481,000	518,277
Enel SpA, 144A, 8.75%**, 9/24/2073		360,000	366,438
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		550,000	176,000
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		615,000	648,056
NRG Energy, Inc., 7.625%, 1/15/2018		200,000	221,500

			3,469,271

Total Corporate Bonds (Cost $131,943,822)			133,460,129
Government & Agency Obligation 0.5%
U.S. Treasury Obligation
U.S. Treasury Note, 0.75%, 6/15/2014 (d) (Cost $833,621)		830,000	833,825
Loan Participations and Assignments 0.0%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		700,000	0
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015 *		73,851	36,925
Travelport LLC, Second Lien Term Loan, 9.5%, 1/29/2016		36,284	37,509

Total Loan Participations and Assignments (Cost $808,533)			74,434
Convertible Bonds 1.9%
Consumer Discretionary 0.5%
Group 1 Automotive, Inc., 3.0%, 3/15/2020		375,000	807,656
Materials 1.4%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		1,297,793	2,167,185

Total Convertible Bonds (Cost $1,654,991)			2,974,841
Preferred Security 0.7%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $759,049)		1,135,000	1,010,150

		Shares	Value ($)
Common Stocks 0.2%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*		661	3,801
Dawn Holdings, Inc.* (e)		15	42,688
Trump Entertainment Resorts, Inc.*		45	0
Vertis Holdings, Inc.*		676	0

			46,489
Industrials 0.0%
Congoleum Corp.*		24,000	0
Materials 0.2%
GEO Specialty Chemicals, Inc.*		24,225	15,531
GEO Specialty Chemicals, Inc. 144A*		2,206	1,414
Wolverine Tube, Inc.*		7,045	227,201

			244,146

Total Common Stocks (Cost $533,822)			290,635
Preferred Stock 0.6%
Financials
Ally Financial, Inc. 144A, 7.0% (Cost $841,212)		915	874,340
Warrants 0.1%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*		1,115	0
Materials 0.1%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		119,802	75,907
Hercules Trust II, Expiration Date 3/31/2029*		1,100	12,289

			88,196

Total Warrants (Cost $244,286)			88,196
Securities Lending Collateral 7.0%
Daily Assets Fund Institutional, 0.09% (f) (g) (Cost $10,806,993)		10,806,993	10,806,993
Cash Equivalents 8.8%
Central Cash Management Fund, 0.05% (f) (Cost $13,637,315)		13,637,315	13,637,315

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $162,063,644) †		105.9	164,050,858
Other Assets and Liabilities, Net		(5.9)	(9,081,002)

Net Assets		100.0	154,969,856

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	700,000	USD	700,000	0
Buffets, Inc.*	LIBOR plus 9.25%	4/22/2015	73,851	USD	72,611	36,925
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	709,137	EUR	965,174	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	490,000	USD	490,000	0
Hellas Telecommunications Finance*	8.218%	7/15/2015	322,107	EUR	92,199	0
					2,319,984	36,925

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2013.

†
The cost for federal income tax purposes was $162,063,644.  At September 30, 2013, net unrealized appreciation for all securities based on tax cost was $1,987,214.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,707,773 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,720,559.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan.  In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at September 30, 2013 amounted to $10,342,867, which is 6.7% of net assets.

(c)	When-issued security.
(d)	At September 30, 2013, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(e)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.	August 2013	53,353	42,688	0.03

(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
At September 30, 2013, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($) (h)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Unrealized Appreciation ($)

6/20/2018	6,000,000	5.0%	Markit Dow Jones CDX North America High Yield Index	369,584	6,887

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (h)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

12/20/2011 3/20/2017	370,0001	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	42,842	10,819	32,023
6/20/2013 9/20/2018	245,0001	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	26,415	21,757	4,658
6/21/2010 9/20/2015	560,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	50,732	(9,983)	60,715
6/21/2010 9/20/2015	175,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	15,854	(16,625)	32,479
6/21/2010 9/20/2015	215,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	19,477	(19,350)	38,827
6/21/2010 9/20/2015	105,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	9,512	(8,400)	17,912
6/21/2010 9/20/2015	100,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	9,059	(6,896)	15,955
6/20/2011 9/20/2016	575,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	73,473	31,590	41,883
3/21/2011 6/20/2016	1,085,0005	5.0%	Ford Motor Credit Co., LLC, 5.0%, 5/15/2018, BBB-	126,247	70,750	55,497
6/20/2011 9/20/2016	440,0005	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B-	25,253	9,744	15,509
9/20/2011 12/20/2016	250,0005	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B-	13,843	(3,144)	16,987
9/20/2011 12/20/2016	165,0004	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B-	9,136	(2,075)	11,211
9/20/2012 12/20/2017	485,0006	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	71,035	30,429	40,606
6/20/2011 9/20/2015	1,145,0004	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	90,965	28,727	62,238
3/21/2011 6/20/2016	610,0003	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	58,536	12,420	46,116
6/20/2013 9/20/2018	470,0004	5.0%	HCA, Inc., 8.0%, 10/1/2018, B-	43,039	37,345	5,694
6/20/2013 9/20/2018	730,0002	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	49,371	43,109	6,262
Total unrealized appreciation					504,572

(h)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(i)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Credit Suisse
2	Bank of America
3	JPMorgan Chase Securities, Inc.
4	The Goldman Sachs & Co.
5	Barclays Bank PLC
6	UBS AG
At September 30, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	609,200	USD	810,378	10/21/2013	(13,825)	Citigroup, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$133,460,129	$0	$133,460,129
Government & Agency Obligation		833,825	—	833,825
Loan Participations and Assignments	—	74,434	0	74,434
Convertible Bonds	—	807,656	2,167,185	2,974,841
Preferred Securities	—	1,010,150	—	1,010,150
Common Stocks	—	3,801	286,834	290,635
Preferred Stock	—	874,340	—	874,340
Warrants	—	—	88,196	88,196
Short-Term Investments	24,444,308	—	—	24,444,308
Derivatives (k)
Credit Default Swap Contracts	—	511,459	—	511,459
Total	$24,444,308	$137,575,794	$2,542,215	$164,562,317
Liabilities
Derivatives (k)
Forward Foreign Currency Exchange Contracts	$—	$(13,825)	$—	$(13,825)
Total	$—	$(13,825)	$—	$(13,825)

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Corporate Bonds	Loan Participation and Assignments	Convertible Bonds	Other Investments	Common Stocks	Warrants	Total
Balance as of December 31, 2012	$155,602	$0	$1,538,014	$107,806	$139,682	$63,227	$2,004,331
Realized gain (loss)	6,235	—	—	298,987	(4)	—	305,218
Change in unrealized appreciation (depreciation)	(5,135)	0	620,885	(76,806)	93,800	24,969	657,713
Amortization premium/discount	1,650	—	8,286	—	—	—	9,936
Purchases	4,768	—	—	—	53,356	—	58,124
(Sales)	(163,708)	—	—	(329,987)	—	—	(493,695)
Transfers into Level 3	588	—	—	—	—	—	588
Transfers (out) of Level 3	—	—	—	—	—	—	—
Balance as of September 30, 2013	$0	$0	$2,167,185	$—	$286,834	$88,196	$2,542,215
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2013	$(11)	$0	$620,885	$—	$93,800	$24,969	$739,643

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 9/30/2013	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks
Consumer Discretionary	$42,688	Acquisition Value	Acquisition Value	$3,628.47 per share
			Discount for Lack of Marketability	20%
	$0	Asset Valuation	Book Value of Equity	0
Industrials	$0	Asset Valuation	Book Value of Equity	0
Materials	$227,201	Acquisition Value	Acquisition Value	$32.25 per share
	$16,945	Market Approach	EV/EBITDA Multiple,	5.70
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	55%
Warrants
Consumer Discretionary	$0	Asset Valuation	Book Value of Equity	0
Materials	$12,289	Black Scholes Option Pricing Model	Implied Volatility	30%
			Discount for Lack of Marketability	20%
	$75,907	Market Approach	EV/EBITDA Multiple	5.70
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	25%
Loan Participations & Assignments
Senior Loans	$0	Market Approach	Evaluated by Management	0
Corporate Bonds
Consumer Discretionary	$0	Asset Valuation	Book Value	0
Financials	$0	Asset Valuation	Book Value	0
Telecommunication Services	$0	Asset Valuation	Book Value	0
Convertible Bonds
Materials	$2,167,185	Convertible Bond Methodology	EV/EBITDA Multiple	5.70
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	25%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability.  A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s fixed income investments include the convertible bond methodology.  A significant change in the EV to EBITDA ratio could have a material change on the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.  Generally, there is an inverse relationship between the EV to EBITDA ratio and the fair value measurement of a fixed income investment.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$511,459	$—
Foreign Exchange Contracts	$—	$(13,825)

Investment Portfolio	as of September 30, 2013 (Unaudited)

DWS Large Cap V alue VIP
	Shares	Value ($)
Common Stocks 97.8%
Consumer Discretionary 8.9%
Automobiles 1.5%
Ford Motor Co.	375,000	6,326,250
Diversified Consumer Services 0.8%
DeVry, Inc. (a)	55,000	1,680,800
H&R Block, Inc.	55,000	1,466,300

		3,147,100
Hotels, Restaurants & Leisure 0.4%
Carnival Corp. (a)	45,000	1,468,800
Household Durables 0.6%
Jarden Corp.*	30,000	1,452,000
MDC Holdings, Inc.	40,000	1,200,400

		2,652,400
Internet & Catalog Retail 0.3%
Expedia, Inc. (a)	25,000	1,294,750
Leisure Equipment & Products 0.5%
Hasbro, Inc. (a)	40,000	1,885,600
Media 3.7%
Comcast Corp. "A"	135,000	6,095,250
Meredith Corp. (a)	27,500	1,309,550
News Corp. "A"*	95,000	1,525,700
Time Warner, Inc.	40,000	2,632,400
Twenty-First Century Fox, Inc.	36,000	1,206,000
Walt Disney Co.	40,000	2,579,600

		15,348,500
Specialty Retail 1.1%
Advance Auto Parts, Inc.	17,500	1,446,900
Lowe's Companies, Inc.	35,000	1,666,350
Staples, Inc. (a)	90,000	1,318,500

		4,431,750
Consumer Staples 9.4%
Beverages 1.7%
Beam, Inc.	25,000	1,616,250
PepsiCo, Inc.	65,000	5,167,500

		6,783,750
Food & Staples Retailing 2.6%
CVS Caremark Corp.	70,000	3,972,500
Sysco Corp. (a)	47,500	1,511,925
Wal-Mart Stores, Inc.	40,000	2,958,400
Walgreen Co.	45,000	2,421,000

		10,863,825
Food Products 1.4%
Ingredion, Inc.	30,000	1,985,100
Kellogg Co. (a)	67,500	3,964,275

		5,949,375
Household Products 2.2%
Procter & Gamble Co.	120,000	9,070,800
Tobacco 1.5%
Altria Group, Inc.	100,000	3,435,000
Philip Morris International, Inc.	30,000	2,597,700

		6,032,700
Energy 13.3%
Energy Equipment & Services 1.3%
Halliburton Co.	55,000	2,648,250
Helmerich & Payne, Inc. (a)	40,000	2,758,000

		5,406,250
Oil, Gas & Consumable Fuels 12.0%
Anadarko Petroleum Corp.	25,000	2,324,750
Apache Corp.	40,000	3,405,600
Canadian Oil Sands Ltd.	125,000	2,422,212
Chevron Corp.	95,000	11,542,500
ConocoPhillips	50,000	3,475,500
Devon Energy Corp.	30,000	1,732,800
Exxon Mobil Corp.	137,500	11,830,500
Hess Corp.	25,000	1,933,500
Marathon Oil Corp.	65,000	2,267,200
Occidental Petroleum Corp.	40,000	3,741,600
Phillips 66	40,000	2,312,800
Suncor Energy, Inc.	65,000	2,325,700

		49,314,662
Financials 22.6%
Capital Markets 3.3%
Ameriprise Financial, Inc.	25,000	2,277,000
Bank of New York Mellon Corp.	70,000	2,113,300
BlackRock, Inc.	7,000	1,894,340
Oaktree Capital Group LLC	35,000	1,832,250
The Goldman Sachs Group, Inc.	33,000	5,220,930

		13,337,820
Commercial Banks 4.3%
Huntington Bancshares, Inc.	125,000	1,032,500
PNC Financial Services Group, Inc.	95,000	6,882,750
U.S. Bancorp.	90,000	3,292,200
Wells Fargo & Co.	150,000	6,198,000

		17,405,450
Consumer Finance 1.3%
Capital One Financial Corp.	80,000	5,499,200
Diversified Financial Services 6.3%
Bank of America Corp.	525,000	7,245,000
Citigroup, Inc.	90,000	4,365,900
JPMorgan Chase & Co.	200,000	10,338,000
Leucadia National Corp.	60,000	1,634,400
The NASDAQ OMX Group, Inc.	67,500	2,166,075

		25,749,375
Insurance 6.5%
ACE Ltd.	20,000	1,871,200
Alleghany Corp.*	5,000	2,048,250
Allstate Corp.	40,000	2,022,000
Aon PLC	25,000	1,861,000
Chubb Corp.	25,000	2,231,500
CNA Financial Corp.	50,000	1,909,000
Fidelity National Financial, Inc. "A"	100,000	2,660,000
HCC Insurance Holdings, Inc.	40,000	1,752,800
PartnerRe Ltd.	25,000	2,288,500
Principal Financial Group, Inc. (a)	45,000	1,926,900
Prudential Financial, Inc.	27,500	2,144,450
The Travelers Companies, Inc.	25,000	2,119,250
Validus Holdings Ltd.	50,000	1,849,000

		26,683,850
Thrifts & Mortgage Finance 0.9%
Home Loan Servicing Solutions Ltd.	50,000	1,100,500
Nationstar Mortgage Holdings, Inc.* (a)	25,000	1,405,750
New York Community Bancorp., Inc. (a)	85,000	1,284,350

		3,790,600
Health Care 14.2%
Biotechnology 0.3%
Amgen, Inc.	12,500	1,399,250
Health Care Equipment & Supplies 2.2%
Becton, Dickinson & Co. (a)	15,000	1,500,300
C.R. Bard, Inc.	20,000	2,304,000
Medtronic, Inc.	50,000	2,662,500
St. Jude Medical, Inc.	45,000	2,413,800

		8,880,600
Health Care Providers & Services 3.3%
Aetna, Inc.	27,500	1,760,550
HCA Holdings, Inc.	40,000	1,710,000
McKesson Corp.	20,000	2,566,000
Owens & Minor, Inc. (a)	35,000	1,210,650
Select Medical Holdings Corp.	150,000	1,210,500
UnitedHealth Group, Inc.	40,000	2,864,400
WellPoint, Inc.	25,000	2,090,250

		13,412,350
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	35,000	1,793,750
Pharmaceuticals 8.0%
Bristol-Myers Squibb Co.	50,000	2,314,000
Eli Lilly & Co.	37,500	1,887,375
Forest Laboratories, Inc.*	25,000	1,069,750
Hospira, Inc.* (a)	30,000	1,176,600
Johnson & Johnson	82,500	7,151,925
Mallinckrodt PLC*	30,000	1,322,700
Merck & Co., Inc.	175,000	8,331,750
Pfizer, Inc.	325,000	9,330,750

		32,584,850
Industrials 7.0%
Aerospace & Defense 2.3%
Exelis, Inc.	110,000	1,728,100
Northrop Grumman Corp.	25,000	2,381,500
Raytheon Co. (a)	70,000	5,394,900

		9,504,500
Commercial Services & Supplies 0.8%
ABM Industries, Inc.	45,000	1,197,900
Republic Services, Inc.	65,000	2,168,400

		3,366,300
Industrial Conglomerates 2.9%
Danaher Corp.	25,000	1,733,000
General Electric Co.	425,000	10,153,250

		11,886,250
Machinery 0.5%
AGCO Corp. (a)	35,000	2,114,700
Road & Rail 0.5%
Norfolk Southern Corp.	25,000	1,933,750
Information Technology 10.7%
Communications Equipment 1.6%
Brocade Communications Systems, Inc.*	200,000	1,610,000
Cisco Systems, Inc.	210,000	4,918,200

		6,528,200
Computers & Peripherals 2.5%
Apple, Inc.	7,000	3,337,250
EMC Corp. (a)	75,000	1,917,000
Hewlett-Packard Co.	65,000	1,363,700
SanDisk Corp.	25,000	1,487,750
Western Digital Corp.	35,000	2,219,000

		10,324,700
Electronic Equipment, Instruments & Components 0.4%
Corning, Inc.	102,500	1,495,475
Internet Software & Services 0.4%
IAC/InterActiveCorp.	25,000	1,366,750
IT Services 1.2%
Booz Allen Hamilton Holding Corp. (a)	65,000	1,255,800
International Business Machines Corp.	12,500	2,314,750
Total System Services, Inc.	50,000	1,471,000

		5,041,550
Office Electronics 0.3%
Xerox Corp.	125,000	1,286,250
Semiconductors & Semiconductor Equipment 2.0%
Broadcom Corp. "A"	50,000	1,300,500
Intel Corp.	100,000	2,292,000
Marvell Technology Group Ltd. (a)	125,000	1,437,500
NVIDIA Corp. (a)	100,000	1,556,000
Texas Instruments, Inc.	40,000	1,610,800

		8,196,800
Software 2.3%
CA, Inc.	50,000	1,483,500
Microsoft Corp.	115,000	3,830,650
Oracle Corp.	90,000	2,985,300
Symantec Corp.	50,000	1,237,500

		9,536,950
Materials 3.4%
Chemicals 1.5%
CF Industries Holdings, Inc.	7,500	1,581,225
LyondellBasell Industries NV "A"	25,000	1,830,750
Praxair, Inc.	12,000	1,442,520
The Mosaic Co.	28,000	1,204,560

		6,059,055
Containers & Packaging 0.4%
Sonoco Products Co.	45,000	1,752,300
Metals & Mining 0.7%
Constellium NV "A"*	75,000	1,455,000
Reliance Steel & Aluminum Co.	20,000	1,465,400

		2,920,400
Paper & Forest Products 0.8%
International Paper Co.	35,000	1,568,000
Schweitzer-Mauduit International, Inc.	25,000	1,513,250

		3,081,250
Telecommunication Services 2.4%
Diversified Telecommunication Services
AT&T, Inc.	250,000	8,455,000
CenturyLink, Inc. (a)	50,000	1,569,000

		10,024,000
Utilities 5.9%
Electric Utilities 3.7%
American Electric Power Co., Inc.	50,000	2,167,500
Duke Energy Corp.	35,000	2,337,300
Exelon Corp.	45,000	1,333,800
FirstEnergy Corp. (a)	55,000	2,004,750
NextEra Energy, Inc.	27,000	2,164,320
Pinnacle West Capital Corp.	30,000	1,642,200
PPL Corp.	50,000	1,519,000
Southern Co.	55,000	2,264,900

		15,433,770
Gas Utilities 0.5%
UGI Corp.	50,000	1,956,500
Independent Power Producers & Energy Traders 0.3%
AES Corp.	90,000	1,196,100
Multi-Utilities 1.4%
Dominion Resources, Inc.	37,500	2,343,000
Public Service Enterprise Group, Inc. (a)	50,000	1,646,500
Wisconsin Energy Corp.	40,000	1,615,200

		5,604,700

Total Common Stocks (Cost $317,872,271)		401,123,857
Securities Lending Collateral 9.0%
Daily Assets Fund Institutional, 0.09% (b) (c) (Cost $36,672,078)	36,672,078	36,672,078
Cash Equivalents 2.1%
Central Cash Management Fund, 0.05% (b) (Cost $8,750,411)	8,750,411	8,750,411

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $363,294,760) †	108.9	446,546,346
Other Assets and Liabilities, Net	(8.9)	(36,408,494)

Net Assets	100.0	410,137,852

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $365,308,781.  At September 30, 2013, net unrealized appreciation for all securities based on tax cost was $81,237,565.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $87,193,893 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,956,328.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2013 amounted to $35,651,184, which is 8.7% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$401,123,857	$—	$—	$401,123,857
Short-Term Investments(d)	45,422,489	—	—	45,422,489
Total	$446,546,346	$—	$—	$446,546,346

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2013 (Unaudited)

DWS Money Market VIP
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 13.2%
Banco del Estado de Chile, 0.27%, 11/14/2013	500,000	500,000
Bank of Nova Scotia, 0.27%, 12/11/2013	800,000	800,031
DNB Bank ASA:
0.19%, 10/3/2013	2,000,000	2,000,000
0.2%, 11/15/2013	1,500,000	1,500,000
0.23%, 11/20/2013	2,000,000	2,000,000
DZ Bank AG, 0.19%, 10/1/2013	2,000,000	2,000,000
Industrial & Commercial Bank of China:
0.33%, 10/16/2013	3,000,000	3,000,000
0.33%, 10/17/2013	1,500,000	1,500,000
International Business Machines Corp., 1.25%, 5/12/2014	500,000	502,981
Kreditanstalt Fuer Wiederaufbau, 0.22%, 4/11/2014	1,000,000	999,804
Mitsubishi UFJ Trust & Banking Corp., 0.22%, 10/25/2013	1,000,000	1,000,000
Mizuho Bank Ltd.:
0.21%, 11/12/2013	1,000,000	1,000,000
0.21%, 12/13/2013	1,000,000	1,000,000
0.22%, 10/11/2013	1,000,000	1,000,000
Nordea Bank Finland PLC, 0.25%, 1/6/2014	1,500,000	1,500,000
Norinchukin Bank:
0.23%, 10/11/2013	1,000,000	1,000,000
0.23%, 11/12/2013	1,000,000	1,000,000
Rabobank Nederland NV, 0.405%, 1/8/2014	1,000,000	1,000,370
Sumitomo Mitsui Banking Corp., 0.22%, 12/6/2013	1,000,000	1,000,000

Total Certificates of Deposit and Bank Notes (Cost $24,303,186)		24,303,186
Commercial Paper 45.2%
Issued at Discount ** 40.8%
Albion Capital Corp. SA, 0.16%, 10/15/2013	1,500,000	1,499,907
Antalis U.S. Funding Corp., 144A, 0.2%, 11/1/2013	1,000,000	999,828
ASB Finance Ltd., 0.25%, 12/17/2013	1,500,000	1,499,198
Bedford Row Funding Corp.:
144A, 0.3%, 4/22/2014	500,000	499,154
144A, 0.39%, 10/21/2013	400,000	399,913
144A, 0.42%, 1/3/2014	400,000	399,561
Caisse Centrale Desjardins:
0.19%, 11/1/2013	1,000,000	999,836
0.205%, 11/18/2013	2,000,000	1,999,453
0.23%, 12/17/2013	1,000,000	999,508
Caisse des Depots et Consignations:
144A, 0.255%, 12/13/2013	1,200,000	1,199,380
144A, 0.275%, 10/9/2013	500,000	499,969
Carnival Corp., 0.27%, 10/7/2013	500,000	499,978
Collateralized Commercial Paper Co., LLC, 0.22%, 12/4/2013	1,500,000	1,499,413
Collateralized Commercial Paper II Co., LLC, 144A, 0.22%, 11/8/2013	1,000,000	999,768
Consolidated Edison Co. of New York, Inc., 0.23%, 10/7/2013	500,000	499,981
DBS Bank Ltd.:
0.235%, 3/11/2014	1,000,000	998,949
144A, 0.26%, 10/4/2013	500,000	499,989
Dexia Credit Local:
0.35%, 12/2/2013	800,000	799,518
0.35%, 12/3/2013	1,000,000	999,388
Diageo Capital PLC, 0.2%, 10/9/2013	500,000	499,978
DNB Bank ASA:
0.235%, 12/9/2013	1,500,000	1,499,324
0.24%, 3/5/2014	800,000	799,173
Erste Abwicklungsanstalt:
0.17%, 12/4/2013	5,000,000	4,998,489
0.18%, 12/23/2013	3,000,000	2,998,755
0.2%, 10/30/2013	1,000,000	999,839
General Electric Capital Corp.:
0.23%, 3/4/2014	1,500,000	1,498,524
0.24%, 1/8/2014	800,000	799,472
0.24%, 1/14/2014	1,000,000	999,300
Hannover Funding Co., LLC:
0.22%, 10/28/2013	3,000,000	2,999,505
0.23%, 10/28/2013	3,000,000	2,999,483
Hewlett-Packard Co., 0.45%, 10/28/2013	750,000	749,747
Kells Funding LLC:
144A, 0.23%, 2/19/2014	500,000	499,550
144A, 0.25%, 10/3/2013	500,000	499,993
LMA Americas LLC, 144A, 0.18%, 10/1/2013	2,500,000	2,500,000
MetLife Short Term Funding LLC:
144A, 0.24%, 2/27/2014	500,000	499,503
144A, 0.25%, 2/3/2014	600,000	599,479
Nederlandse Waterschapsbank NV, 0.2%, 10/7/2013	2,000,000	1,999,933
Nestle Finance International Ltd., 0.07%, 10/9/2013	1,000,000	999,985
Nieuw Amsterdam Receivables Corp., 144A, 0.17%, 11/15/2013	1,000,000	999,788
Nordea North America, Inc., 0.24%, 11/8/2013	800,000	799,797
Oversea-Chinese Banking Corp., Ltd., 0.25%, 3/5/2014	1,000,000	998,945
Scaldis Capital LLC:
0.17%, 11/8/2013	3,500,000	3,499,372
0.185%, 11/4/2013	1,500,000	1,499,738
0.22%, 11/15/2013	1,200,000	1,199,670
Skandinaviska Enskilda Banken AB, 0.235%, 10/3/2013	1,500,000	1,499,980
Standard Chartered Bank:
0.22%, 11/4/2013	1,000,000	999,792
0.24%, 11/18/2013	2,250,000	2,249,280
0.24%, 11/21/2013	1,500,000	1,499,490
0.26%, 2/4/2014	1,000,000	999,090
Svenska Handelsbanken AB, 0.21%, 11/7/2013	1,000,000	999,784
Swedbank AB:
0.23%, 11/4/2013	1,500,000	1,499,674
0.23%, 11/5/2013	1,500,000	1,499,665
Sydney Capital Corp., 144A, 0.26%, 11/26/2013	3,000,000	2,998,787
Versailles Commercial Paper LLC, 144A, 0.17%, 10/1/2013	2,000,000	2,000,000
Victory Receivables Corp., 144A, 0.18%, 11/12/2013	1,000,000	999,790
Working Capital Management Co., 144A, 0.19%, 10/3/2013	1,500,000	1,499,984

		74,975,349
Issued at Par* 4.4%
ASB Finance Ltd., 144A, 0.271% , 6/11/2014	1,000,000	1,000,000
Atlantic Asset Securitization LLC:
144A, 0.209% , 2/27/2014	500,000	500,000
144A, 0.211% , 2/11/2014	1,000,000	999,969
Australia & New Zealand Banking Group Ltd., 144A, 0.3% , 12/6/2013	1,000,000	1,000,000
BNZ International Funding Ltd., 144A, 0.344% , 10/23/2013	500,000	500,000
Kells Funding LLC:
144A, 0.212% , 2/3/2014	1,500,000	1,500,000
144A, 0.241% , 11/12/2013	1,000,000	1,000,000
Nederlandse Waterschapsbank NV, 144A, 0.303% , 8/15/2014	800,000	800,000
Westpac Banking Corp., 144A, 0.3% , 11/29/2013	750,000	750,000

		8,049,969

Total Commercial Paper (Cost $83,025,318)		83,025,318
Short-Term Notes * 10.5%
Australia & New Zealand Banking Group Ltd., 144A, 0.326%, 5/12/2014	800,000	800,000
Bank of Nova Scotia:
0.25%, 1/10/2014	1,000,000	1,000,000
0.26%, 9/3/2014	1,000,000	1,000,000
0.319%, 7/24/2014	1,000,000	1,000,000
Canadian Imperial Bank of Commerce, 0.28%, 5/16/2014	1,800,000	1,800,000
Commonwealth Bank of Australia, 144A, 0.24%, 6/11/2014	1,000,000	1,000,000
JPMorgan Chase Bank NA, 0.346%, 4/22/2019	1,000,000	1,000,000
Kommunalbanken AS, 144A, 0.15%, 2/26/2014	1,500,000	1,500,000
Rabobank Nederland NV:
0.251%, 6/12/2014	1,500,000	1,500,000
0.301%, 5/8/2014	500,000	500,000
0.304%, 7/23/2014	1,000,000	1,000,000
0.335%, 1/27/2014	1,500,000	1,500,000
Royal Bank of Canada, 0.3%, 2/28/2014	1,000,000	1,000,000
Svensk Exportkredit AB, 144A, 0.17%, 6/17/2014	2,000,000	2,000,000
Wells Fargo Bank NA, 0.25%, 9/9/2014	1,000,000	1,000,000
Westpac Banking Corp.:
0.271%, 5/9/2014	750,000	750,000
0.3%, 11/15/2013	1,000,000	1,000,000

Total Short-Term Notes (Cost $19,350,000)		19,350,000
Time Deposits 12.0%
Citibank NA, 0.09%, 10/1/2013	9,000,000	9,000,000
Credit Agricole Corporate & Investment Bank, 0.03%, 10/1/2013	9,000,000	9,000,000
Fortis Bank SA, 0.01%, 10/1/2013	4,000,000	4,000,000

Total Time Deposits (Cost $22,000,000)		22,000,000
Government & Agency Obligations 8.1%
Other Government Related (a) 0.3%
European Investment Bank, 3.0%, 4/8/2014	500,000	507,054
U.S. Government Sponsored Agencies 5.0%
Federal Farm Credit Bank, 0.22% *, 10/29/2014	500,000	500,083
Federal Home Loan Bank:
0.125%, 3/27/2014	750,000	749,793
0.14% *, 11/8/2013	500,000	499,979
0.18%, 3/7/2014	500,000	499,989
Federal Home Loan Mortgage Corp.:
0.099% **, 12/17/2013	1,000,000	999,786
0.099% **, 12/20/2013	2,000,000	1,999,555
0.108% **, 11/19/2013	750,000	749,888
0.109% **, 1/22/2014	1,500,000	1,499,482
0.11% **, 3/19/2014	1,000,000	999,484
Federal National Mortgage Association, 0.139% **, 6/2/2014	800,000	799,241

		9,297,280
U.S. Treasury Obligations 2.8%
U.S. Treasury Notes:
0.5%, 11/15/2013	500,000	500,213
0.5%, 8/15/2014	2,000,000	2,006,101
2.25%, 5/31/2014	600,000	608,309
2.625%, 7/31/2014	1,000,000	1,020,484
4.0%, 2/15/2014	1,000,000	1,014,313

		5,149,420

Total Government & Agency Obligations (Cost $14,953,754)		14,953,754
Repurchase Agreements 11.3%
JPMorgan Securities, Inc., 0.4%, dated 3/18/2013, to be repurchased at $2,510,220 on 3/18/2014 (b)	2,500,000	2,500,000
Merrill Lynch & Co., Inc., 0.03%, dated 9/30/2013, to be repurchased at $11,169,886 on 10/1/2013 (c)	11,169,877	11,169,877
Merrill Lynch & Co., Inc., 0.04%, dated 9/30/2013, to be repurchased at $6,000,007 on 10/1/2013 (d)	6,000,000	6,000,000
The Toronto-Dominion Bank, 0.05%, dated 9/25/2013, to be repurchased at $1,000,010 on 10/2/2013 (e)	1,000,000	1,000,000

Total Repurchase Agreements (Cost $20,669,877)		20,669,877
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $184,302,135) †	100.3	184,302,135
Other Assets and Liabilities, Net	(0.3)	(625,384)

Net Assets	100.0	183,676,751

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2013.

**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $184,302,135.
(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	Collateralized by $2,770,000 National Collegiate Student Loan Trust, 0.489%, maturing on 11/27/2028 with a value of $2,600,872.
(c)	Collateralized by $11,506,000 U.S. Treasury Note, 1.0%, maturing on 5/31/2018 with a value of $11,393,337.
(d)	Collateralized by $6,180,600 U.S. Treasury Note, 1.0%, maturing on 5/31/2018 with a value of $6,120,082.
(e)	Collateralized by $956,000 U.S. Treasury Note, 2.75%, maturing on 2/15/2019 with a value of $1,020,082.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(f)	$—	$163,632,258	$—	$163,632,258
Repurchase Agreements	—	20,669,877	—	20,669,877
Total	$—	$184,302,135	$—	$184,302,135

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.
(f)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2013 (Unaudited)

DWS Small Mid Cap Growth VIP
	Shares	Value ($)
Common Stocks 97.8%
Consumer Discretionary 19.7%
Auto Components 1.7%
BorgWarner, Inc.	13,210	1,339,362
Tenneco, Inc.*	33,896	1,711,748

		3,051,110
Diversified Consumer Services 0.7%
Outerwall, Inc.* (a)	24,208	1,210,158
Hotels, Restaurants & Leisure 2.7%
Jack in the Box, Inc.*	32,954	1,318,160
Life Time Fitness, Inc.* (a)	23,969	1,233,684
Panera Bread Co. "A"*	13,320	2,111,620

		4,663,464
Household Durables 2.3%
Jarden Corp.*	52,967	2,563,603
Ryland Group, Inc. (a)	37,901	1,536,506

		4,100,109
Leisure Equipment & Products 1.5%
Polaris Industries, Inc. (a)	20,082	2,594,193
Media 1.1%
Cinemark Holdings, Inc.	60,872	1,932,077
Specialty Retail 6.5%
Advance Auto Parts, Inc.	12,708	1,050,697
Ascena Retail Group, Inc.* (a)	77,063	1,535,866
Children's Place Retail Stores, Inc.*	25,492	1,474,967
DSW, Inc. "A"	21,892	1,867,826
PetSmart, Inc. (a)	24,839	1,894,222
Ulta Salon, Cosmetics & Fragrance, Inc.* (a)	21,047	2,514,275
Urban Outfitters, Inc.*	26,516	974,993

		11,312,846
Textiles, Apparel & Luxury Goods 3.2%
Carter's, Inc. (a)	22,171	1,682,557
Deckers Outdoor Corp.* (a)	18,848	1,242,460
Hanesbrands, Inc.	41,719	2,599,511

		5,524,528
Consumer Staples 5.2%
Food & Staples Retailing 2.6%
Susser Holdings Corp.* (a)	23,213	1,233,771
The Fresh Market, Inc.* (a)	28,724	1,358,932
United Natural Foods, Inc.* (a)	29,191	1,962,219

		4,554,922
Food Products 1.5%
Green Mountain Coffee Roasters, Inc.* (a)	14,444	1,088,066
Hain Celestial Group, Inc.* (a)	20,390	1,572,477

		2,660,543
Household Products 1.1%
Church & Dwight Co., Inc.	30,129	1,809,247
Energy 5.3%
Energy Equipment & Services 3.1%
Dresser-Rand Group, Inc.*	23,982	1,496,477
Dril-Quip, Inc.*	13,878	1,592,500
Helix Energy Solutions Group, Inc.*	52,486	1,331,570
Hornbeck Offshore Services, Inc.* (a)	16,445	944,601

		5,365,148
Oil, Gas & Consumable Fuels 2.2%
Oasis Petroleum, Inc.*	27,149	1,333,831
Rosetta Resources, Inc.*	31,037	1,690,275
Western Refining, Inc. (a)	29,357	881,884

		3,905,990
Financials 9.9%
Capital Markets 3.6%
Affiliated Managers Group, Inc.*	7,911	1,444,865
Financial Engines, Inc. (a)	31,905	1,896,433
Lazard Ltd. "A"	39,209	1,412,308
Oaktree Capital Group LLC	29,290	1,533,332

		6,286,938
Commercial Banks 1.2%
Signature Bank* (a)	22,258	2,037,052
Consumer Finance 2.8%
DFC Global Corp.*	68,792	756,024
Encore Capital Group, Inc.* (a)	34,670	1,589,966
Portfolio Recovery Associates, Inc.* (a)	41,853	2,508,669

		4,854,659
Real Estate Management & Development 0.9%
CBRE Group, Inc. "A"*	69,709	1,612,369
Thrifts & Mortgage Finance 1.4%
Ocwen Financial Corp.*	44,218	2,466,038
Health Care 15.1%
Biotechnology 4.2%
Alkermes PLC*	43,550	1,464,151
Cubist Pharmaceuticals, Inc.* (a)	13,581	863,072
Ligand Pharmaceuticals, Inc. "B"*	35,457	1,534,579
Momenta Pharmaceuticals, Inc.* (a)	109,236	1,571,906
Pharmacyclics, Inc.*	7,618	1,054,484
Synta Pharmaceuticals Corp.*	127,517	804,632

		7,292,824
Health Care Equipment & Supplies 4.7%
Analogic Corp.	24,914	2,058,893
ArthroCare Corp.* (a)	47,099	1,675,782
HeartWare International, Inc.*	15,996	1,171,067
SurModics, Inc.*	69,874	1,661,604
Thoratec Corp.*	41,818	1,559,393

		8,126,739
Health Care Providers & Services 3.1%
Catamaran Corp.*	27,305	1,254,665
Centene Corp.*	25,382	1,623,433
ExamWorks Group, Inc.* (a)	65,754	1,708,946
Team Health Holdings, Inc.*	23,036	873,986

		5,461,030
Pharmaceuticals 3.1%
Pacira Pharmaceuticals, Inc.*	80,374	3,865,186
Questcor Pharmaceuticals, Inc. (a)	27,117	1,572,786

		5,437,972
Industrials 15.8%
Aerospace & Defense 1.4%
BE Aerospace, Inc.*	32,977	2,434,362
Building Products 0.9%
Fortune Brands Home & Security, Inc.	38,719	1,611,872
Commercial Services & Supplies 1.8%
Interface, Inc. (a)	97,577	1,935,928
Team, Inc.*	32,034	1,273,351

		3,209,279
Electrical Equipment 2.4%
AZZ, Inc.	46,104	1,929,914
Thermon Group Holdings, Inc.* (a)	93,481	2,160,346

		4,090,260
Machinery 6.1%
Altra Holdings, Inc.	43,378	1,167,302
Chart Industries, Inc.* (a)	22,688	2,791,532
Joy Global, Inc. (a)	15,425	787,292
Manitowoc Co., Inc. (a)	113,795	2,228,106
Valmont Industries, Inc. (a)	8,819	1,225,047
WABCO Holdings, Inc.*	28,265	2,381,609

		10,580,888
Road & Rail 1.2%
Swift Transportation Co.* (a)	104,742	2,114,741
Trading Companies & Distributors 2.0%
Applied Industrial Technologies, Inc.	19,819	1,020,678
United Rentals, Inc.* (a)	43,427	2,531,360

		3,552,038
Information Technology 21.2%
Communications Equipment 1.7%
Finisar Corp.*	54,248	1,227,632
Harris Corp.	29,358	1,740,930

		2,968,562
Computers & Peripherals 1.2%
Western Digital Corp.	32,669	2,071,215
Electronic Equipment, Instruments & Components 1.8%
Cognex Corp. (a)	52,092	1,633,605
IPG Photonics Corp. (a)	24,927	1,403,639

		3,037,244
Internet Software & Services 1.9%
CoStar Group, Inc.*	14,581	2,448,150
IAC/InterActiveCorp.	17,074	933,435

		3,381,585
IT Services 4.0%
Cardtronics, Inc.*	61,142	2,268,368
MAXIMUS, Inc.	46,798	2,107,782
VeriFone Systems, Inc.*	77,246	1,765,843
Virtusa Corp.*	31,080	903,185

		7,045,178
Semiconductors & Semiconductor Equipment 1.4%
Advanced Energy Industries, Inc.*	63,001	1,103,778
RF Micro Devices, Inc.*	227,858	1,285,119

		2,388,897
Software 9.2%
Aspen Technology, Inc.*	47,703	1,648,139
Bottomline Technologies de, Inc.* (a)	50,092	1,396,565
Concur Technologies, Inc.* (a)	18,117	2,001,928
Covisint Corp.*	7,774	99,429
FireEye, Inc.*	87	3,613
Imperva, Inc.*	29,662	1,246,397
MICROS Systems, Inc.* (a)	23,338	1,165,500
NQ Mobile, Inc. (ADR)* (a)	58,290	1,270,139
PTC, Inc.*	57,732	1,641,321
Qlik Technologies, Inc.* (a)	40,999	1,403,806
Tyler Technologies, Inc.* (a)	23,014	2,013,035
Ultimate Software Group, Inc.*	15,198	2,240,185

		16,130,057
Materials 3.9%
Chemicals 1.1%
Westlake Chemical Corp.	18,493	1,935,477
Construction Materials 1.1%
Eagle Materials, Inc.	27,169	1,971,111
Containers & Packaging 1.2%
Crown Holdings, Inc.*	50,677	2,142,624
Metals & Mining 0.5%
Haynes International, Inc.	17,894	811,135
Telecommunication Services 1.7%
Diversified Telecommunication Services 0.7%
inContact, Inc.*	154,651	1,278,964
Wireless Telecommunication Services 1.0%
SBA Communications Corp. "A"* (a)	22,341	1,797,557

Total Common Stocks (Cost $119,593,324)		170,813,002
Exchange-Traded Fund 0.6%
SPDR S&P Biotech (a) (Cost $728,338)	7,865	1,015,843
Securities Lending Collateral 33.0%
Daily Assets Fund Institutional, 0.09% (b) (c) (Cost $57,689,087)	57,689,087	57,689,087
Cash Equivalents 2.1%
Central Cash Management Fund, 0.05% (b) (Cost $3,632,524)	3,632,524	3,632,524

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $181,643,273) †	133.5	233,150,456
Other Assets and Liabilities, Net	(33.5)	(58,523,925)

Net Assets	100.0	174,626,531

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $182,095,682.  At September 30, 2013, net unrealized appreciation for all securities based on tax cost was $51,054,774.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $54,039,247 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,984,473.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2013 amounted to $56,236,873, which is 32.2% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$170,813,002	$—	$—	$170,813,002
Exchange- Traded Fund	1,015,843	—	—	1,015,843
Short-Term Investments(d)	61,321,611	—	—	61,321,611
Total	$233,150,456	$—	$—	$233,150,456

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2013 (Unaudited)

DWS Small Mid Cap Value VIP
	Shares	Value ($)
Common Stocks 97.0%
Consumer Discretionary 11.8%
Auto Components 2.4%
Visteon Corp.*	76,390	5,778,140
Hotels, Restaurants & Leisure 2.1%
The Wendy's Co.	584,398	4,955,695
Household Durables 2.8%
Newell Rubbermaid, Inc.	245,170	6,742,175
Media 1.4%
Scripps Networks Interactive, Inc. "A"	44,420	3,469,646
Textiles, Apparel & Luxury Goods 3.1%
Hanesbrands, Inc.	117,630	7,329,525
Consumer Staples 2.3%
Food Products
Ingredion, Inc.	85,280	5,642,978
Energy 4.4%
Energy Equipment & Services 1.3%
Superior Energy Services, Inc.*	124,276	3,111,871
Oil, Gas & Consumable Fuels 3.1%
Pioneer Natural Resources Co.	19,540	3,689,152
QEP Resources, Inc.	140,350	3,886,291

		7,575,443
Financials 15.3%
Capital Markets 2.0%
Lazard Ltd. "A"	129,690	4,671,434
Insurance 10.7%
Arch Capital Group Ltd.*	90,610	4,904,719
Axis Capital Holdings Ltd.	68,814	2,980,334
CNO Financial Group, Inc.	634,250	9,133,200
PartnerRe Ltd.	46,190	4,228,233
Reinsurance Group of America, Inc.	67,510	4,522,495

		25,768,981
Real Estate Investment Trusts 1.3%
Plum Creek Timber Co., Inc. (REIT)	65,730	3,078,136
Thrifts & Mortgage Finance 1.3%
Ocwen Financial Corp.*	56,850	3,170,524
Health Care 10.9%
Health Care Equipment & Supplies 1.6%
CareFusion Corp.*	104,820	3,867,858
Health Care Providers & Services 5.1%
HealthSouth Corp.	186,540	6,431,899
Omnicare, Inc.	106,600	5,916,300

		12,348,199
Life Sciences Tools & Services 1.7%
PerkinElmer, Inc.	110,992	4,189,948
Pharmaceuticals 2.5%
Actavis, Inc.*	40,860	5,883,840
Industrials 23.9%
Aerospace & Defense 2.6%
Curtiss-Wright Corp.	53,300	2,502,968
Triumph Group, Inc.	53,300	3,742,726

		6,245,694
Building Products 1.0%
Armstrong World Industries, Inc.*	44,420	2,441,323
Commercial Services & Supplies 3.3%
ADT Corp.	95,940	3,900,921
Covanta Holding Corp.	186,540	3,988,225

		7,889,146
Electrical Equipment 3.2%
The Babcock & Wilcox Co.	227,410	7,668,265
Machinery 6.4%
Harsco Corp.	88,806	2,211,270
ITT Corp.	85,280	3,065,816
Snap-on, Inc.	39,090	3,889,455
Stanley Black & Decker, Inc.	39,090	3,540,381
Xylem, Inc.	95,940	2,679,604

		15,386,526
Marine 2.9%
Kirby Corp.*	81,720	7,072,866
Professional Services 1.6%
Verisk Analytics, Inc. "A"*	58,630	3,808,605
Trading Companies & Distributors 2.9%
AerCap Holdings NV*	360,650	7,018,249
Information Technology 14.9%
Communications Equipment 1.4%
Juniper Networks, Inc.*	170,550	3,387,123
Electronic Equipment, Instruments & Components 4.4%
Belden, Inc.	106,600	6,827,730
Dolby Laboratories, Inc. "A"	106,600	3,678,766

		10,506,496
IT Services 6.4%
Amdocs Ltd.	83,443	3,057,352
Global Payments, Inc.	65,730	3,357,488
MAXIMUS, Inc.	117,260	5,281,391
NeuStar, Inc. "A"*	72,840	3,604,123

		15,300,354
Office Electronics 1.0%
Zebra Technologies Corp. "A"*	54,513	2,481,977
Software 1.7%
ACI Worldwide, Inc.*	74,620	4,033,957
Materials 8.3%
Chemicals 4.3%
Ashland, Inc.	71,060	6,571,629
Cytec Industries, Inc.	46,465	3,780,392

		10,352,021
Containers & Packaging 4.0%
Rock-Tenn Co. "A"	44,375	4,493,856
Sealed Air Corp.	184,770	5,023,897

		9,517,753
Utilities 5.2%
Electric Utilities 1.9%
Northeast Utilities	108,370	4,470,262
Gas Utilities 1.9%
UGI Corp.	117,260	4,588,384
Multi-Utilities 1.4%
CMS Energy Corp.	129,690	3,413,441

Total Common Stocks (Cost $217,049,758)		233,166,835
Cash Equivalents 3.1%
Central Cash Management Fund, 0.05% (a) (Cost $7,510,984)	7,510,984	7,510,984

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $224,560,742) †	100.1	240,677,819
Other Assets and Liabilities, Net	(0.1)	(346,744)

Net Assets	100.0	240,331,075

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $224,900,348.  At September 30, 2013, net unrealized appreciation for all securities based on tax cost was $15,777,471.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,729,157 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $951,686.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(b)	$233,166,835	$—	$—	$233,166,835
Short-Term Investments	7,510,984	—	—	7,510,984
Total	$240,677,819	$—	$—	$240,677,819

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.
(b)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2013 (Unaudited)

DWS Unconstrianed Income VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 54.3%
Consumer Discretionary 7.6%
AMC Networks, Inc., 7.75%, 7/15/2021		15,000	16,688
AmeriGas Finance LLC:
6.75%, 5/20/2020		70,000	74,375
7.0%, 5/20/2022		60,000	62,400
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		85,000	93,712
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		45,000	47,587
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		50,000	49,000
Avis Budget Car Rental LLC:
5.5%, 4/1/2023		30,000	27,750
8.25%, 1/15/2019		95,000	103,075
BC Mountain LLC, 144A, 7.0%, 2/1/2021		30,000	29,775
Block Communications, Inc., 144A, 7.25%, 2/1/2020		65,000	68,250
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		25,000	27,125
British Sky Broadcasting Group PLC, 144A, 3.125%, 11/26/2022		90,000	83,118
Cablevision Systems Corp., 8.0%, 4/15/2020 (b)		10,000	11,150
Caesar's Entertainment Operating Co., Inc., 8.5%, 2/15/2020		120,000	110,400
CCO Holdings LLC:
6.5%, 4/30/2021		120,000	121,800
6.625%, 1/31/2022		70,000	71,050
7.0%, 1/15/2019		20,000	21,175
7.25%, 10/30/2017		90,000	95,287
7.375%, 6/1/2020		10,000	10,800
8.125%, 4/30/2020		25,000	27,188
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		35,000	35,000
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		105,000	98,962
144A, 6.375%, 9/15/2020		160,000	163,200
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		25,000	25,188
Clear Channel Communications, Inc., 11.25%, 3/1/2021		40,000	41,300
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		15,000	15,225
Series A, 7.625%, 3/15/2020		20,000	20,500
Series B, 7.625%, 3/15/2020		185,000	191,012
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		5,000	4,775
Columbus International, Inc., 144A, 11.5%, 11/20/2014		100,000	107,500
Cox Communications, Inc., 144A, 3.25%, 12/15/2022		60,000	53,281
Crown Media Holdings, Inc., 10.5%, 7/15/2019		55,000	61,462
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		65,000	67,437
Delphi Corp., 5.0%, 2/15/2023		40,000	41,300
DISH DBS Corp.:
4.25%, 4/1/2018		40,000	40,050
5.0%, 3/15/2023 (b)		50,000	46,375
6.625%, 10/1/2014		65,000	68,250
6.75%, 6/1/2021		10,000	10,513
7.125%, 2/1/2016		155,000	170,306
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		65,000	0
Ford Motor Credit Co., LLC, 3.984%, 6/15/2016		145,000	153,213
General Motors Co.:
144A, 4.875%, 10/2/2023		155,000	151,512
144A, 6.25%, 10/2/2043		40,000	39,400
General Motors Financial Co., Inc., 144A, 3.25%, 5/15/2018		15,000	14,588
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		65,000	48,750
Harron Communications LP, 144A, 9.125%, 4/1/2020		60,000	66,000
Hertz Corp.:
144A, 4.25%, 4/1/2018		25,000	24,563
6.75%, 4/15/2019		50,000	52,875
7.5%, 10/15/2018		155,000	167,012
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		20,000	20,550
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		70,000	71,925
L Brands, Inc., 7.0%, 5/1/2020		20,000	22,100
Libbey Glass, Inc., 6.875%, 5/15/2020		18,000	19,170
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		50,000	52,187
LKQ Corp., 144A, 4.75%, 5/15/2023		40,000	37,100
Marriott International, Inc., 3.375%, 10/15/2020		110,000	109,641
Mattel, Inc., 5.45%, 11/1/2041		141,400	142,972
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		20,000	20,250
Mediacom Broadband LLC, 6.375%, 4/1/2023		65,000	65,000
Mediacom LLC:
7.25%, 2/15/2022		20,000	20,900
9.125%, 8/15/2019		30,000	32,775
MGM Resorts International:
6.75%, 10/1/2020 (b)		25,000	26,250
7.625%, 1/15/2017		100,000	111,750
8.625%, 2/1/2019		140,000	161,000
Midcontinent Communications & Midcontinent Finance Corp., 144A, 6.25%, 8/1/2021		30,000	30,150
National CineMedia LLC:
6.0%, 4/15/2022		35,000	35,700
7.875%, 7/15/2021		45,000	49,050
News America, Inc., 144A, 4.0%, 10/1/2023		30,000	30,031
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		50,000	50,875
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		20,000	20,300
PNK Finance Corp., 144A, 6.375%, 8/1/2021		35,000	35,700
Quebecor Media, Inc., 5.75%, 1/15/2023		30,000	28,275
RCI Banque SA, 144A, 3.5%, 4/3/2018		200,000	203,424
Regal Entertainment Group, 9.125%, 8/15/2018		21,000	23,205
Rent-A-Center, Inc., 144A, 4.75%, 5/1/2021		20,000	18,600
Sabre Holdings Corp., 8.35%, 3/15/2016		55,000	59,950
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		15,000	14,400
Seminole Indian Tribe of Florida, Inc.:
144A, 7.75%, 10/1/2017		40,000	42,450
144A, 7.804%, 10/1/2020		70,000	74,900
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		35,000	36,838
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		30,000	30,263
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		35,000	34,300
Starz LLC, 5.0%, 9/15/2019		25,000	24,750
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		40,000	37,300
Travelport LLC, 144A, 13.875%, 3/1/2016 (PIK)		6,750	7,020
UCI International, Inc., 8.625%, 2/15/2019		20,000	20,400
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		10,000	10,700
144A, 7.875%, 11/1/2020		25,000	27,344
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		30,000	33,225
Visteon Corp., 6.75%, 4/15/2019		28,000	29,750

			5,053,724
Consumer Staples 3.9%
Agrokor DD, 144A, 8.875%, 2/1/2020		250,000	265,625
Alicorp SAA, 144A, 3.875%, 3/20/2023		250,000	221,250
Altria Group, Inc., 9.95%, 11/10/2038		145,000	216,453
B&G Foods, Inc., 4.625%, 6/1/2021		35,000	33,425
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		25,000	26,563
Constellation Brands, Inc.:
3.75%, 5/1/2021		15,000	13,856
6.0%, 5/1/2022		15,000	15,975
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		100,000	109,125
Del Monte Corp., 7.625%, 2/15/2019		80,000	83,000
Delhaize Group SA, 4.125%, 4/10/2019		140,000	146,002
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		85,000	91,800
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		80,000	79,200
144A, 8.25%, 2/1/2020		25,000	26,313
Marfrig Holding Europe BV, 144A, 11.25%, 9/20/2021		200,000	197,000
MHP SA, 144A, 8.25%, 4/2/2020		200,000	159,040
Mriya Agro Holding PLC, 144A, 9.45%, 4/19/2018		200,000	164,040
NBTY, Inc., 9.0%, 10/1/2018		25,000	27,438
Pilgrim's Pride Corp., 7.875%, 12/15/2018		45,000	48,937
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		65,000	65,244
6.875%, 2/15/2021		100,000	106,750
7.125%, 4/15/2019		100,000	106,250
Smithfield Foods, Inc.:
6.625%, 8/15/2022		30,000	30,937
7.75%, 7/1/2017		140,000	159,250
Sun Products Corp., 144A, 7.75%, 3/15/2021		50,000	46,000
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		145,000	153,700

			2,593,173
Energy 7.5%
Access Midstream Partners LP:
4.875%, 5/15/2023		15,000	14,100
5.875%, 4/15/2021		20,000	20,550
6.125%, 7/15/2022		55,000	56,513
Afren PLC, 144A, 10.25%, 4/8/2019		200,000	229,000
Antero Resources Finance Corp.:
7.25%, 8/1/2019		50,000	52,750
9.375%, 12/1/2017		30,000	31,725
Arch Coal, Inc., 7.0%, 6/15/2019 (b)		20,000	15,500
Berry Petroleum Co.:
6.375%, 9/15/2022		30,000	30,150
6.75%, 11/1/2020		120,000	122,100
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		30,000	29,925
8.625%, 10/15/2020		35,000	36,925
Chaparral Energy, Inc., 7.625%, 11/15/2022		20,000	20,300
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019		25,000	25,438
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		105,000	115,237
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		65,000	68,250
Crosstex Energy LP:
7.125%, 6/1/2022		15,000	15,450
8.875%, 2/15/2018		55,000	58,438
DCP Midstream Operating LP, 3.875%, 3/15/2023		100,000	90,992
Denbury Resources, Inc., 4.625%, 7/15/2023		90,000	82,350
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		75,000	79,500
EDC Finance Ltd., 144A, 4.875%, 4/17/2020		200,000	191,000
El Paso LLC, 7.25%, 6/1/2018		55,000	61,685
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		45,000	44,550
Energy Transfer Partners LP, 4.15%, 10/1/2020		80,000	82,217
EP Energy LLC:
6.875%, 5/1/2019		60,000	64,050
7.75%, 9/1/2022		25,000	27,125
9.375%, 5/1/2020		25,000	28,125
EPE Holdings LLC, 144A, 8.875%, 12/15/2017 (PIK)		57,358	59,867
EV Energy Partners LP, 8.0%, 4/15/2019		140,000	140,000
FMC Technologies, Inc., 3.45%, 10/1/2022		40,000	38,360
Frontier Oil Corp., 6.875%, 11/15/2018		55,000	59,125
Global Geophysical Services, Inc., 10.5%, 5/1/2017		80,000	66,800
Halcon Resources Corp.:
8.875%, 5/15/2021		85,000	87,125
9.75%, 7/15/2020		50,000	52,875
Holly Energy Partners LP:
6.5%, 3/1/2020		20,000	20,600
8.25%, 3/15/2018		55,000	58,163
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021 (b)		60,000	58,950
Linn Energy LLC:
6.5%, 5/15/2019		15,000	14,400
144A, Step-up Coupon, 6.75% to 10/5/2013, 7.0% to 11/1/2019		110,000	103,675
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		110,000	107,800
144A, 6.5%, 3/15/2021		40,000	40,300
144A, 7.0%, 3/31/2024 (c)		115,000	115,719
Midstates Petroleum Co., Inc.:
144A, 9.25%, 6/1/2021		70,000	69,125
144A, 10.75%, 10/1/2020		35,000	36,750
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		40,000	39,800
Murray Energy Corp., 144A, 8.625%, 6/15/2021		5,000	5,013
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		90,000	90,225
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		25,000	26,375
144A, 6.875%, 3/15/2022		60,000	63,300
6.875%, 1/15/2023		25,000	26,500
7.25%, 2/1/2019		40,000	42,400
Odebrecht Drilling Norbe VIII/IX Ltd., 144A, 6.35%, 6/30/2021 (b)		185,000	188,237
Offshore Group Investment Ltd., 7.125%, 4/1/2023		60,000	58,500
Pacific Drilling SA, 144A, 5.375%, 6/1/2020		35,000	34,125
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		300,000	271,800
Regency Energy Partners LP, 144A, 4.5%, 11/1/2023		15,000	13,575
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022		250,000	250,528
Rosneft Finance SA, 144A, 6.625%, 3/20/2017		200,000	219,500
Sabine Pass Liquefaction LLC, 144A, 5.625%, 2/1/2021		105,000	102,769
SandRidge Energy, Inc., 7.5%, 3/15/2021 (b)		75,000	75,750
SESI LLC:
6.375%, 5/1/2019		40,000	42,300
7.125%, 12/15/2021		115,000	125,637
Swift Energy Co., 7.875%, 3/1/2022		55,000	53,900
Talos Production LLC, 144A, 9.75%, 2/15/2018		60,000	60,300
Tesoro Corp.:
4.25%, 10/1/2017		35,000	35,875
5.375%, 10/1/2022		25,000	23,875
Transocean, Inc., 3.8%, 10/15/2022		75,000	70,619
Venoco, Inc., 8.875%, 2/15/2019		105,000	105,787
Whiting Petroleum Corp., 5.0%, 3/15/2019		40,000	40,100
WPX Energy, Inc., 5.25%, 1/15/2017		40,000	42,200

			4,932,569
Financials 9.4%
Ally Financial, Inc.:
5.5%, 2/15/2017		60,000	62,968
6.25%, 12/1/2017		95,000	101,588
8.0%, 3/15/2020		115,000	132,250
8.3%, 2/12/2015		135,000	145,462
American International Group, Inc., 3.8%, 3/22/2017		60,000	63,811
American Tower Corp., (REIT), 3.5%, 1/31/2023		60,000	52,668
Banco Santander Brasil SA:
144A, 4.625%, 2/13/2017		250,000	257,500
144A, 8.0%, 3/18/2016	BRL	400,000	166,945
Bank of America Corp., 3.3%, 1/11/2023		160,000	149,882
Barclays Bank PLC, 7.625%, 11/21/2022		400,000	396,500
BBVA Bancomer SA, 144A, 6.5%, 3/10/2021		200,000	208,000
BNP Paribas SA, 3.25%, 3/3/2023		115,000	107,706
CIT Group, Inc.:
5.0%, 5/15/2017		80,000	84,100
5.25%, 3/15/2018		90,000	94,275
Development Bank of Kazakhstan JSC, Series 3, 6.5%, 6/3/2020		500,000	518,750
E*TRADE Financial Corp., 6.75%, 6/1/2016		130,000	138,450
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		200,000	185,013
Hartford Financial Services Group, Inc., 6.0%, 1/15/2019		117,000	135,017
HCP, Inc., (REIT), 5.375%, 2/1/2021		143,000	155,592
Hellas Telecommunications Finance, 144A, 8.218% **, 7/15/2015 (PIK) *	EUR	109,187	0
Host Hotels & Resorts LP, Series D, (REIT), 3.75%, 10/15/2023		75,000	69,423
ING Bank NV:
144A, 2.0%, 9/25/2015		200,000	202,722
144A, 5.8%, 9/25/2023		230,000	232,299
ING U.S., Inc., 144A, 5.7%, 7/15/2043		65,000	64,517
International Lease Finance Corp.:
3.875%, 4/15/2018		65,000	62,806
4.625%, 4/15/2021		15,000	13,887
5.75%, 5/15/2016		20,000	21,206
6.25%, 5/15/2019		50,000	52,500
8.625%, 9/15/2015		40,000	44,150
8.625%, 1/15/2022 (b)		45,000	51,862
8.75%, 3/15/2017		120,000	137,700
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		240,000	235,945
Jefferies Group LLC, 5.125%, 1/20/2023		60,000	60,471
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		105,000	108,872
Morgan Stanley:
3.75%, 2/25/2023		85,000	81,943
4.1%, 5/22/2023		85,000	79,281
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		45,000	45,563
(REIT), 6.875%, 5/1/2021		50,000	52,625
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		25,000	25,563
144A, 5.875%, 3/15/2022		45,000	45,225
OPB Finance Trust, Series C, 2.9%, 5/24/2023	CAD	238,000	216,403
ProLogis LP, (REIT), 4.25%, 8/15/2023		90,000	89,514
Royal Bank of Scotland Group PLC, 6.1%, 6/10/2023		100,000	100,882
Santander U.S. Debt SAU, 144A, 3.724%, 1/20/2015		45,000	45,637
SLM Corp., 5.5%, 1/25/2023		125,000	114,448
The Goldman Sachs Group, Inc.:
3.625%, 1/22/2023		55,000	52,594
5.75%, 1/24/2022		160,000	177,383
Turkiye Is Bankasi, 144A, 6.0%, 10/24/2022		250,000	228,125
Turkiye Vakiflar Bankasi Tao, 144A, 3.75%, 4/15/2018		250,000	232,500
Ventas Realty LP, (REIT), 2.7%, 4/1/2020		130,000	123,900

			6,226,423
Health Care 2.8%
Agilent Technologies, Inc., 3.2%, 10/1/2022		40,000	37,122
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		85,000	91,163
Biomet, Inc.:
6.5%, 8/1/2020		55,000	56,788
6.5%, 10/1/2020		15,000	15,206
Community Health Systems, Inc.:
5.125%, 8/15/2018		185,000	188,237
7.125%, 7/15/2020		60,000	60,600
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		35,000	36,488
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	21,950
HCA, Inc.:
5.875%, 3/15/2022		40,000	41,100
6.5%, 2/15/2020		210,000	227,587
7.5%, 2/15/2022		80,000	87,800
7.875%, 2/15/2020		365,000	393,516
8.5%, 4/15/2019		45,000	48,375
Hologic, Inc., 6.25%, 8/1/2020		30,000	31,238
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		35,000	34,101
Mallinckrodt International Finance SA, 144A, 4.75%, 4/15/2023		75,000	71,310
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		55,000	56,856
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		48,000	53,760
Tenet Healthcare Corp.:
144A, 4.375%, 10/1/2021		55,000	50,738
4.5%, 4/1/2021		10,000	9,375
6.25%, 11/1/2018		80,000	85,400
Valeant Pharmaceuticals International, 144A, 6.75%, 8/15/2018		70,000	74,900
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		75,000	81,375

			1,854,985
Industrials 5.7%
Accuride Corp., 9.5%, 8/1/2018		65,000	67,763
ADT Corp., 144A, 6.25%, 10/15/2021 (c)		25,000	25,375
Aeropuertos Dominicanos Siglo XXI SA, 144A, 9.25%, 11/13/2019		250,000	256,250
Air Lease Corp.:
4.75%, 3/1/2020		45,000	44,213
5.625%, 4/1/2017 (b)		75,000	79,875
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK)		30,000	30,825
Armored Autogroup, Inc., 9.25%, 11/1/2018		105,000	94,763
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020 (c)		55,000	55,275
BE Aerospace, Inc., 6.875%, 10/1/2020 (b)		25,000	27,313
Belden, Inc., 144A, 5.5%, 9/1/2022		55,000	53,075
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		55,000	54,588
144A, 7.75%, 3/15/2020		45,000	50,850
Casella Waste Systems, Inc., 7.75%, 2/15/2019		110,000	109,450
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		25,000	23,875
Ducommun, Inc., 9.75%, 7/15/2018		65,000	72,150
DynCorp International, Inc., 10.375%, 7/1/2017		85,000	87,550
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		200,000	184,000
Florida East Coast Railway Corp., 8.125%, 2/1/2017		40,000	41,950
FTI Consulting, Inc., 6.75%, 10/1/2020		145,000	153,337
Garda World Security Corp., 144A, 9.75%, 3/15/2017		65,000	68,900
GenCorp, Inc., 144A, 7.125%, 3/15/2021		115,000	120,462
Georgian Railway JSC, 144A, 7.75%, 7/11/2022		200,000	209,000
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		200,000	192,000
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		50,000	53,750
7.125%, 3/15/2021		10,000	10,775
Ingersoll-Rand Global Holding Co., Ltd., 144A, 2.875%, 1/15/2019		20,000	19,936
Iron Mountain, Inc., 5.75%, 8/15/2024		40,000	36,000
Masco Corp., 7.125%, 3/15/2020		145,000	163,487
Meritor, Inc.:
6.75%, 6/15/2021		25,000	24,750
10.625%, 3/15/2018		60,000	64,800
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		75,000	74,438
8.875%, 11/1/2017		35,000	36,575
Navios South American Logistics, Inc., 9.25%, 4/15/2019		10,000	10,750
Nortek, Inc., 8.5%, 4/15/2021		75,000	81,563
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020		200,000	202,250
Owens Corning, Inc.:
4.2%, 12/15/2022		30,000	29,266
9.0%, 6/15/2019		29,000	35,266
Ply Gem Industries, Inc., 9.375%, 4/15/2017		15,000	15,825
Spirit AeroSystems, Inc., 6.75%, 12/15/2020		75,000	78,563
Titan International, Inc.:
144A, 6.875%, 10/1/2020 (c)		90,000	90,675
144A, 7.875%, 10/1/2017		20,000	21,290
7.875%, 10/1/2017		90,000	95,805
Total System Services, Inc., 3.75%, 6/1/2023		70,000	64,791
TransDigm, Inc.:
144A, 7.5%, 7/15/2021 (b)		50,000	53,750
7.75%, 12/15/2018		65,000	69,225
U.S. Airways Group, Inc., 6.125%, 6/1/2018		35,000	33,556
United Rentals North America, Inc.:
5.75%, 7/15/2018		60,000	63,000
7.375%, 5/15/2020		95,000	102,362
7.625%, 4/15/2022		95,000	103,312
Watco Companies LLC, 144A, 6.375%, 4/1/2023		25,000	24,750

			3,763,349
Information Technology 1.7%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		15,000	15,263
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		115,000	115,144
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		50,000	51,875
CDW LLC, 8.5%, 4/1/2019		45,000	49,725
eAccess Ltd., 144A, 8.25%, 4/1/2018		60,000	65,700
EarthLink, Inc., 144A, 7.375%, 6/1/2020		30,000	29,250
Equinix, Inc.:
5.375%, 4/1/2023		105,000	99,225
7.0%, 7/15/2021		40,000	42,600
First Data Corp.:
144A, 6.75%, 11/1/2020		110,000	113,850
144A, 7.375%, 6/15/2019		45,000	47,362
144A, 8.875%, 8/15/2020		85,000	93,712
Fiserv, Inc., 3.5%, 10/1/2022		95,000	89,943
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		120,000	129,900
Healthcare Technology Intermediate, Inc., 144A, 7.375%, 9/1/2018 (PIK)		10,000	10,213
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		40,000	42,300
7.625%, 6/15/2021		40,000	43,100
IAC/InterActiveCorp., 4.75%, 12/15/2022		25,000	23,000
Jabil Circuit, Inc., 7.75%, 7/15/2016		30,000	33,975

			1,096,137
Materials 5.8%
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		250,000	232,482
Ashland, Inc., 3.875%, 4/15/2018		20,000	19,750
Axiall Corp., 144A, 4.875%, 5/15/2023		10,000	9,475
Ball Corp., 7.375%, 9/1/2019		25,000	27,063
Barrick Gold Corp., 2.5%, 5/1/2018		40,000	38,142
Bluescope Steel Ltd., 144A, 7.125%, 5/1/2018		25,000	25,688
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		40,000	41,800
Cemex SAB de CV, 144A, 9.0%, 1/11/2018		200,000	215,500
Cia Minera Milpo SAA, 144A, 4.625%, 3/28/2023		200,000	180,000
Clearwater Paper Corp., 7.125%, 11/1/2018		65,000	69,875
Crown Americas LLC, 6.25%, 2/1/2021		10,000	10,450
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		20,000	19,200
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		220,000	207,900
144A, 9.875%, 6/15/2015		35,000	27,475
Exopack Holding Corp., 10.0%, 6/1/2018		40,000	42,200
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (b)		55,000	56,375
144A, 6.875%, 4/1/2022		15,000	15,000
144A, 7.0%, 11/1/2015		65,000	66,950
144A, 8.25%, 11/1/2019 (b)		45,000	48,487
FQM Akubra, Inc.:
144A, 7.5%, 6/1/2021		80,000	82,000
144A, 8.75%, 6/1/2020		45,000	48,150
Gerdau Holdings, Inc., 144A, 7.0%, 1/20/2020		200,000	213,000
Greif, Inc., 7.75%, 8/1/2019		195,000	220,350
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		15,000	15,000
8.875%, 2/1/2018		95,000	98,325
Huntsman International LLC:
8.625%, 3/15/2020		60,000	66,000
8.625%, 3/15/2021 (b)		25,000	27,750
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		40,000	34,900
International Paper Co., 7.95%, 6/15/2018		145,000	179,978
Kaiser Aluminum Corp., 8.25%, 6/1/2020		40,000	44,700
KGHM International Ltd., 144A, 7.75%, 6/15/2019		115,000	118,737
Metalloinvest Finance Ltd., 144A, 6.5%, 7/21/2016		200,000	210,750
Novelis, Inc., 8.75%, 12/15/2020		215,000	235,962
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		30,000	33,750
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		90,000	93,150
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021 (c)		40,000	40,400
Polymer Group, Inc., 7.75%, 2/1/2019		55,000	58,781
PolyOne Corp., 144A, 5.25%, 3/15/2023		85,000	80,325
Polyus Gold International Ltd., 144A, 5.625%, 4/29/2020 (b)		200,000	196,500
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		45,000	45,338
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		30,000	33,450
144A, 8.375%, 9/15/2021		30,000	33,975
Tronox Finance LLC, 6.375%, 8/15/2020		40,000	39,600
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		300,000	259,200

			3,863,883
Telecommunication Services 7.3%
CC Holdings GS V LLC, 3.849%, 4/15/2023		70,000	63,121
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		15,000	14,644
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		55,000	57,310
8.375%, 10/15/2020		180,000	190,350
8.75%, 3/15/2018 (b)		210,000	221,812
CPI International, Inc., 8.0%, 2/15/2018		45,000	46,350
Cricket Communications, Inc., 7.75%, 10/15/2020		245,000	277,462
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		100,000	108,000
Digicel Ltd., 144A, 8.25%, 9/1/2017		400,000	414,500
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	88,319	0
Frontier Communications Corp.:
7.125%, 1/15/2023 (b)		200,000	199,500
7.625%, 4/15/2024 (b)		15,000	15,000
8.25%, 4/15/2017		62,000	70,370
8.5%, 4/15/2020		90,000	99,450
8.75%, 4/15/2022		10,000	10,925
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		55,000	51,425
7.25%, 10/15/2020		195,000	208,162
7.5%, 4/1/2021		215,000	232,200
8.5%, 11/1/2019		100,000	108,750
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		95,000	98,325
144A, 8.125%, 6/1/2023		10,000	10,550
Level 3 Communications, Inc., 8.875%, 6/1/2019 (b)		10,000	10,700
Level 3 Financing, Inc.:
7.0%, 6/1/2020		75,000	75,750
8.125%, 7/1/2019		75,000	80,250
8.625%, 7/15/2020		50,000	54,625
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		65,000	67,356
144A, 6.625%, 4/1/2023		35,000	35,088
7.875%, 9/1/2018		75,000	81,094
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	186,000
NII Capital Corp., 7.625%, 4/1/2021		50,000	35,500
SBA Communications Corp., 5.625%, 10/1/2019		30,000	29,475
SBA Telecommunications, Inc., 8.25%, 8/15/2019		16,000	17,280
Sprint Communications, Inc.:
6.0%, 12/1/2016		320,000	339,200
8.375%, 8/15/2017		55,000	62,150
9.125%, 3/1/2017		50,000	57,500
Telemar Norte Leste SA, 144A, 5.5%, 10/23/2020		200,000	176,000
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017		100,000	104,250
tw telecom holdings, Inc.:
144A, 5.375%, 10/1/2022		5,000	4,775
5.375%, 10/1/2022		35,000	33,425
144A, 6.375%, 9/1/2023		35,000	34,825
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		30,000	32,700
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		10,000	10,600
Verizon Communications, Inc., 6.55%, 9/15/2043		250,000	282,234
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		30,000	30,750
Windstream Corp.:
6.375%, 8/1/2023		40,000	36,600
7.5%, 4/1/2023		75,000	74,063
7.75%, 10/15/2020 (b)		20,000	20,650
144A, 7.75%, 10/1/2021		55,000	56,788
7.875%, 11/1/2017		205,000	228,575
8.125%, 9/1/2018		70,000	75,250

			4,831,659
Utilities 2.6%
AES Corp.:
8.0%, 10/15/2017		10,000	11,500
8.0%, 6/1/2020		175,000	199,500
American Electric Power Co., Inc., Series F, 2.95%, 12/15/2022		140,000	128,903
Calpine Corp.:
144A, 7.5%, 2/15/2021		72,000	76,500
144A, 7.875%, 7/31/2020		79,000	85,123
Electricite de France SA, 144A, 5.25%, 1/29/2049		100,000	94,590
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		100,000	32,000
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		80,000	84,300
Instituto Costarricense de Electricidad, 144A, 6.95%, 11/10/2021		200,000	205,500
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		145,000	150,437
Jersey Central Power & Light Co., 144A, 4.7%, 4/1/2024		160,000	162,003
Mexico Generadora de Energia S de rl, 144A, 5.5%, 12/6/2032		200,000	180,000
NRG Energy, Inc., 7.625%, 1/15/2018		35,000	38,763
PPL Energy Supply LLC, 4.6%, 12/15/2021		200,000	197,339
Toledo Edison Co., 7.25%, 5/1/2020		38,000	46,139

			1,692,597

Total Corporate Bonds (Cost $35,805,611)			35,908,499
Mortgage-Backed Securities Pass-Throughs 8.0%
Federal National Mortgage Association, 4.0%, 12/1/2040 (c)		1,000,000	1,045,312
Government National Mortgage Association, 4.0% , with various maturities from 7/1/2040 until 6/1/2041 (c)		4,000,000	4,226,094

Total Mortgage-Backed Securities Pass-Throughs (Cost $5,157,227)			5,271,406
Asset-Backed 0.9%
Home Equity Loans 0.5%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		61,426	61,241
Citifinancial Mortgage Securities, Inc., "AFS", Series 2003-4, 5.326%, 10/25/2033		190,000	198,445
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.322% **, 1/15/2037		127,668	110,511

			370,197
Miscellaneous 0.4%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.918% **, 1/17/2024		250,000	250,789

Total Asset-Backed (Cost $570,276)			620,986
Commercial Mortgage-Backed Securities 3.9%
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 2.483% **, 11/15/2015		530,118	530,968
Commercial Mortgage Trust, "AM", Series 2007-GG11, 5.867%, 12/10/2049		290,000	315,668
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.183% **, 3/15/2018		80,000	80,352
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		150,000	145,103
"A4", Series 2006-LDP7, 5.863% **, 4/15/2045		140,000	153,790
LB-UBS Commercial Mortgage Trust, "A3", Series 2006-C7, 5.347%, 11/15/2038		440,000	483,777
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.465% **, 12/15/2044		140,000	149,749
WFRBS Commercial Mortgage Trust, "A5", Series 2013-C14, 3.337%, 6/15/2046		750,000	726,487

Total Commercial Mortgage-Backed Securities (Cost $2,521,792)			2,585,894
Collateralized Mortgage Obligations 3.6%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.924% **, 2/25/2034		116,124	114,627
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 3.179% **, 12/25/2035		150,560	148,650
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		104,462	105,604
Federal Home Loan Mortgage Corp.:
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		1,377,436	96,425
"ZG", Series 4213, 3.5%, 6/15/2043		115,770	109,478
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023		66,513	3,020
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		492,195	56,086
"HI", Series 2934, Interest Only, 5.0%, 2/15/2020		148,555	15,143
"WI", Series 3010, Interest Only, 5.0%, 7/15/2020		237,901	25,151
"JS", Series 3572, Interest Only, 6.618% ***, 9/15/2039		834,446	131,415
Federal National Mortgage Association:
"BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		117,192	8,534
"SK", Series 2011-78, Interest Only, 5.821% ***, 8/25/2041		1,685,465	216,258
"PI", Series 2006-20, Interest Only, 6.501% ***, 11/25/2030		488,784	89,657
"SI", Series 2007-23, Interest Only, 6.591% ***, 3/25/2037		349,150	54,640
Government National Mortgage Association:
"GP", Series 2010-67, 4.5%, 3/20/2039		250,000	268,606
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035		183,096	4,821
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		500,835	80,539
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		505,462	80,124
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		475,658	84,671
"AI", Series 2007-38, Interest Only, 6.278% ***, 6/16/2037		131,147	17,630
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 2.712% **, 4/25/2036		333,596	288,284
Merrill Lynch Mortgage Investors Trust, "2A", Series 2003-A6, 2.852% **, 10/25/2033		89,476	89,055
Morgan Stanley Mortgage Loan Trust, "5A5", Series 2005-4, 5.5%, 8/25/2035		28,624	28,529
Wells Fargo Mortgage-Backed Securities Trust:
"2A3",Series 2004-EE, 2.623% **, 12/25/2034		137,934	136,800
"B1", Series 2004-1, 5.5%, 2/25/2034		155,715	155,410

Total Collateralized Mortgage Obligations (Cost $2,474,987)			2,409,157
Government & Agency Obligations 19.3%
Other Government Related (d) 6.5%
Bank of Moscow, 144A, 6.699%, 3/11/2015		250,000	263,220
European Investment Bank:
144A, 4.6%, 1/30/2037	CAD	1,000,000	983,049
6.0%, 8/6/2020	AUD	500,000	500,098
Gazprom Neft OAO, 144A, 4.375%, 9/19/2022		250,000	230,000
KFW, 1.875%, 6/13/2018	CAD	605,000	576,496
National JSC Naftogaz of Ukraine, 9.5%, 9/30/2014		250,000	232,550
Vimpel Communications, 144A, 7.748%, 2/2/2021		200,000	215,500
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		200,000	210,500
Queensland Treasury Corp., Series 23, 4.25%, 7/21/2023	AUD	1,180,000	1,055,277

			4,266,690
Sovereign Bonds 5.4%
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	250,000	121,261
Government of Canada, 0.75%, 5/1/2014	CAD	1,400,000	1,357,037
Kingdom of Norway, Series 475, 2.0%, 5/24/2023	NOK	4,002,000	619,679
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	375	99
Republic of Belarus, REG S, 8.75%, 8/3/2015		145,000	139,925
Republic of Singapore, 3.375%, 9/1/2033	SGD	862,000	721,573
Republic of Slovenia, 144A, 4.75%, 5/10/2018		200,000	192,500
Russian Federation:
Series 6204, 7.5%, 3/15/2018	RUB	2,000,000	63,716
Series 6207, 8.15%, 2/3/2027	RUB	4,000,000	129,253
United Mexican States:
Series M, 7.75%, 5/29/2031	MXN	1,640,000	135,644
Series M 20, 8.5%, 5/31/2029	MXN	820,000	73,132

			3,553,819
U.S. Treasury Obligations 7.4%
U.S. Treasury Bills:
0.02% ****, 2/13/2014 (e)		152,000	151,991
0.035% ****, 2/13/2014 (e)		411,000	410,977
U.S. Treasury Bond, 3.0%, 5/15/2042		600,000	525,750
U.S. Treasury Notes:
0.75%, 6/15/2014		500,000	502,305
1.5%, 7/31/2016		3,025,000	3,101,569
1.75%, 5/15/2023		253,000	234,440

			4,927,032

Total Government & Agency Obligations (Cost $13,305,134)			12,747,541
Loan Participations and Assignments 5.2%
Senior Loans ** 5.2%
Air Distribution Technologies, Inc., First Lien Term Loan, 5.0%, 11/9/2018		64,513	64,916
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		74,438	75,182
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015 *		9,378	4,689
Burger King Corp., Term Loan B, 3.75%, 9/27/2019		69,300	69,449
Calpine Corp., Term Loan B1, 4.0%, 4/2/2018		194,005	194,499
Charter Communications Operating LLC, Term Loan E, 3.0%, 7/1/2020		194,513	192,759
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		75,000	76,453
Crown Castle International Corp., Term Loan, 3.25%, 1/31/2019		49,375	48,874
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019		50,000	50,844
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		220,000	221,621
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		249,375	250,480
Kabel Deutschland GmbH, Term Loan F1, 3.25%, 2/1/2019		385,000	385,375
MacDermid, Inc., First Lien Term Loan, 4.0%, 6/8/2020		54,863	54,725
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		258,684	259,736
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		118,722	118,128
Par Pharmaceutical Companies, Inc., Term Loan B, 4.25%, 9/30/2019		118,802	118,565
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		90,284	90,227
Term Loan B2, 4.25%, 8/7/2019		336,600	337,441
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		90,000	89,438
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		175,000	175,520
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/2018		109,748	111,051
Travelport LLC, Second Lien Term Loan, 9.5%, 1/29/2016		5,040	5,210
Univision Communications, Inc., Term Loan, 4.5%, 3/2/2020		59,659	59,547
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.75%, 2/13/2019		159,196	159,295
Term Loan B, 3.75%, 12/11/2019		134,322	134,825
Warner Chilcott Corp.:
Incremental Term Loan B1, 5.5%, 3/15/2018		12,416	12,436
Term Loan B1, 5.5%, 3/15/2018		28,520	28,566
WC Luxco S.a.r.l., Term Loan B3, 4.25%, 3/15/2018		22,475	22,511

Total Loan Participations and Assignments (Cost $3,413,476)			3,412,362
Municipal Bonds and Notes 1.3%
Chicago, IL, Airport Revenue, O'Hare International Airport, Series B, 6.0%, 1/1/2041		145,000	156,645
Massachusetts, State School Building Authority, Sales Tax Revenue, Qualified School Construction Bond, Series A, 4.885%, 7/15/2028		300,000	313,515
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2040		145,000	146,230
Port Authority of New York & New Jersey, 4.926%, 10/1/2051		260,000	249,493

Total Municipal Bonds and Notes (Cost $851,015)			865,883
Convertible Bonds 0.5%
Consumer Discretionary 0.2%
Group 1 Automotive, Inc., 3.0%, 3/15/2020		65,000	139,994
Materials 0.3%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015		120,175	200,680

Total Convertible Bonds (Cost $183,492)			340,674
Preferred Security 0.1%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $59,073)		95,000	84,550

		Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*		84	483
Dawn Holdings, Inc.* (f)		1	4,220
Trump Entertainment Resorts, Inc.*		6	0
Vertis Holdings, Inc.*		63	0

			4,703
Industrials 0.0%
Congoleum Corp.*		2,500	0
Materials 0.1%
GEO Specialty Chemicals, Inc.*		2,058	1,319
Wolverine Tube, Inc.*		778	25,091

			26,410

Total Common Stocks (Cost $46,020)			31,113
Preferred Stock 0.1%
Financials
Ally Financial, Inc., 144A, 7.0% (Cost $56,381)		60	57,334
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*		159	0
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		11,138	7,057
Hercules Trust II, Expiration Date 3/31/2029*		85	950

			8,007

Total Warrants (Cost $17,432)			8,007
Exchange-Traded Fund 1.2%
SPDR Barclays Convertible Securities (Cost $759,882)		17,300	781,960

		Contract Amount	Value ($)
Call Options Purchased 0.3%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161		1,300,000	74,314
Pay Fixed Rate - 4.19% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172		1,500,000	81,292
Pay Fixed Rate - 4.32% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173		1,400,000	69,699

Total Call Options Purchased (Cost $191,320)			225,305
Put Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172		1,500,000	12,065
Receive Fixed Rate - 2.32% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173		1,400,000	13,385

Total Put Options Purchased (Cost $98,573)			25,450

		Shares	Value ($)

Securities Lending Collateral 2.4%
Daily Assets Fund Institutional, 0.09% (g) (h) (Cost $1,578,064)		1,578,064	1,578,064
Cash Equivalents 9.0%
Central Cash Management Fund, 0.05% (g) (Cost $5,977,070)		5,977,070	5,977,070

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $73,066,825) †		110.3	72,931,255
Other Assets and Liabilities, Net		(10.3)	(6,792,692)

Net Assets		100.0	66,138,563

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Buffets, Inc.*	LIBOR plus 9.25%	4/22/2015	9,378	USD	9,157	4,689
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	88,319	EUR	120,275	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	65,000	USD	65,000	0
Hellas Telecommunications Finance*	8.218%	7/15/2015	109,187	EUR	32,169	0
					226,601	4,689

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2013.

***	These securities are shown at their current rate as of September 30, 2013.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $73,066,865.  At September 30, 2013, net unrealized depreciation for all securities based on tax cost was $135,610.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,024,640 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,160,250.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan.  In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at September 30, 2013 amounted to $1,446,371 which is 2.2% of net assets.

(c)	When-issued or delayed delivery security included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At September 30, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	5,273	4,220	0.01

(g) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt
At September 30, 2013, the Fund had unfunded loan commitments of $50,000, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)

Tallgrass Operations LLC, Term Delay Draw, 11/13/2017	50,000	50,250	250

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Canadian Government Bond	CAD	12/18/2013	15	1,887,870	25,845
10 Year U.S. Treasury Note	USD	12/19/2013	5	631,953	1,943
Federal Republic of Germany Euro-Bund	EUR	12/6/2013	6	1,140,453	19,470
Ultra Long U.S. Treasury Bond	USD	12/19/2013	16	2,273,500	51,294
Total unrealized appreciation					98,552

At September 30, 2013, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year U.S. Treasury Note	USD	12/19/2013	14	1,769,469	(15,559)
30 Year U.S. Treasury Bond	USD	12/19/2013	6	800,250	(14,450)
5 Year U.S. Treasury Note	USD	12/31/2013	70	8,473,281	(77,201)
Total unrealized depreciation					(107,210)

At September 30, 2013, open written options contracts were as follows:

Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (i)

Call Options
Receive Fixed - 3.19% - Pay Floating - LIBOR	2/3/2017 2/3/2027	700,000	2	2/1/2017	50,400	(69,124)
Receive Fixed - 3.32% - Pay Floating - LIBOR	2/3/2017 2/3/2027	700,000	3	2/1/2017	50,631	(64,319)
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	1,300,000	1	4/20/2016	46,345	(51,387)
Total Call Options					147,376	(184,830)

Put Options
Pay Fixed - 3.19% - Receive Floating - LIBOR	2/3/2017 2/3/2027	700,000	2	2/1/2017	50,400	(18,177)
Pay Fixed - 3.32% - Receive Floating - LIBOR	2/3/2017 2/3/2027	700,000	3	2/1/2017	50,631	(20,659)
Total Put Options					101,031	(38,836)

Total					248,407	(223,666)

(i)	Unrealized appreciation on written options on interest rate swap contracts at September 30, 2013 was $24,741.

At September 30, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (j)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (k)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2015	90,000	4	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	8,154	(1,604)	9,758
3/21/2011 6/20/2016	120,000	2	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	11,514	2,443	9,071
12/20/2011 3/20/2017	60,000	5	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	6,947	1,754	5,193
9/20/2012 12/20/2017	75,000	6	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	10,986	4,706	6,280
6/20/2013 9/20/2018	40,000	5	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	4,321	3,561	760
6/20/2013 9/20/2018	125,000	7	5.0%	HCA, Inc., 8.0%, 10/1/2018, B-	11,447	9,932	1,515
6/20/2013 9/20/2018	100,000	4	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	6,763	5,905	858

Total unrealized appreciation	33,435

(j)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(k)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At September 30, 2013, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

7/16/2013 7/16/2014	1,800,000	1	Floating — LIBOR	Fixed — 0.515%	4,012	(37)	4,049
4/13/2012 4/13/2016	1,500,000	3	Floating — LIBOR	Fixed — 1.22%	30,907	—	30,907
7/16/2013 7/16/2018	800,000	1	Floating —- LIBOR	Fixed — 1.148%	(10,693)	(141)	(10,552)
7/16/2013 7/16/2043	400,000	1	Fixed — 2.424%	Floating — LIBOR	90,881	(262)	91,143

Total net unrealized appreciation	115,547

Counterparties:
1	Nomura International PLC
2	JPMorgan Chase Securities, Inc.
3	BNP Paribas
4	Bank of America
5	Credit Suisse
6	UBS AG
7	The Goldman Sachs & Co.

As of September 30, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	1,004,818	JPY	100,000,000	10/7/2013	12,556	Nomura International PLC
AUD	1,151,622	EUR	800,000	10/16/2013	8,958	Barclays Bank PLC
USD	73,064	EUR	55,000	10/21/2013	1,347	Citigroup, Inc.
NOK	3,800,000	USD	640,040	10/24/2013	8,616	UBS AG
USD	855,025	MXN	11,250,000	11/12/2013	1,511	Barclays Bank PLC
MXN	2,250,000	USD	173,245	11/12/2013	1,938	UBS AG
MXN	6,750,000	USD	519,135	11/12/2013	5,214	Barclays Bank PLC
Total unrealized appreciation					40,140

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

JPY	100,000,000	USD	998,432	10/7/2013	(18,942)	Citigroup, Inc.
NZD	1,200,000	USD	964,844	10/15/2013	(30,936)	Citigroup, Inc.
EUR	55,000	USD	73,163	10/21/2013	(1,248)	Citigroup, Inc.
AUD	1,734,230	USD	1,581,037	10/24/2013	(34,490)	UBS AG
EUR	750,000	USD	989,510	10/24/2013	(25,183)	Citigroup, Inc.
CAD	2,674,672	USD	2,592,319	10/24/2013	(2,866)	Barclays Bank PLC
JPY	66,316,538	USD	665,093	10/24/2013	(9,658)	Nomura International PLC
KRW	779,000,000	USD	723,071	10/24/2013	(767)	JPMorgan Chase Securities, Inc.
USD	686,939	JPY	66,316,538	10/24/2013	(12,188)	UBS AG
SGD	856,500	USD	670,709	10/24/2013	(12,027)	Nomura International PLC
USD	722,051	SGD	900,000	10/24/2013	(4,639)	JPMorgan Chase Securities, Inc.
MXN	4,500,000	USD	340,655	11/12/2013	(1,959)	JPMorgan Chase Securities, Inc.
USD	173,618	MXN	2,250,000	11/12/2013	(2,310)	JPMorgan Chase Securities, Inc.
USD	347,892	MXN	4,500,000	12/9/2013	(6,010)	Barclays Bank PLC
USD	173,853	MXN	2,250,000	12/9/2013	(2,911)	UBS AG
Total unrealized depreciation					(166,134)

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SGD	Singapore Dollar
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (l)
Corporate Bonds	$—	$35,908,499	$—	$35,908,499
Mortgage-Backed Securities Pass-Throughs	—	5,271,406	—	5,271,406
Asset-Backed	—	620,986	—	620,986
Commercial Mortgage-Backed Securities	—	2,585,894	—	2,585,894
Collateralized Mortgage Obligations	—	2,409,157	—	2,409,157
Government & Agency Obligations	—	12,747,541	—	12,747,541
Loan Participations and Assignments	—	3,412,362	—	3,412,362
Municipal Bonds and Notes	—	865,883	—	865,883
Convertible Bonds	—	139,994	200,680	340,674
Preferred Security	—	84,550	—	84,550
Common Stocks (l)	—	483	30,630	31,113
Preferred Stock	—	57,334	—	57,334
Warrants (l)	—	—	8,007	8,007
Exchange-Traded Fund	781,960	—	—	781,960
Short-Term Investments (l)	7,555,134	—	—	7,555,134
Unfunded Loan Commitment	—	250	—	250
Derivatives (m)
Purchased Options	—	250,755	—	250,755
Futures Contracts	98,552	—	—	98,552
Credit Default Swap Contracts	—	33,435	—	33,435
Interest Rate Swap Contracts	—	126,099	—	126,099
Forward Foreign Currency Exchange Contracts	—	40,140	—	40,140

Total	$8,435,646	$64,554,768	$239,317	$73,229,731

Liabilities
Derivatives (b)
Written Options	$—	$(223,666)	$—	$(223,666)
Futures Contracts	(107,210)	—	—	(107,210)
Interest Rate Swap Contracts	—	(10,552)	—	(10,552)
Forward Foreign Currency Exchange Contracts	—	(166,134)	—	(166,134)

Total	$(107,210)	$(400,352)	$—	$(507,562)

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.
(l)	See Investment Portfolio for additional detailed categorizations.
(m)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$33,435	$—	$—
Foreign Exchange Contracts	$—	$—	$(125,994)	$—
Interest Rate Contracts	$(8,658)	$115,547	$—	$(14,397)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series II

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2013